UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2009

         EXTENDED MARKET INDEX FUND



[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA EXTENDED MARKET INDEX FUND
MARCH 31, 2009












                                                                      (Form N-Q)

48481-0509                                   (c)2009, USAA. All rights reserved.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO
OF INVESTMENTS

March 31, 2009 (unaudited)

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index. The Dow Jones Wilshire 4500 Completion Index measures the performance of all small- and mid-cap stocks as measured by the Dow Jones Wilshire 5000 Composite Index, less the stocks in the S&P 500 Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT
---------------

At March 31, 2009, the Fund's investment in the Series was $177,198,158, representing 97.67% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

Refer to the Schedule of Investments of the Series for a discussion of Statement of Financial Accounting Standards No. 157 and a summary of the inputs used to value the Series' assets.

The following is a summary of the inputs used to value the Fund's Investment in the Series as of March 31, 2009:

VALUATION INPUTS                                       INVESTMENT IN THE SERIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                       $-
Level 2 - Other Significant Observable Inputs                        177,198,158
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
Total                                                               $177,198,158
--------------------------------------------------------------------------------

The Schedule of Investments of the Series follows.

--------------------------------------------------------------------------------
 | USAA Extended Market Index Fund

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.9%            AeroVironment, Inc. (a)(b)                                       1,700   $      35,530
                            Aerosonic Corp. (a)                                                200             396
                            Argon ST, Inc. (a)                                               1,800          34,146
                            Astronics Corp. (a)                                              1,000          11,000
                            Astrotech Corp. (a)                                                 50              21
                            Crane Co.                                                        5,400          91,152
                            Cubic Corp.                                                      1,700          43,061
                            ESCO Technologies, Inc. (a)                                      2,700         104,490
                            EnPro Industries, Inc. (a)                                       2,200          37,620
                            Esterline Technologies Corp. (a)                                 3,000          60,570
                            Garmin Ltd.                                                     12,600         267,246
                            GenCorp, Inc. (a)                                                4,400           9,328
                            Hawk Corp. Class A (a)                                             100           1,155
                            Heico Corp. Class A                                              1,792          36,969
                            KVH Industries, Inc. (a)                                         2,700          13,392
                            Kaman Corp. Class A                                              2,600          32,604
                            SAIC, Inc. (a)                                                  19,800         369,666
                            SatCon Technology Corp. (a)                                      5,900           9,735
                            Spirit Aerosystems Holdings, Inc. Class A (a)                   10,900         108,673
                            Teledyne Technologies, Inc. (a)                                  3,500          93,380
                            Trimble Navigation Ltd. (a)                                     12,334         188,464
                            Veeco Instruments, Inc. (a)                                      3,800          25,346
                                                                                                  ----------------
                                                                                                         1,573,944
------------------------------------------------------------------------------------------------------------------
AIR TRANSPORT - 0.8%        AAR Corp. (a)                                                    3,500          43,890
                            AMR Corp. (a)(c)                                                29,900          95,381
                            Aircastle Ltd.                                                   5,600          26,040
                            AirTran Holdings, Inc. (a)                                      13,400          60,970
                            Alaska Air Group, Inc. (a)                                       3,700          65,009
                            Allegiant Travel Co. (a)(b)                                      1,600          72,736
                            Atlas Air Worldwide Holdings, Inc. (a)                           1,500          26,025
                            Aviation General, Inc. (a)                                       1,200               0
                            Continental Airlines, Inc. Class B (a)                          13,170         116,028
                            Delta Air Lines, Inc. (a)                                       72,725         409,442
                            ExpressJet Holdings, Inc. (a)                                      160             173
                            Great Lakes Aviation Ltd. (a)                                      700           1,085
                            Hawaiian Holdings, Inc. (a)                                      5,102          19,030
                            JetBlue Airways Corp. (a)                                       18,475          67,434
                            LMI Aerospace, Inc. (a)                                          1,500          10,860
                            Mesa Air Group, Inc. (a)                                         2,000             255
                            PHI, Inc. (a)                                                    1,900          18,962
                            Pinnacle Airlines Corp. (a)                                      3,100           4,309
                            Republic Airways Holdings, Inc. (a)                              3,600          23,328
                            SkyWest, Inc.                                                    6,000          74,640
                            TransDigm Group, Inc. (a)                                        3,900         128,076


                                                        1

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            UAL Corp.                                                       13,830   $      61,958
                            US Airways Group, Inc. (a)                                      11,959          30,256
                            Vanguard Airlines, Inc. (a)                                        200               0
                                                                                                  ----------------
                                                                                                         1,355,887
------------------------------------------------------------------------------------------------------------------
APPAREL - 1.0%              Aeropostale, Inc. (a)                                            6,825         181,272
                            bebe Stores, Inc.                                                3,150          21,010
                            Brown Shoe Co., Inc.                                             3,100          11,625
                            The Buckle, Inc.                                                 2,525          80,623
                            Cache, Inc. (a)                                                  2,300           6,624
                            Carter's, Inc. (a)                                               6,000         112,860
                            Cherokee, Inc.                                                   1,400          21,840
                            Citi Trends, Inc. (a)                                            1,600          36,624
                            Columbia Sportswear Co. (b)                                      1,600          47,872
                            Crocs, Inc. (a)(b)                                               8,800          10,472
                            Deckers Outdoor Corp. (a)                                        1,500          79,560
                            Destination Maternity Corp. (a)                                  1,200           7,572
                            Dixie Group, Inc. (a)                                              900             990
                            Escalade, Inc.                                                     900             576
                            Finlay Enterprises, Inc. (a)                                       600              36
                            Fossil, Inc. (a)                                                 5,017          78,767
                            G-III Apparel Group, Ltd. (a)                                    1,200           6,624
                            GSI Commerce, Inc. (a)                                           3,000          39,300
                            Guess?, Inc.                                                     6,200         130,696
                            Heelys, Inc.                                                     3,700           6,327
                            Iconix Brand Group, Inc. (a)                                     5,981          52,932
                            J. Crew Group, Inc. (a)                                          5,200          68,536
                            Joe's Jeans, Inc. (a)                                            2,300             851
                            Jos. A. Bank Clothiers, Inc. (a)(b)                              1,956          54,396
                            K-Swiss, Inc. Class A                                            3,200          27,328
                            Kenneth Cole Productions, Inc. Class A                           1,800          11,502
                            Lacrosse Footwear, Inc.                                            500           4,035
                            Liz Claiborne, Inc.                                             10,200          25,194
                            Maidenform Brands, Inc. (a)                                      1,600          14,656
                            New York & Co. (a)                                               2,600           9,230
                            Oxford Industries, Inc.                                          1,600           9,872
                            Perry Ellis International, Inc. (a)                              1,800           6,228
                            Phillips-Van Heusen Corp.                                        4,700         106,596
                            Phoenix Footwear Group, Inc. (a)                                 1,000             160
                            Quiksilver, Inc. (a)                                            12,500          16,000
                            Rocky Brands, Inc. (a)                                           1,000           3,500
                            Skechers U.S.A., Inc. Class A (a)                                2,700          18,009
                            Stage Stores, Inc.                                               2,900          29,232
                            Steven Madden Ltd. (a)                                           2,100          39,438
                            Superior Uniform Group, Inc.                                     1,500          10,830
                            Tandy Brands Accessories, Inc.                                     200             322
                            Timberland Co. Class A (a)                                       3,800          45,372
                            True Religion Apparel, Inc. (a)                                  2,500          29,525

                                                        2

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Under Armour, Inc. Class A (a)(b)                                3,400   $      55,862
                            Unifi, Inc. (a)                                                  3,200           2,048
                            Volcom, Inc. (a)                                                 2,200          21,340
                            The Warnaco Group, Inc. (a)                                      4,700         112,800
                            Weyco Group, Inc.                                                  700          18,144
                            Wolverine World Wide, Inc.                                       5,000          77,900
                            Xerium Technologies, Inc. (a)                                      300             201
                                                                                                  ----------------
                                                                                                         1,753,309
------------------------------------------------------------------------------------------------------------------
BANKS - 4.1%                Abington Bancorp, Inc.                                           2,400          19,872
                            Ameriana Bancorp                                                   200             566
                            American Bancorp of New Jersey                                   1,200          11,340
                            American National Bankshares, Inc.                                 400           6,240
                            AmericanWest Bancorp (a)                                         2,200           2,640
                            Ameris Bancorp                                                   1,420           6,688
                            Ames National Corp.                                                700          11,963
                            Arrow Financial Corp.                                            1,070          25,348
                            Associated Banc-Corp.                                           12,159         187,735
                            BCSB Bancorp, Inc. (a)                                             631           5,521
                            Bancfirst Corp.                                                  1,000          36,400
                            The Bancorp, Inc. (a)                                            2,500          10,550
                            Bancorp of New Jersey, Inc. (a)                                  1,300          12,480
                            BancorpSouth, Inc.                                               8,000         166,720
                            Bank Mutual Corp.                                                5,900          53,454
                            Bank of Granite Corp.                                              781           1,335
                            Bank of Hawaii Corp. (c)                                         5,000         164,900
                            BankAtlantic Bancorp, Inc.                                       2,420           4,864
                            BankFinancial Corp.                                              2,100          20,937
                            Bar Harbor Bankshares                                              300           6,900
                            Beneficial Mutual Bancorp, Inc. (a)                              3,700          36,445
                            Berkshire Bancorp, Inc.                                            300           1,203
                            Boston Private Financial Holdings, Inc.                          6,100          21,411
                            Bridge Bancorp, Inc.                                             1,100          21,956
                            Brookline Bancorp, Inc.                                          6,199          58,890
                            Bryn Mawr Bank Corp.                                               600          10,110
                            CFS Bancorp, Inc.                                                2,100           8,190
                            Camden National Corp.                                              800          18,280
                            Cape Bancorp, Inc. (a)                                             200           1,406
                            Capital Bank Corp.                                               1,100           5,016
                            Capital City Bank Group, Inc.                                    1,325          15,184
                            Capitol Bancorp Ltd.                                             1,820           7,553
                            Capitol Federal Financial                                        2,240          84,694
                            Cardinal Financial Corp.                                         4,200          24,108
                            Carrollton Bancorp                                                 210           1,071
                            Cascade Bancorp                                                  2,975           4,849
                            Center Bancorp, Inc.                                             2,688          19,407
                            Center Financial Corp.                                           1,800           5,076

                                                        3

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Centerstate Banks of Florida, Inc.                                 400   $       4,404
                            Century Bancorp, Inc. Class A                                      900          12,060
                            Chemical Financial Corp.                                         2,713          56,457
                            Citizens & Northern Corp.                                          612          11,316
                            Citizens Banking Corp. (a)                                      13,485          20,902
                            Citizens South Banking Corp.                                     2,328          12,199
                            City Holding Co.                                                 1,800          49,122
                            City National Corp.                                              4,200         141,834
                            CityBank (b)                                                     2,050           6,765
                            Clifton Savings Bancorp, Inc.                                      980           9,800
                            CoBiz Financial, Inc. (b)                                        2,150          11,288
                            The Colonial BancGroup, Inc. (b)                                21,446          19,301
                            Colony Bankcorp, Inc.                                              500           3,195
                            Columbia Banking System, Inc.                                    2,030          12,992
                            Comm Bancorp, Inc.                                                 100           3,508
                            Commerce Bancshares, Inc.                                        6,279         227,928
                            Community Bancorp (a)                                            2,100           4,095
                            Community Bank System, Inc.                                      3,400          56,950
                            Community Trust Bancorp, Inc.                                    1,580          42,265
                            Corus Bankshares, Inc. (a)(b)                                    4,800           1,296
                            Cullen/Frost Bankers, Inc.                                       5,740         269,436
                            Danvers Bancorp, Inc.                                            1,900          26,239
                            Doral Financial Corp. (a)                                          677           1,219
                            ESSA Bancorp, Inc.                                               2,400          31,944
                            East-West Bancorp, Inc.                                          7,090          32,401
                            Encore Bancshares, Inc. (a)                                      1,700          15,079
                            Enterprise Financial Services Corp.                              1,300          12,688
                            EuroBancshares, Inc. (a)                                         1,400             966
                            F.N.B. Corp.                                                     9,489          72,781
                            FNB United Corp.                                                   300             726
                            Farmers Capital Bank Corp.                                         300           4,701
                            Financial Institutions, Inc.                                     1,900          14,478
                            First Bancorp, Inc.                                                400           6,344
                            First Bancorp, North Carolina                                    1,700          20,349
                            First BanCorp., Puerto Rico (b)                                  8,600          36,636
                            First Busey Corp. (b)                                            2,950          22,892
                            First Cash Financial Services, Inc. (a)                          3,100          46,252
                            First Citizens Banc Corp                                         1,000           7,140
                            First Citizens BancShares, Inc. Class A                            590          77,762
                            First Commonwealth Financial Corp.                               9,100          80,717
                            First Community Bancshares, Inc.                                 1,200          14,004
                            First Federal Bancshares of Arkansas, Inc.                       1,200           5,640
                            First Financial Bancorp                                          4,710          44,886
                            First Financial Bankshares, Inc.                                 1,866          89,885
                            First Financial Service Corp.                                      358           4,006
                            First M&F Corp.                                                    600           3,672
                            First Merchants Corp.                                            2,533          27,331

                                                        4

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            First Midwest Bancorp, Inc.                                      5,675   $      48,748
                            First Niagara Financial Group, Inc.                             11,989         130,680
                            The First of Long Island Corp.                                     400           8,076
                            First Regional Bancorp (a)                                         600             966
                            First Security Group, Inc.                                         200             674
                            First South Bancorp, Inc.                                        1,000          10,620
                            First State Bancorp.                                             3,300           4,653
                            FirstMerit Corp.                                                 7,800         141,960
                            Fox Chase Bancorp, Inc. (a)                                      1,600          15,120
                            Frontier Financial Corp. (b)                                     5,400           5,940
                            Fulton Financial Corp.                                          18,411         122,065
                            German American Bancorp, Inc.                                      661           7,899
                            Great Southern Bancorp, Inc.                                     1,000          14,010
                            Greene County Bancshares, Inc.                                   1,816          15,981
                            Guaranty Bancorp (a)                                             5,300           9,275
                            Guaranty Financial Group, Inc. (a)                               7,233           7,595
                            Hampton Roads Bankshares, Inc.                                   2,304          17,948
                            Hancock Holding Co.                                              3,000          93,840
                            Hanmi Financial Corp.                                            7,356           9,563
                            Harleysville National Corp.                                      4,468          27,076
                            Hawthorn Bancshares, Inc.                                          250           2,738
                            Heartland Financial USA, Inc.                                      900          12,186
                            Heritage Commerce Corp.                                          1,900           9,975
                            Home Bancorp, Inc. (a)                                           1,000           9,710
                            Home Bancshares, Inc.                                            1,716          34,269
                            Home Federal Bancorp, Inc.                                         700           6,111
                            Horizon Financial Corp.                                            625           1,119
                            Independent Bank Corp./MA                                        1,900          28,025
                            Indiana Community Bancorp                                        1,100          14,300
                            Integra Bank Corp.                                               2,200           4,158
                            Internet Capital Group, Inc. (a)                                 4,175          16,825
                            Intervest Bancshares Corp.                                       2,100           4,515
                            Investors Bancorp, Inc. (a)                                      4,700          39,809
                            Irwin Financial Corp. (a)                                        5,500          10,725
                            Jefferson Bancshares, Inc.                                       1,900          14,611
                            Kearny Financial Corp.                                           2,300          24,104
                            Lakeland Bancorp, Inc.                                           2,500          20,075
                            Lakeland Financial Corp.                                         1,700          32,623
                            Legacy Bancorp, Inc./MA                                          1,700          16,269
                            Macatawa Bank Corp.                                                787           2,912
                            MainSource Financial Group, Inc.                                 2,301          18,500
                            Malvern Federal Bancorp, Inc.                                    1,200          10,740
                            Mercantile Bank Corp.                                            2,070          11,116
                            Merchants Bancshares, Inc.                                         350           6,475
                            Metavante Technologies, Inc. (a)                                 8,500         169,660
                            Midwest Banc Holdings, Inc.                                      1,000           1,010

                                                        5

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            NBT Bancorp, Inc.                                                3,460   $      74,874
                            Nara Bancorp, Inc.                                               3,100           9,114
                            National Bankshares, Inc.                                          100           1,887
                            National Penn Bancshares, Inc.                                   8,427          69,944
                            NewAlliance Bancshares, Inc.                                    10,400         122,096
                            Newbridge Bancorp                                                2,004           4,228
                            North Valley Bancorp                                             2,200           9,504
                            Northern States Financial Corp.                                    300           2,235
                            Northfield Bancorp, Inc.                                           900           9,837
                            Norwood Financial Corp.                                            157           3,768
                            OceanFirst Financial Corp.                                       1,700          17,374
                            Ohio Valley Banc Corp.                                             875          18,375
                            Old National Bancorp                                             7,032          78,547
                            Old Second Bancorp, Inc. (b)                                     1,886          11,976
                            Oriental Financial Group                                         3,794          18,515
                            PFF Bancorp, Inc. (a)                                            1,660              25
                            Pacific Continental Corp.                                        1,300          15,132
                            Pamrapo Bancorp, Inc.                                            1,000           7,270
                            Park National Corp. (b)                                          1,230          68,573
                            Parkvale Financial Corp.                                           500           5,490
                            Peapack-Gladstone Financial Corp.                                  763          13,757
                            Penns Woods Bancorp, Inc.                                          800          20,112
                            Pennsylvania Commerce Bancorp, Inc. (a)                            700          12,880
                            Peoples Bancorp, Inc.                                            1,095          14,213
                            Peoples Bancorp of North Carolina, Inc.                            363           2,087
                            Peoples Financial Corp.                                          1,000          16,000
                            Pinnacle Financial Partners, Inc. (a)                            2,480          58,801
                            Popular, Inc. (b)                                               27,139          59,163
                            Porter Bancorp, Inc.                                               985          11,229
                            Preferred Bank                                                   1,850           9,694
                            Premierwest Bancorp                                                840           3,377
                            PrivateBancorp, Inc.                                             3,600          52,056
                            Prosperity Bancshares, Inc.                                      5,200         142,220
                            Provident Bankshares Corp.                                       4,556          32,120
                            Provident New York Bancorp                                       4,803          41,066
                            Prudential Bancorp, Inc. of Pennsylvania                         1,400          16,478
                            Pulaski Financial Corp.                                          1,000           5,000
                            Republic Bancorp, Inc. Class A                                   1,448          27,034
                            Republic First Bancorp, Inc. (a)                                 1,946          13,875
                            Rockville Financial, Inc.                                        1,300          11,830
                            Royal Bancshares of Pennsylvania Class A                           785           1,649
                            S&T Bancorp, Inc.                                                2,900          61,509
                            S1 Corp. (a)                                                     6,000          30,900
                            SCBT Financial Corp.                                             1,200          25,080
                            SVB Financial Group (a)                                          3,475          69,535
                            SY Bancorp, Inc.                                                 1,310          31,833

                                                        6

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Sandy Spring Bancorp, Inc.                                       2,050   $      22,878
                            Savannah Bancorp, Inc.                                             188           1,318
                            Seacoast Banking Corp. of Florida (b)                            2,970           8,999
                            Shore Bancshares, Inc.                                             450           7,538
                            Sierra Bancorp                                                     200           1,946
                            Signature Bank (a)                                               3,700         104,451
                            Simmons First National Corp. Class A                             1,500          37,785
                            Smithtown Bancorp, Inc.                                          1,100          12,408
                            The South Financial Group, Inc.                                  8,655           9,521
                            Southside Bancshares, Inc.                                       1,652          31,223
                            Southwest Bancorp, Inc.                                          2,200          20,636
                            Southwest Georgia Financial Corp.                                  132           1,168
                            State Bancorp, Inc.                                              1,425          10,973
                            StellarOne Corp.                                                 2,325          27,691
                            Sterling Bancorp                                                 2,605          25,790
                            Sterling Bancshares, Inc.                                        9,225          60,332
                            Suffolk Bancorp                                                  1,200          31,188
                            Summit Financial Group, Inc.                                       500           3,965
                            Sun Bancorp, Inc. (a)                                            2,009          10,427
                            Superior Bancorp (a)                                               250           1,000
                            Susquehanna Bancshares, Inc.                                     9,700          90,501
                            Synovus Financial Corp.                                         28,000          91,000
                            TCF Financial Corp.                                             12,990         152,762
                            TFS Financial Corp.                                             10,400         126,152
                            Teche Holding Co.                                                  200           6,100
                            Temecual Valley Bancorp, Inc.                                      400             180
                            Texas Capital Bancshares, Inc. (a)                               3,300          37,158
                            Tompkins Trustco, Inc.                                             832          35,776
                            Towne Bank                                                       1,900          31,027
                            Trico Bancshares                                                 1,600          26,784
                            TrustCo Bank Corp. NY                                            8,260          49,725
                            Trustmark Corp.                                                  5,300          97,414
                            UCBH Holdings, Inc.                                             12,850          19,404
                            UMB Financial Corp.                                              3,220         136,818
                            Umpqua Holdings Corp. (b)                                        6,536          59,216
                            Union Bankshares Corp.                                             850          11,773
                            United Bancorp, Inc.                                               336           3,175
                            United Bankshares, Inc. (b)                                      4,600          79,304
                            United Community Financial Corp.                                 1,678           2,030
                            United Financial Bancorp, Inc.                                   1,100          14,399
                            United Security Bancshares                                         202           1,487
                            United Western Bancorp, Inc.                                     1,600           7,808
                            Univest Corp. of Pennsylvania                                    1,300          22,750
                            Valley National Bancorp (b)                                     13,807         170,793
                            Vineyard National Bancorp (a)(b)                                 2,625             467
                            Virginia Commerce Bancorp (a)                                    3,080          11,673

                                                        7

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            WSFS Financial Corp.                                               900   $      20,124
                            Washington Trust Bancorp, Inc.                                   1,200          19,500
                            WesBanco, Inc.                                                   2,789          63,673
                            West Coast Bancorp                                               2,200           4,884
                            Westamerica Bancorp.                                             3,100         141,236
                            Western Alliance Bancorp (a)                                     1,700           7,752
                            Whitney Holding Corp.                                            7,625          87,306
                            Wilmington Trust Corp.                                           7,000          67,830
                            Wilshire Bancorp, Inc.                                           2,500          12,900
                            Wintrust Financial Corp.                                         2,950          36,285
                            Yardkin Valley Financial Corp.                                   1,200           8,940
                                                                                                  ----------------
                                                                                                         7,514,007
------------------------------------------------------------------------------------------------------------------
BUSINESS MACHINES - 1.0%    3Com Corp. (a)                                                  38,790         119,861
                            3D Systems Corp. (a)                                             2,200          14,498
                            ActivIdentity Corp. (a)                                          3,700           7,585
                            Adaptec, Inc. (a)                                               13,400          32,160
                            American Railcar Industries, Inc.                                1,800          13,734
                            American Software Class A                                        4,300          22,661
                            Analogic Corp.                                                   1,400          44,828
                            Arbitron, Inc.                                                   2,800          42,028
                            Avocent Corp. (a)                                                4,800          58,272
                            Black Box Corp.                                                  1,800          42,498
                            Borland Software Corp. (a)                                       5,300           2,438
                            California First National Bancorp                                  600           4,500
                            Charles & Colvard Ltd. (a)                                       1,750             612
                            Communication Intelligence Corp. (a)                               700              53
                            Concurrent Computer Corp. (a)                                      390           1,412
                            Convera Corp. (a)                                                9,200           1,702
                            Cray, Inc. (a)                                                   3,675          12,863
                            Diebold, Inc.                                                    6,600         140,910
                            Digi International, Inc. (a)                                     2,500          19,175
                            Digital Lightwave, Inc. (a)                                      3,600             324
                            Emageon, Inc. (a)                                                4,100           7,462
                            Fair Isaac Corp.                                                 4,851          68,254
                            Flow International Corp. (a)                                     4,500           7,290
                            Hanger Orthopedic Group, Inc. (a)                                2,600          34,450
                            Hypercom Corp. (a)                                               3,100           2,976
                            Immersion Corp. (a)                                              4,800          14,064
                            Integrated Device Technology, Inc. (a)                          17,270          78,579
                            iRobot Corp. (a)                                                 1,700          12,920
                            LTX-Credence Corp. (a)                                          10,535           2,950
                            Lantronix, Inc. (a)                                              2,100             966
                            MIPS Technologies, Inc. (a)                                      4,700          13,771
                            Micros Systems, Inc. (a)                                         8,500         159,375
                            Network Engines, Inc. (a)                                        7,500           3,900
                            Omnicell, Inc. (a)                                               3,800          29,716

                                                        8

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            PAR Technology Corp. (a)                                         1,000   $       5,140
                            Palm, Inc. (a)(b)                                               12,426         107,112
                            Premiere Global Services, Inc. (a)                               5,885          51,906
                            Rackable Systems, Inc. (a)                                       3,600          14,616
                            Rimage Corp. (a)                                                 1,600          21,360
                            ScanSource, Inc. (a)                                             2,800          52,024
                            Sigma Designs, Inc. (a)                                          2,900          36,076
                            Soapstone Networks, Inc. (a)                                     3,315          11,868
                            SumTotal Systems, Inc. (a)                                         445             752
                            Sybase, Inc. (a)                                                 8,055         243,986
                            Tech Data Corp. (a)                                              5,200         113,256
                            Transact Technologies, Inc. (a)                                  1,140           2,953
                            VeriFone Holdings, Inc. (a)                                      6,800          46,240
                            White Electronic Designs Corp. (a)                               3,100          12,431
                                                                                                     -------------
                                                                                                         1,738,507
------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 10.8%   3PAR, Inc. (a)                                                   2,200          14,454
                            4Kids Entertainment, Inc. (a)                                    1,000           1,100
                            ABM Industries, Inc. (c)                                         4,800          78,720
                            ACI Worldwide, Inc. (a)                                          3,400          63,750
                            AMICAS, Inc. (a)                                                 3,400           6,902
                            AMN Healthcare Services, Inc. (a)                                4,420          22,542
                            Aastrom Biosciences, Inc. (a)                                   14,600           5,484
                            Accenture Ltd. Class A                                          62,000       1,704,380
                            Actuate Corp. (a)                                                3,700          11,322
                            Adept Technology, Inc. (a)                                          40             156
                            Administaff, Inc.                                                2,400          50,712
                            Advent Software, Inc. (a)(b)                                     2,200          73,282
                            The Advisory Board Co. (a)                                       1,900          31,502
                            Affymetrix, Inc. (a)                                            10,160          33,223
                            Alliance Data Systems Corp. (a)                                  6,600         243,870
                            The Allied Defense Group, Inc. (a)                               1,000           3,940
                            Allied Healthcare International, Inc. (a)                        3,100           3,937
                            Alnylam Pharmaceuticals, Inc. (a)                                3,700          70,448
                            Ambassadors International, Inc. (a)                              1,800             702
                            American Dental Partners, Inc. (a)                                 100             662
                            American Ecology Corp.                                           2,060          28,716
                            American Independence Corp. (a)                                     48             170
                            American Public Education, Inc. (a)                              1,500          63,090
                            American Reprographics Co. (a)                                   2,700           9,558
                            American Superconductor Corp. (a)(b)                             4,200          72,702
                            Analysts International Corp. (a)                                   200              90
                            Ansys, Inc. (a)                                                  9,206         231,070
                            Arbinet-Thexchange, Inc.                                         4,700           7,473
                            ArcSight, Inc. (a)                                                 900          11,493
                            Ariba, Inc. (a)                                                  9,054          79,041
                            Art Technology Group, Inc. (a)                                  11,171          28,486
                            athenahealth, Inc. (a)                                           2,300          55,453

                                                        9

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Authentidate Holding Corp. (a)                                   2,000   $         800
                            BSQUARE Corp. (a)                                                1,150           1,955
                            Bankrate, Inc. (a)(b)                                            1,800          44,910
                            Baran Group Ltd. (a)                                               102             816
                            Barrett Business Services, Inc.                                    800           7,696
                            Blackbaud, Inc.                                                  4,748          55,124
                            Blackboard, Inc. (a)                                             3,000          95,220
                            Blue Coat Systems, Inc. (a)                                      4,140          49,721
                            Bottomline Technologies, Inc. (a)                                1,300           8,554
                            Bowne & Co., Inc.                                                2,934           9,418
                            The Brink's Co.                                                  4,200         111,132
                            Brink's Home Security Holdings, Inc. (a)                         4,400          99,440
                            Brocade Communications Systems, Inc. (a)                        41,257         142,336
                            Brookdale Senior Living, Inc.                                    4,200          21,210
                            CACI International, Inc. Class A (a)                             3,300         120,417
                            CBIZ, Inc. (a)                                                   6,545          45,618
                            CDI Corp.                                                        1,400          13,608
                            COMSYS IT Partners, Inc. (a)                                     1,400           3,094
                            CRA International, Inc. (a)                                      1,400          26,432
                            CSG Systems International, Inc. (a)                              4,165          59,476
                            Callidus Software, Inc. (a)                                      1,900           5,510
                            Callwave, Inc. (a)                                                  46              40
                            Capella Education Co. (a)                                        1,700          90,100
                            Career Education Corp. (a)                                       9,268         222,061
                            Casella Waste Systems, Inc. (a)                                  4,600           7,866
                            Cass Information Systems, Inc.                                     500          16,215
                            Catapult Communications Corp. (a)                                1,000           6,970
                            Cbeyond Communications, Inc. (a)                                 3,200          60,256
                            Cell Genesys, Inc. (a)                                           5,750           1,667
                            Cerner Corp. (a)(b)                                              6,500         285,805
                            Chemed Corp.                                                     2,500          97,250
                            Chindex International, Inc. (a)                                  1,450           7,206
                            Chordiant Software, Inc. (a)                                     3,020           9,150
                            Ciber, Inc. (a)                                                  3,800          10,374
                            Cicero, Inc. (a)                                                     1               0
                            Clean Harbors, Inc. (a)                                          2,100         100,800
                            Clear Channel Outdoor Holdings, Inc. Class A (a)                 5,900          21,653
                            CoStar Group, Inc. (a)                                           2,400          72,600
                            Cogent Communications Group, Inc. (a)                            5,700          41,040
                            Cogent, Inc. (a)                                                 4,200          49,980
                            Collectors Universe, Inc.                                        1,870           7,274
                            ComScore, Inc. (a)                                               2,100          25,389
                            CommVault Systems, Inc. (a)                                      3,600          39,492
                            Computer Programs & Systems, Inc.                                1,400          46,578
                            Concur Technologies, Inc. (a)                                    5,300         101,707
                            Constant Contact, Inc. (a)                                       2,000          27,980
                            Copart, Inc. (a)                                                 6,350         188,341

                                                        10

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Corinthian Colleges, Inc. (a)                                    8,435   $     164,061
                            Cornell Cos., Inc. (a)                                           1,700          27,829
                            Corporate Executive Board Co.                                    3,500          50,750
                            Courier Corp.                                                      537           8,146
                            Credit Acceptance Corp. (a)                                        281           6,039
                            Cross Country Healthcare, Inc. (a)                               3,600          23,580
                            CuraGen Corp. (a)                                                8,400           7,644
                            CyberSource Corp. (a)                                            7,350         108,854
                            DG FastChannel, Inc. (a)                                         2,038          38,253
                            DST Systems, Inc. (a)                                            4,100         141,942
                            Delrek, Inc. (a)                                                 1,800           7,794
                            Deltathree, Inc. Class A (a)                                       100              12
                            Deluxe Corp.                                                     4,300          41,409
                            DemandTec, Inc. (a)                                              2,500          21,875
                            DeVry, Inc.                                                      6,200         298,716
                            Dice Holdings, Inc. (a)                                          3,100           8,618
                            Digimarc Corp. (a)                                               1,700          16,524
                            Digital River, Inc. (a)                                          3,900         116,298
                            DivX, Inc. (a)                                                   4,500          22,635
                            Dollar Financial Corp. (a)                                       2,600          24,752
                            Dot Hill Systems Corp. (a)                                       4,100           2,419
                            Double-Take Software, Inc. (a)                                   2,700          18,252
                            Dyax Corp. (a)                                                   8,000          20,080
                            ENGlobal Corp. (a)                                                 700           3,178
                            EPIQ Systems, Inc. (a)                                           3,300          59,499
                            EVCI Career Colleges Holding Corp. (a)                               1               0
                            EarthLink, Inc. (a)                                             11,400          74,898
                            Ebix, Inc. (a)                                                   1,000          24,850
                            Echelon Corp. (a)                                                3,800          30,742
                            Eclipsys Corp. (a)                                               5,700          57,798
                            Ediets.Com, Inc. (a)(b)                                            600             756
                            Egain Communications Corp. (a)                                      20               9
                            Electro Rent Corp.                                               1,000           9,640
                            eLoyalty Corp. (a)                                                  40             184
                            EnergySolutions, Inc.                                            8,400          72,660
                            Ennis, Inc.                                                      2,300          20,378
                            Entrust, Inc. (a)                                                4,200           6,342
                            Epicor Software Corp. (a)                                        5,700          21,717
                            eResearch Technology, Inc. (a)                                   4,575          24,065
                            Euronet Worldwide, Inc. (a)                                      4,845          63,276
                            Evolve Software, Inc. (a)                                            2               0
                            Evolving Systems, Inc. (a)                                       3,200           4,160
                            Exelixis, Inc. (a)                                              10,900          50,140
                            ExlService Holdings, Inc. (a)                                    2,300          19,826
                            Exponent, Inc. (a)                                               1,700          43,061
                            F5 Networks, Inc. (a)                                            8,200         171,790
                            FTI Consulting, Inc. (a)                                         5,150         254,822

                                                        11

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Factset Research Systems, Inc. (b)                               4,450   $     222,456
                            FalconStor Software, Inc. (a)                                    5,800          13,862
                            First Advantage Corp. Class A (a)                                1,300          17,914
                            Five Star Quality Care, Inc. (a)                                   308             320
                            Forrester Research, Inc. (a)                                     1,500          30,840
                            Franklin Covey Co. (a)                                           3,300          14,487
                            Fuel Tech, Inc. (a)(b)                                           2,000          20,920
                            G&K Services, Inc. Class A                                       1,800          34,038
                            GP Strategies Corp. (a)                                          3,400          12,104
                            GSE Systems, Inc. (a)                                            1,203           7,158
                            GTSI Corp. (a)                                                   1,700           6,562
                            Gaiam, Inc. (a)                                                  2,460           8,069
                            Genpact Ltd. (a)                                                 5,800          51,388
                            Gentiva Health Services, Inc. (a)                                3,200          48,640
                            The Geo Group, Inc. (a)                                          5,700          75,525
                            Gevity HR, Inc.                                                  2,700          10,665
                            Gliatech, Inc. (a)                                                 100               0
                            Global Cash Access, Inc. (a)                                     4,400          16,808
                            Global Payments, Inc.                                            8,020         267,948
                            Grand Canyon Education, Inc. (a)                                 1,300          22,438
                            Guidance Software, Inc. (a)                                      3,000          12,240
                            Gulfport Energy Corp. (a)                                        3,900           9,048
                            HLTH Corp. (a)                                                   9,692         100,312
                            The Hackett Group, Inc. (a)                                      4,200           8,484
                            Hansen Natural Corp. (a)                                         7,500         270,000
                            Harris Interactive, Inc. (a)                                     3,900             975
                            Harris Stratex Networks, Inc. Class A (a)                        3,300          12,705
                            Harte-Hanks, Inc.                                                4,300          23,005
                            Heidrick & Struggles International, Inc.                         1,900          33,706
                            Hewitt Associates, Inc. Class A (a)                              9,020         268,435
                            Hudson Highland Group, Inc. (a)                                  1,800           1,998
                            Huron Consulting Group, Inc. (a)                                 2,200          93,346
                            i2 Technologies, Inc. (a)                                        2,600          20,540
                            I-many, Inc. (a)                                                 2,800             700
                            ICF International, Inc. (a)                                      1,100          25,267
                            ICT Group, Inc. (a)                                                800           4,456
                            ICx Technologies, Inc. (a)                                         200             810
                            IHS, Inc. Class A (a)                                            4,800         197,664
                            ITT Educational Services, Inc. (a)                               3,910         474,752
                            Idenix Pharmaceuticals, Inc. (a)                                 3,600          11,088
                            iGate Corp.                                                      5,200          16,848
                            Imergent, Inc.                                                   1,800           8,100
                            Infinity Pharmaceuticals, Inc. (a)                               1,000           8,220
                            InFocus Corp. (a)                                                3,900           2,336
                            infoGROUP, Inc.                                                  3,200          13,312
                            Informatica Corp. (a)                                            9,300         123,318
                            InfoSpace, Inc.                                                  3,640          18,928

                                                        12

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Innerworkings, Inc. (a)                                          4,400   $      18,788
                            Innovative Solutions & Support, Inc.                             1,593           6,738
                            Insteel Industries, Inc.                                         1,700          11,832
                            Insure.com, Inc. (a)                                               366             575
                            InsWeb Corp. (a)                                                    83             185
                            Integral Systems, Inc. (a)                                       2,280          19,608
                            Interactive Data Corp.                                           3,600          89,496
                            Interactive Intelligence, Inc. (a)                               2,100          19,026
                            Intermec, Inc. (a)                                               5,000          52,000
                            Internap Network Services Corp. (a)                              5,310          14,284
                            Intersections, Inc. (a)                                          1,000           5,330
                            Intevac, Inc. (a)                                                2,400          12,504
                            inVentiv Health, Inc. (a)                                        4,180          34,109
                            Ipass, Inc. (a)                                                  5,900           5,900
                            JDA Software Group, Inc. (a)                                     3,300          38,115
                            Jack Henry & Associates, Inc.                                    8,600         140,352
                            K12, Inc. (a)                                                    1,900          26,410
                            Kelly Services, Inc. Class A                                     3,400          27,370
                            Kenexa Corp. (a)                                                 2,000          10,780
                            Keryx Biopharmaceuticals, Inc. (a)                               1,500             206
                            Keynote Systems, Inc. (a)                                        2,400          19,032
                            Kforce, Inc. (a)                                                 3,970          27,909
                            Kinder Morgan Management LLC (a)                                 7,916         322,656
                            Knology, Inc. (a)                                                3,300          13,596
                            Korn/Ferry International (a)                                     4,600          41,676
                            Kratos Defense & Security Solutions, Inc. (a)                    4,400           3,432
                            L-1 Identity Solutions, Inc. (a)                                 6,751          34,498
                            LECG Corp. (a)                                                   3,900           9,906
                            Lamar Advertising Co. Class A (a)(b)                             7,107          69,293
                            Lawson Software, Inc. (a)                                       13,400          56,950
                            Layne Christensen Co. (a)                                        2,000          32,140
                            Learning Tree International, Inc. (a)                            1,800          15,246
                            Lender Processing Services, Inc.                                 9,600         293,856
                            Lincoln Educational Services Corp. (a)                             900          16,488
                            Lionbridge Technologies, Inc. (a)                                2,700           2,646
                            LivePerson, Inc. (a)                                             5,600          12,712
                            Livewire Mobile, Inc. (a)                                        2,800             336
                            Local.com Corp. (a)                                                500           1,190
                            LoJack Corp. (a)                                                 3,000          13,590
                            LookSmart, Ltd. (a)                                              1,342           1,369
                            Luminex Corp. (a)                                                5,100          92,412
                            MAXIMUS, Inc.                                                    2,000          79,720
                            MIVA, Inc. (a)                                                   4,400           1,056
                            MPS Group, Inc. (a)                                              7,400          44,030
                            MSC.Software Corp. (a)                                           3,100          17,484
                            MWI Veterinary Supply, Inc. (a)                                  1,400          39,872
                            Macquarie Infrastructure Co. LLC                                 4,900           6,762

                                                        13

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Macrovision Solutions Corp. (a)                                  8,199   $     145,860
                            Magma Design Automation, Inc. (a)                                4,440           3,330
                            Management Network Group, Inc. (a)                               3,900           1,209
                            Manhattan Associates, Inc. (a)                                   3,200          55,424
                            Manpower, Inc.                                                   8,016         252,744
                            Mantech International Corp. Class A (a)                          2,095          87,781
                            Marchex, Inc. Class B                                            3,200          11,008
                            MarketAxess Holdings, Inc. (a)                                   1,600          12,224
                            Marlin Business Services, Inc. (a)                               2,800          10,976
                            Mastech Holdings, Inc. (a)                                         346             702
                            Maxygen, Inc. (a)                                                4,300          29,240
                            Mechanical Technology, Inc. (a)                                    512             471
                            Mentor Graphics Corp. (a)                                        7,200          31,968
                            Merge Healthcare, Inc. (a)                                       3,500           4,725
                            Michael Baker Corp. (a)                                            800          20,800
                            MicroStrategy, Inc. Class A (a)                                  1,190          40,686
                            Microvision, Inc. (a)                                            7,600           9,804
                            Mindspeed Technologies, Inc. (a)                                 1,193           1,479
                            Monotype Imaging Holdings, Inc. (a)                              1,100           4,114
                            Morningstar, Inc. (a)(b)                                         1,800          61,470
                            NCI, Inc. Class A (a)                                              900          23,400
                            NCR Corp. (a)                                                   16,174         128,583
                            NIC, Inc.                                                        3,200          16,640
                            NMT Medical, Inc. (a)                                            1,900           1,520
                            NVE Corp. (a)                                                      800          23,048
                            National Instruments Corp.                                       5,800         108,170
                            Natural Health Trends Corp. (a)                                    240              77
                            Nautilus, Inc. (a)                                               2,400           1,512
                            Navigant Consulting, Inc. (a)                                    5,200          67,964
                            NaviSite, Inc. (a)                                                 313             125
                            NetFlix, Inc. (a)(b)                                             4,720         202,582
                            NetScout Systems, Inc. (a)                                       2,700          19,332
                            NetSol Technologies, Inc. (a)                                       20               7
                            NetSuite, Inc. (a)                                               1,100          12,386
                            NeuStar, Inc. Class A (a)                                        8,100         135,675
                            New Frontier Media, Inc. (a)                                     5,400           8,910
                            New Motion, Inc. (a)                                             2,231           2,700
                            Nighthawk Radiology Holdings, Inc. (a)                           2,700           7,290
                            Nobel Learning Communities, Inc. (a)                               100           1,174
                            Nutri/System, Inc. (b)                                           2,300          32,821
                            ORBCOMM, Inc. (a)(b)                                             1,800           2,646
                            Odyssey Marine Exploration, Inc. (a)                             3,200          10,848
                            Omniture, Inc. (a)                                               7,576          99,927
                            On Assignment, Inc. (a)                                          2,500           6,775
                            On2 Technologies, Inc. (a)(b)                                   16,300           4,890
                            Online Resources Corp. (a)                                       1,900           7,999
                            Onvia, Inc. (a)                                                     60             229

                                                        14

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            OpenTV Corp. (a)                                                13,000   $      19,630
                            Openwave Systems, Inc. (a)                                       6,061           5,879
                            Opnet Technologies, Inc. (a)                                     1,200          10,404
                            Orbital Sciences Corp. (a)                                       5,500          65,395
                            Orchid Cellmark, Inc. (a)                                        1,745           1,082
                            Overland Storage, Inc. (a)                                         800             240
                            PC Mall, Inc. (a)                                                2,100           9,534
                            PC-Tel, Inc.                                                     2,300           9,890
                            PDI, Inc. (a)                                                    1,000           3,040
                            PHH Corp. (a)                                                    5,000          70,250
                            PLATO Learning, Inc. (a)                                         4,591           8,172
                            PRG-Schultz International, Inc. (a)                              4,070          11,559
                            PROS Holdings, Inc. (a)                                            700           3,255
                            Pacific Ethanol, Inc. (a)                                        2,900             957
                            Parametric Technology Corp. (a)                                 11,500         114,770
                            Pegasystems, Inc.                                                  900          16,713
                            Perficient, Inc. (a)                                             3,400          18,360
                            Perot Systems Corp. Class A (a)                                  9,100         117,208
                            Pfsweb, Inc. (a)                                                    25              25
                            Phase Forward, Inc. (a)                                          4,500          57,555
                            Phoenix Technologies Ltd. (a)                                    3,200           5,184
                            Polycom, Inc. (a)                                                8,629         132,800
                            Pomeroy IT Solutions, Inc. (a)                                   2,300           8,602
                            Poniard Pharmaceuticals, Inc. (a)                                  933           1,997
                            Pre-Paid Legal Services, Inc. (a)                                  930          26,998
                            Priceline.com, Inc. (a)                                          4,133         325,598
                            Primus Guaranty Ltd. (a)                                         3,200           5,024
                            The Princeton Review, Inc. (a)                                   1,600           6,960
                            Progress Software Corp. (a)                                      3,700          64,232
                            Protection One, Inc. (a)                                         1,175           3,748
                            The Providence Service Corp. (a)                                 1,600          11,008
                            QAD, Inc.                                                        1,700           4,301
                            Quality Systems, Inc. (b)                                        2,100          95,025
                            Quest Software, Inc. (a)                                         7,300          92,564
                            Quixote Corp.                                                    1,000           3,470
                            RPC, Inc.                                                        3,375          22,376
                            Rackspace Hosting, Inc. (a)                                      6,400          47,936
                            Radiant Systems, Inc. (a)                                        2,500          11,025
                            RealNetworks, Inc. (a)                                           9,400          21,902
                            Red Hat, Inc. (a)                                               20,000         356,800
                            Renaissance Learning, Inc.                                       1,700          15,249
                            Resources Connection, Inc. (a)                                   4,700          70,876
                            RightNow Technologies, Inc. (a)                                  2,600          19,682
                            Riverbed Technology, Inc. (a)                                    5,900          77,172
                            Rural/Metro Corp. (a)                                            4,100           3,526
                            SAVVIS, Inc. (a)                                                 4,033          24,964

                                                        15

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            SPAR Group, Inc. (a)                                             1,400   $         658
                            SPSS, Inc. (a)                                                   2,209          62,802
                            SRA International, Inc. Class A (a)                              4,300          63,210
                            SYKES Enterprises, Inc. (a)                                      3,500          58,205
                            SYNNEX Corp. (a)                                                 2,000          39,340
                            Saba Software, Inc. (a)                                          1,229           2,077
                            Salon Media Group, Inc. (a)                                         30              12
                            Sapient Corp. (a)                                                9,600          42,912
                            Scientific Learning Corp. (a)                                      100             181
                            SeaChange International, Inc. (a)                                3,000          17,160
                            Selectica, Inc. (a)                                             11,400           4,674
                            Senomyx, Inc. (a)                                                2,200           3,498
                            Sequenom, Inc. (a)                                               5,466          77,727
                            Sirius XM Radio, Inc. (a)                                      377,650         132,178
                            Sirona Dental Systems, Inc. (a)                                  1,800          25,776
                            Smith Micro Software, Inc. (a)                                   3,000          15,690
                            Solera Holdings, Inc. (a)                                        6,900         170,982
                            Sonic Foundry, Inc. (a)                                          6,500           4,550
                            SonicWALL, Inc. (a)                                              5,700          25,422
                            Sourcefire, Inc. (a)                                             1,800          13,104
                            Sourceforge, Inc. (a)                                            3,600           2,988
                            Spartech Corp.                                                   3,300           8,118
                            Spherion Corp. (a)                                               3,600           7,488
                            Standard Parking Corp. (a)                                         500           8,200
                            The Standard Register Co.                                        1,800           8,244
                            Stanley, Inc. (a)                                                1,900          48,241
                            Startek, Inc. (a)                                                  800           2,480
                            Stratasys, Inc. (a)                                              2,440          20,179
                            Strategic Diagnostics, Inc. (a)                                  5,000           5,350
                            Strayer Education, Inc.                                          1,500         269,805
                            SuccessFactors, Inc. (a)                                         2,900          22,127
                            SupportSoft, Inc. (a)                                            3,000           5,760
                            Switch and Data Facilities Co., Inc. (a)                         3,100          27,187
                            Sycamore Networks, Inc. (a)                                     20,300          54,201
                            Symyx Technologies, Inc. (a)                                     2,400          10,680
                            Synchronoss Technologies, Inc. (a)                               2,400          29,424
                            Synopsys, Inc. (a)                                              14,505         300,689
                            Syntel, Inc.                                                     2,400          49,392
                            Sypris Solutions, Inc.                                           1,300           1,287
                            TIBCO Software, Inc. (a)                                        20,300         119,161
                            TNS, Inc. (a)                                                    2,700          22,086
                            TRC Cos., Inc. (a)                                                 800           1,920
                            Taleo Corp. Class A (a)                                          2,600          30,732
                            Technology Solutions Co. (a)                                        15              34
                            TechTarget, Inc. (a)                                             1,100           2,640
                            TechTeam Global, Inc. (a)                                        2,300          11,224

                                                        16

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            TeleCommunication Systems, Inc. Class A (a)                      3,700   $      33,929
                            TeleTech Holdings, Inc. (a)                                      4,000          43,560
                            Tetra Tech, Inc. (a)                                             6,225         126,866
                            Tetra Technologies, Inc. (a)                                     7,550          24,538
                            TheStreet.com, Inc.                                              2,600           5,122
                            Thomas Group, Inc. (a)                                           2,000           1,640
                            Tier Technologies, Inc. Class B (a)                                200             926
                            TradeStation Group, Inc. (a)                                     4,200          27,720
                            Trident Microsystems, Inc. (a)                                   6,700           9,782
                            TrueBlue, Inc. (a)                                               3,400          28,050
                            URS Corp. (a)                                                    8,393         339,161
                            Ultimate Software Group, Inc. (a)                                3,100          53,506
                            Unigene Laboratories, Inc. (a)                                  10,700           6,313
                            Unisys Corp. (a)                                                34,600          18,338
                            United Online, Inc.                                              8,574          38,240
                            Universal Electronics, Inc. (a)                                  1,700          30,770
                            Universal Technical Institute, Inc. (a)                          2,655          31,860
                            VASCO Data Security International, Inc. (a)                      3,300          19,041
                            VMware, Inc. (a)(b)                                              4,400         103,928
                            VSE Corp.                                                          700          18,690
                            ValueClick, Inc. (a)                                             9,155          77,909
                            Veraz Networks, Inc. (a)                                         3,300           1,716
                            Verenium Corp. (a)(b)                                            5,300           1,537
                            Viad Corp.                                                       2,050          28,946
                            Vignette Corp. (a)                                               3,630          24,248
                            Virtusa Corp. (a)                                                2,700          16,740
                            VistaPrint Ltd. (a)                                              4,200         115,458
                            Vital Images, Inc. (a)                                           2,300          25,921
                            Volt Information Sciences, Inc. (a)                              1,600          10,640
                            Waste Connections, Inc. (a)                                      8,025         206,243
                            Watson Wyatt Worldwide, Inc.                                     4,440         219,203
                            Wave Systems Corp. Class A (a)                                     666             366
                            Web.Com Group, Inc. (a)                                          3,523          11,696
                            WebMD Health Corp. Class A (a)                                   1,300          28,990
                            WebMediaBrands, Inc. (a)                                         1,900             760
                            Websense, Inc. (a)                                               4,700          56,400
                            Weight Watchers International, Inc.                              3,750          69,563
                            Wilhelmina International, Inc. (a)                                 200              28
                            Wind River Systems, Inc. (a)                                     7,600          48,640
                            WorldGate Communications, Inc. (a)                                 200              58
                            Zix Corp. (a)                                                    6,200           6,386
                                                                                                     -------------
                                                                                                        19,564,589
------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.2%            AEP Industries, Inc. (a)                                         1,000          15,270
                            AMCOL International Corp.                                        2,100          31,164
                            Aceto Corp.                                                      2,525          15,049
                            Airgas, Inc. (c)                                                 7,100         240,051
                            Albemarle Corp.                                                  9,300         202,461

                                                        17

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Anika Therapeutics, Inc. (a)                                     1,400   $       6,398
                            Arch Chemicals, Inc.                                             2,500          47,400
                            Ashland, Inc.                                                    6,700          69,211
                            Balchem Corp.                                                    1,900          47,747
                            Bio-Rad Laboratories, Inc. Class A (a)                           1,900         125,210
                            Brady Corp.                                                      5,000          88,150
                            Cabot Corp.                                                      4,400          46,244
                            Calgon Carbon Corp. (a)                                          5,700          80,769
                            Celanese Corp. Series A                                         15,400         205,898
                            Chemtura Corp.                                                  24,400           1,159
                            Cytec Industries, Inc.                                           4,800          72,096
                            Entegris, Inc. (a)                                              12,136          10,437
                            Ferro Corp.                                                      4,500           6,435
                            GenTek, Inc. (a)                                                 1,500          26,235
                            Georgia Gulf Corp.                                               6,400           4,544
                            H.B. Fuller Co.                                                  5,000          65,000
                            Hawkins, Inc.                                                      300           4,629
                            Huntsman Corp.                                                  17,400          54,462
                            Innophos Holdings, Inc.                                          1,200          13,536
                            KMG Chemicals, Inc.                                              1,750           8,855
                            Koppers Holdings, Inc.                                           2,200          31,944
                            Kronos Worldwide, Inc.                                             482           3,707
                            LSB Industries, Inc. (a)                                         2,600          25,714
                            Landec Corp. (a)                                                 3,800          21,166
                            Lubrizol Corp.                                                   6,915         235,179
                            Mace Security International, Inc. (a)                              450             329
                            Matrixx Initiatives, Inc. (a)                                    1,500          24,600
                            The Mosaic Co.                                                  16,000         671,680
                            Nalco Holding Co.                                               14,800         193,436
                            NewMarket Corp.                                                  1,220          54,046
                            OM Group, Inc. (a)                                               3,600          69,552
                            Olin Corp.                                                       6,992          99,776
                            Omnova Solutions, Inc. (a)                                       2,400           4,176
                            OxiGene, Inc. (a)                                                2,000           1,360
                            Penford Corp.                                                    2,100           7,623
                            PolyOne Corp. (a)                                                9,100          21,021
                            Polypore International, Inc. (a)                                 2,000           8,040
                            Quaker Chemical Corp.                                            1,800          14,292
                            RPM International, Inc.                                         13,200         168,036
                            Rentech, Inc. (a)(b)                                            26,700          14,685
                            Repligen Corp. (a)                                               3,100          14,849
                            Rockwood Holdings, Inc. (a)                                      4,700          37,318
                            Rogers Corp. (a)                                                 1,900          35,872
                            Rollins, Inc.                                                    5,050          86,608
                            SRS Labs Inc. (a)                                                2,800          13,776
                            Schawk, Inc.                                                     2,100          12,684
                            Schulman A, Inc.                                                 3,100          42,005

                                                        18

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Sensient Technologies Corp.                                      4,800   $     112,800
                            Solutia, Inc. (a)                                                8,900          16,643
                            Stepan Co.                                                         600          16,380
                            TOR Minerals International, Inc. (a)                             1,300             364
                            Terra Nitrogen Co. LP (b)                                          800         114,400
                            Tredegar Corp.                                                   2,000          32,660
                            Trex Co., Inc. (a)(b)                                            1,800          13,734
                            Valspar Corp.                                                    9,500         189,715
                            W.R. Grace & Co. (a)                                             5,200          32,864
                            WD-40 Co.                                                        1,900          45,866
                            Westlake Chemical Corp. (b)                                      2,100          30,723
                            Zep, Inc.                                                        1,400          14,322
                            Zoltek Cos., Inc. (a)(b)                                         2,900          19,749
                                                                                                  ----------------
                                                                                                         4,042,104
------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 2.1%         Aecom Technology Corp. (a)                                       7,700         200,816
                            American Defense Systems, Inc. (a)                              13,400           6,432
                            American Woodmark Corp.                                          1,000          17,560
                            Ameron International Corp.                                       1,000          52,660
                            Apogee Enterprises, Inc.                                         3,100          34,038
                            Argan, Inc. (a)                                                    100           1,326
                            Armstrong World Industries, Inc.                                 1,800          19,818
                            Beacon Roofing Supply, Inc. (a)                                  4,800          64,272
                            Beazer Homes USA, Inc. (a)                                       9,664           9,760
                            BlueLinx Holdings, Inc. (a)                                      2,000           5,220
                            Brookfield Homes Corp. (b)                                       1,876           6,472
                            Bucyrus International, Inc.                                      7,700         116,886
                            Builders FirstSource, Inc. (a)(b)                                1,900           3,838
                            Building Material Holding Corp. (a)                              2,180             545
                            Cavco Industries, Inc. (a)                                         710          16,756
                            Ceradyne, Inc. (a)                                               2,775          50,311
                            Comstock Homebuilding Cos., Inc. Class A (a)                     3,800             950
                            Dycom Industries, Inc. (a)                                       3,033          17,561
                            EMCOR Group, Inc. (a)                                            6,900         118,473
                            Eagle Materials, Inc.                                            5,020         121,735
                            Granite Construction, Inc.                                       3,250         121,810
                            Great Lakes Dredge & Dock Corp.                                  6,000          18,060
                            Hill International, Inc. (a)                                     3,200           9,728
                            Hovnanian Enterprises, Inc. Class A (a)                          6,300           9,828
                            Insituform Technologies, Inc. Class A (a)                        3,900          60,996
                            Interline Brands, Inc. (a)                                       2,200          18,546
                            KBR, Inc.                                                       16,500         227,865
                            L.S. Starrett Co. Class A                                          700           4,375
                            LSI Industries, Inc.                                             2,950          15,252
                            M/I Homes, Inc.                                                  2,000          13,980
                            MDC Holdings, Inc.                                               3,716         115,716
                            Martin Marietta Materials, Inc. (b)                              4,100         325,130

                                                        19

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Mastec, Inc. (a)                                                 5,100   $      61,659
                            Meritage Homes Corp. (a)                                         3,000          34,260
                            NCI Building Systems, Inc. (a)                                   2,200           4,884
                            NVR, Inc. (a)                                                      502         214,731
                            Orion Marine Group, Inc. (a)                                     1,400          18,340
                            Owens Corning, Inc. (a)                                          8,500          76,840
                            PGT, Inc. (a)                                                      625             869
                            Palm Harbor Homes, Inc. (a)                                      2,300           5,129
                            Patriot Transportation Holding, Inc. (a)                           100           6,232
                            Performance Technologies, Inc. (a)                                 500           1,295
                            Perini Corp. (a)                                                 3,200          39,360
                            Quanex Building Products Corp.                                   2,750          20,900
                            Quanta Services, Inc. (a)                                       19,835         425,461
                            Quest Resource Corp. (a)                                         4,000           1,252
                            Ryland Group, Inc.                                               4,500          74,970
                            SBA Communications Corp. Class A (a)                            12,500         291,250
                            Simpson Manufacturing Co., Inc.                                  3,300          59,466
                            Skyline Corp.                                                    1,000          19,010
                            Standard-Pacific Corp. (a)                                      15,300          13,464
                            Sterling Construction Co., Inc. (a)                                800          14,272
                            Texas Industries, Inc. (b)                                       2,800          70,000
                            Toll Brothers, Inc. (a)                                         13,200         239,712
                            UMH Properties, Inc.                                               500           2,700
                            U.S. Concrete, Inc. (a)                                          5,600          11,200
                            USG Corp. (a)                                                    7,200          54,792
                            WESCO International, Inc. (a)                                    4,500          81,540
                            Walter Industries, Inc.                                          5,800         132,646
                            Westell Technologies, Inc. Class A (a)                           5,300           1,484
                                                                                                     -------------
                                                                                                         3,784,433
------------------------------------------------------------------------------------------------------------------
CONSUMER - DURABLES - 0.4%  American Technology Corp. (a)                                    1,700           1,258
                            Avis Budget Group, Inc. (a)                                     10,940           9,955
                            Bassett Furniture Industries, Inc.                                 800           1,552
                            Champion Enterprises, Inc. (a)                                   8,300           3,984
                            Compx International, Inc.                                        1,600           9,088
                            Conn's, Inc. (a)                                                   800          11,232
                            Design Within Reach, Inc. (a)                                    1,000             540
                            Emerson Radio Corp. (a)                                          1,700             850
                            Ethan Allen Interiors, Inc.                                      3,500          39,410
                            Flexsteel Industries, Inc.                                         200           1,032
                            Furniture Brands International, Inc.                             4,400           6,468
                            Griffon Corp. (a)                                                5,628          42,210
                            Haverty Furniture Cos., Inc.                                     2,000          21,060
                            Helen of Troy Ltd. (a)                                           2,800          38,500
                            Hertz Global Holdings, Inc. (a)                                 13,200          51,876
                            Hooker Furniture Corp.                                           1,700          14,348
                            Interface, Inc. Class A                                          4,700          14,053

                                                        20

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Kimball International, Inc. Class B                              2,800   $      18,368
                            Koss Corp.                                                         200           2,468
                            La-Z-Boy, Inc.                                                   5,600           7,000
                            Lifetime Brands, Inc.                                            2,500           3,325
                            Mac-Gray Corp. (a)                                                 500           2,615
                            Mohawk Industries, Inc. (a)                                      5,664         169,184
                            National Presto Industries, Inc.                                   400          24,404
                            RSC Holdings, Inc. (a)(b)                                        4,900          25,774
                            Rockford Corp. (a)                                               1,700             731
                            Sealy Corp. (a)                                                  6,100           9,089
                            Select Comfort Corp. (a)                                         5,250           3,780
                            Stanley Furniture Co., Inc.                                      2,400          18,048
                            Sturm Ruger & Co., Inc. (a)                                      1,400          17,262
                            Tempur-Pedic International, Inc.                                 8,400          61,320
                            Toro Co.                                                         3,790          91,642
                            United Rentals, Inc. (a)                                         5,660          23,829
                            Virco Manufacturing Corp.                                          642           1,849
                                                                                                     -------------
                                                                                                           748,104
------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.5%           Crown Holdings, Inc. (a)                                        17,100         388,683
                            Graphic Packaging Holding Co. (a)                                8,800           7,656
                            Greif, Inc.                                                      3,300         109,857
                            Mobile Mini, Inc. (a)                                            3,400          39,168
                            Silgan Holdings, Inc.                                            2,900         152,366
                            Sonoco Products Co.                                             10,200         213,996
                            Temple-Inland, Inc.                                              7,500          40,275
                            Textainer Group Holdings Ltd.                                    1,900          12,825
                            Trimas Corp. (a)                                                 3,600           6,300
                                                                                                     -------------
                                                                                                           971,126
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL       Alliance Financial Corp.                                           100           1,794
SERVICES - 0.0%             Bank of Marin Bancorp                                              500          10,755
                            Benjamin Franklin Bancorp, Inc.                                    700           6,230
                            Chicopee Bancorp, Inc. (a)                                         600           7,140
                            Hammond Industries, Inc. (a)                                     6,800              37
                            MidwestOne Financial Group, Inc.                                   900           8,253
                            Virtus Investment Partners, Inc. (a)                               435           2,832
                                                                                                     -------------
                                                                                                            37,041
------------------------------------------------------------------------------------------------------------------
DOMESTIC OIL - 3.8%         Abraxas Petroleum Corp. (a)                                      7,700           7,931
                            Alon USA Energy, Inc. (b)                                        1,500          20,550
                            American Oil & Gas, Inc. (a)                                     7,400           5,698
                            Approach Resources, Inc. (a)                                     1,200           7,440
                            Arena Resources, Inc. (a)                                        4,000         101,920
                            Atlas America, Inc.                                              2,999          26,241
                            Atlas Energy Resources LLC                                       3,400          35,870
                            Atlas Pipeline Holdings LP                                       1,100           1,584
                            BPZ Resources, Inc. (a)(b)                                       7,400          27,380
                            Basic Energy Services, Inc. (a)                                  1,900          12,293
                            Bill Barrett Corp. (a)                                           3,600          80,064

                                                        21

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Bolt Technology Corp. (a)                                        1,300   $       9,243
                            BreitBurn Energy Partners LP                                     4,400          28,732
                            CNX Gas Corp. (a)                                                2,800          66,388
                            Callon Petroleum Co. (a)                                         1,100           1,199
                            Cano Petroleum, Inc. (a)                                        10,900           4,687
                            Carrizo Oil & Gas, Inc. (a)                                      3,400          30,192
                            Clayton Williams Energy, Inc. (a)                                1,100          32,164
                            Clean Energy Fuels Corp. (a)                                     3,200          19,488
                            Comstock Resources, Inc. (a)                                     4,600         137,080
                            Concho Resources, Inc. (a)                                       6,200         158,658
                            Continental Resources, Inc. (a)                                  3,100          65,751
                            Crosstex Energy LP                                               4,300           8,170
                            Delta Petroleum Corp. (a)(b)                                     6,435           7,722
                            Dorchester Minerals LP                                           2,100          34,293
                            Dresser-Rand Group, Inc. (a)                                     8,200         181,220
                            Duncan Energy Partners LP                                          700          10,479
                            EV Energy Partner LP                                             1,900          27,550
                            EXCO Resources, Inc. (a)                                        17,400         174,000
                            Edge Petroleum Corp. (a)                                         5,600           1,088
                            Enbridge Energy Management LLC (a)                               1,751          50,726
                            Enbridge Energy Partners LP (b)                                  7,400         221,482
                            Encore Acquisition Co. (a)                                       5,100         118,677
                            Encore Energy Partners LP                                        2,700          38,502
                            Endeavour International Corp. (a)                               20,500          17,835
                            Energy Partners Ltd. (a)                                         3,826             344
                            Energy Transfer Equity LP                                       20,800         439,504
                            FX Energy, Inc. (a)                                              5,900          16,402
                            Frontier Oil Corp.                                              10,800         138,132
                            GMX Resources Inc. (a)                                           2,000          13,000
                            Gasco Energy, Inc. (a)                                           5,700           2,223
                            Geokinetics, Inc. (a)                                            1,500           4,905
                            GeoResources, Inc. (a)                                           1,200           8,064
                            Global Industries Ltd. (a)                                      11,730          45,043
                            Gulf Island Fabrication, Inc.                                    1,630          13,056
                            Gulfmark Offshore, Inc. (a)                                      2,200          52,492
                            Harvest Natural Resources, Inc. (a)                              4,000          13,560
                            Helix Energy Solutions Group, Inc. (a)                           7,984          41,038
                            Hercules Offshore, Inc. (a)                                      9,500          15,010
                            Hiland Holdings GP LP                                            1,800           4,248
                            Hiland Partners LP                                                 600           4,746
                            Holly Corp.                                                      4,900         103,880
                            Inergy Holdings LP                                               1,200          36,540
                            Key Energy Services, Inc. (a)                                   12,700          36,576
                            Legacy Reserves LP                                               1,000           9,140
                            Linn Energy LLC                                                 11,500         171,350
                            Magellan Midstream Partners LP                                   7,100         208,527
                            Mariner Energy, Inc. (a)                                         9,099          70,517

                                                        22

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            MarkWest Energy Partners LP                                      6,082   $      70,490
                            Matrix Service Co. (a)                                           3,000          24,660
                            McMoRan Exploration Co. (a)                                      6,800          31,960
                            Meridian Resource Corp. (a)                                      5,100           1,071
                            Newfield Exploration Co. (a)                                    13,198         299,595
                            Northern Oil And Gas, Inc. (a)                                   2,200           7,920
                            Nustar Energy LP                                                 4,600         212,106
                            OYO Geospace Corp. (a)                                             700           9,142
                            Panhandle Oil & Gas, Inc.                                          800          13,696
                            Patterson-UTI Energy, Inc.                                      15,910         142,554
                            PetroHawk Energy Corp. (a)                                      28,701         551,920
                            Petroquest Energy, Inc. (a)                                      4,600          11,040
                            Pioneer Southwest Energy Partners LP                               700          11,025
                            Plains Exploration & Production Co. (a)                         11,019         189,857
                            Pride International, Inc. (a)                                   17,000         305,660
                            Quicksilver Resources, Inc. (a)                                 12,060          66,812
                            Ram Energy Resources, Inc. (a)                                   7,700           5,621
                            Rosetta Resources, Inc. (a)                                      5,400          26,730
                            St. Mary Land & Exploration Co.                                  6,600          87,318
                            Stone Energy Corp. (a)                                           3,609          12,018
                            Suburban Propane Partners LP                                     3,500         127,960
                            Sunoco Logistics Partners LP                                     1,800          92,826
                            Superior Energy Services, Inc. (a)                               7,926         102,166
                            Superior Well Services, Inc. (a)                                 2,100          10,773
                            Syntroleum Corp. (a)                                             9,000          13,140
                            TEPPCO Partners LP                                               8,400         190,260
                            Teekay Corp.                                                     4,400          62,612
                            Teekay Offshore Partners LP                                      1,400          16,002
                            Transmontaigne Partners LP                                       1,500          25,155
                            Tri-Valley Corp. (a)                                             4,300           4,902
                            Ultra Petroleum Corp. (a)                                       16,300         585,007
                            Union Drilling, Inc. (a)                                         2,700          10,260
                            Vaalco Energy, Inc. (a)                                          6,500          34,385
                            W&T Offshore, Inc.                                               2,700          16,605
                            Warren Resources, Inc. (a)                                       6,300           6,048
                            Western Gas Partners LP                                          2,100          31,248
                            Western Refining, Inc.                                           3,500          41,790
                            Whiting Petroleum Corp. (a)                                      5,500         142,175
                            Williams Pipeline Partners LP                                    1,800          29,628
                            Zion Oil & Gas, Inc. (a)                                           700           8,260
                                                                                                     -------------
                                                                                                         6,852,991
------------------------------------------------------------------------------------------------------------------
DRUGS & MEDICINE - 9.2%     AMAG Pharmaceuticals, Inc. (a)                                   2,000          73,540
                            AMERIGROUP Corp. (a)                                             5,700         156,978
                            ARCA Biopharma, Inc. (a)                                           511           2,565
                            ARYx Therapeutics, Inc. (a)                                      2,900           9,860
                            ATS Medical, Inc. (a)                                            5,400          13,500

                                                        23

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            AVI BioPharma, Inc. (a)                                          6,900   $       4,554
                            Abaxis, Inc. (a)                                                 2,800          48,272
                            Abiomed, Inc. (a)                                                3,200          15,680
                            The Abraxis Bioscience, Inc. (a)                                   613          29,228
                            Acadia Pharmaceuticals, Inc. (a)                                 4,500           4,275
                            Accelrys, Inc. (a)                                               2,900          11,542
                            Accuray, Inc. (a)                                                4,800          24,144
                            Acorda Therapeutics, Inc. (a)                                    4,000          79,240
                            Acura Pharmaceuticals, Inc. (a)                                  3,200          20,544
                            Adolor Corp. (a)                                                 7,200          14,688
                            AdvanSource Biomaterials Corp. (a)                               1,476             251
                            Affymax, Inc. (a)                                                1,300          20,943
                            Air Methods Corp. (a)                                            1,600          27,056
                            Air Transport Services Group, Inc. (a)                           2,200           1,694
                            Albany Molecular Research, Inc. (a)                              2,000          18,860
                            Alexion Pharmaceuticals, Inc. (a)                                8,200         308,812
                            Alexza Pharmaceuticals, Inc. (a)                                 3,600           7,956
                            Align Technology, Inc. (a)                                       5,000          39,650
                            Alkermes, Inc. (a)                                              10,300         124,939
                            Allegro Biodiesel Corp. (a)                                          2               0
                            Alliance Healthcare Services, Inc. (a)                           3,300          22,440
                            Allos Therapeutics, Inc. (a)                                     6,800          42,024
                            Almost Family, Inc. (a)                                          1,000          19,090
                            Altus Pharmaceuticals, Inc. (a)                                    500             110
                            Amedisys, Inc. (a)(b)                                            2,967          81,563
                            America Service Group, Inc. (a)                                  1,200          15,600
                            American Medical Systems Holdings, Inc. (a)                      7,600          84,740
                            Amicus Therapeutics, Inc. (a)                                    1,700          15,521
                            Amsurg Corp. (a)                                                 3,300          52,305
                            Amylin Pharmaceuticals, Inc. (a)                                14,700         172,725
                            Anadys Pharmaceuticals, Inc. (a)                                 2,900          19,691
                            Anesiva, Inc. (a)                                                  400             116
                            AngioDynamics, Inc. (a)                                          2,590          29,111
                            Animal Health International, Inc. (a)                            3,100           3,875
                            Antigenics, Inc. (a)                                             9,300           4,557
                            Arcadia Resources, Inc. (a)                                      1,900             836
                            Ardea Biosciences, Inc. (a)                                      1,900          19,551
                            Arena Pharmaceuticals, Inc. (a)                                  8,240          24,802
                            Ariad Pharmaceuticals, Inc. (a)                                  8,800          10,472
                            Arqule, Inc. (a)                                                 5,530          22,894
                            Array Biopharma, Inc. (a)                                        5,000          13,200
                            Aspect Medical Systems, Inc. (a)                                 1,100           4,609
                            AspenBio Pharma, Inc. (a)                                        1,500           2,505
                            Assisted Living Concepts, Inc. (a)                               4,960          67,258
                            Auxilium Pharmaceuticals, Inc. (a)                               4,300         119,196
                            Avanir Pharmaceuticals, Inc. (a)                                 7,050           3,595
                            Avigen, Inc. (a)                                                 1,000           1,220

                                                        24

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Beckman Coulter, Inc.                                            6,300   $     321,363
                            Bio-Reference Labs, Inc. (a)                                     1,600          33,456
                            BioCryst Pharmaceuticals, Inc. (a)                               1,700           3,723
                            Biodel, Inc. (a)                                                   600           3,126
                            BioForm Medical, Inc. (a)                                        1,000           1,220
                            Biolase Technology, Inc. (a)                                     2,400           2,148
                            BioMarin Pharmaceuticals, Inc. (a)                              10,700         132,145
                            BioMimetic Therapeutics, Inc. (a)                                  500           3,550
                            Biopure Corp. Class A (a)                                        3,363             773
                            Bioscript, Inc. (a)                                              2,596           6,074
                            BioSphere Medical, Inc. (a)                                        900           1,800
                            Bovie Medical Corp. (a)                                            100             655
                            CONMED Corp. (a)                                                 3,050          43,951
                            CPEX Pharmaceuticals, Inc. (a)                                      90             658
                            CV Therapeutics, Inc. (a)                                        5,800         115,304
                            Cadence Pharmaceuticals, Inc. (a)                                1,100          10,318
                            Calypte Biomedical Corp. (a)                                    16,300             163
                            Cambrex Corp. (a)                                                3,100           7,068
                            Caraco Pharmaceutical Laboratories Ltd. (a)                      1,200           4,224
                            Cardiac Science Corp. (a)                                        3,210           9,662
                            Cardica, Inc. (a)                                                2,700           7,857
                            Cardiodynamics International Corp. (a)                             414             393
                            CardioNet, Inc. (a)                                              2,500          70,150
                            Catalyst Health Solutions, Inc. (a)                              3,800          75,316
                            Celera Corp. (a)                                                 8,300          63,329
                            Cell Therapeutics, Inc. (a)                                        395             150
                            Celldex Therapeutics, Inc. (a)                                   1,766          11,496
                            Centene Corp. (a)                                                4,500          81,090
                            Cerus Corp. (a)                                                  1,400             952
                            Charles River Laboratories International, Inc. (a)               6,992         190,252
                            Chelsea Therapeutics International, Inc. (a)                       100             153
                            Clarient, Inc. (a)                                               8,600          19,350
                            Clinical Data, Inc. (a)                                            687           7,420
                            Columbia Laboratories, Inc. (a)                                  7,400          10,656
                            Community Health Systems, Inc. (a)                               9,500         145,730
                            Conceptus, Inc. (a)                                              2,900          34,075
                            The Cooper Cos., Inc.                                            4,843         128,049
                            Corvel Corp. (a)                                                 1,200          24,264
                            Cougar Biotechnology, Inc. (a)                                   1,900          61,180
                            Covance, Inc. (a)                                                6,500         231,595
                            CryoLife, Inc. (a)                                               2,700          13,986
                            Cubist Pharmaceuticals, Inc. (a)                                 6,200         101,432
                            Curis, Inc. (a)                                                  3,300           4,554
                            Cutera, Inc. (a)                                                   900           5,751
                            Cyberonics, Inc. (a)                                             3,000          39,810
                            Cynosure, Inc. Class A (a)                                       2,200          13,398
                            Cypress Bioscience, Inc. (a)                                     4,200          29,862

                                                        25

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Cytokinetics, Inc. (a)                                           4,100   $       6,970
                            Cytori Therapeutics, Inc. (a)                                    2,300           3,956
                            CytRx Corp. (a)                                                 10,200           3,570
                            Daxor Corp.                                                        700          10,780
                            Dendreon Corp. (a)(b)                                            9,930          41,706
                            Depomed, Inc. (a)                                                7,300          17,228
                            DexCom, Inc. (a)                                                 3,900          16,146
                            Dialysis Corp. of America (a)                                    1,300           6,643
                            Discovery Laboratories, Inc. (a)                                10,600          12,932
                            Durect Corp. (a)                                                 7,200          16,056
                            Dusa Pharmaceuticals, Inc. (a)                                   1,300           1,664
                            Dynacq Healthcare, Inc. (a)                                          4              14
                            Dynavax Technologies Corp. (a)                                   4,700           2,961
                            EPIX Pharmaceuticals, Inc. (a)                                   7,566           4,350
                            Edwards Lifesciences Corp. (a)                                   5,700         345,591
                            Electro-Optical Sciences, Inc. (a)                               1,800           7,830
                            Emergency Medical Services Corp. (a)                             1,000          31,390
                            Emergent Biosolutions, Inc. (a)                                  1,800          24,318
                            Emeritus Corp. (a)                                               2,100          13,776
                            Emisphere Technologies, Inc. (a)                                 4,800           3,240
                            Endo Pharmaceuticals Holdings, Inc. (a)                         11,200         198,016
                            Endologix, Inc. (a)                                              6,200          13,020
                            Entremed, Inc. (a)                                               4,300           1,892
                            Enzo Biochem, Inc. (a)                                           3,973          15,971
                            Enzon Pharmaceuticals, Inc. (a)(b)                               5,500          33,385
                            EpiCept Corp. (a)(b)                                               673             404
                            Escalon Medical Corp. (a)                                          725           1,385
                            ev3, Inc. (a)                                                    7,183          50,999
                            Exact Sciences Corp. (a)                                         1,600           2,016
                            Exactech, Inc. (a)                                                 700           8,043
                            FGX International Holdings Ltd. (a)                              2,200          25,564
                            Facet Biotech Corp. (a)                                          2,480          23,560
                            Fonar Corp. (a)                                                    692             567
                            GTx, Inc. (a)(b)                                                 2,400          25,392
                            Gen-Probe, Inc. (a)                                              5,500         250,690
                            GenVec, Inc. (a)                                                   900             396
                            Genaera Corp. (a)                                                  566             136
                            Genomic Health, Inc. (a)                                         2,100          51,198
                            Genoptix, Inc. (a)                                               1,200          32,736
                            Genta, Inc. (a)                                                  1,300              18
                            Geron Corp. (a)                                                  9,000          40,230
                            Greatbatch, Inc. (a)                                             2,800          54,180
                            HMS Holdings Corp. (a)                                           2,600          85,540
                            Haemonetics Corp. (a)                                            2,800         154,224
                            Halozyme Therapeutics, Inc. (a)                                  7,300          39,858
                            Hansen Medical, Inc. (a)                                         2,100           8,442
                            Health Grades, Inc. (a)                                          5,100          10,404

                                                        26

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Health Management Associates, Inc. Class A (a)                  23,880   $      61,610
                            Health Net, Inc. (a)                                            10,580         153,198
                            Healthcare Services Group, Inc.                                  3,277          49,057
                            HealthSouth Corp. (a)                                            9,200          81,696
                            HealthSpring, Inc. (a)                                           4,900          41,013
                            HealthTronics, Inc. (a)                                          1,900           2,584
                            Healthways, Inc. (a)                                             3,600          31,572
                            Helicos BioSciences Corp. (a)                                      500             305
                            Hemispherx Biopharma, Inc. (a)                                   1,300             793
                            Henry Schein, Inc. (a)                                           9,100         364,091
                            Herbalife Ltd.                                                   6,800         101,864
                            Hi-Tech Pharmacal Co., Inc. (a)                                  1,075           6,128
                            Hill-Rom Holdings, Inc.                                          6,645          65,719
                            Hollis-Eden Pharmaceuticals, Inc. (a)                            2,300           1,104
                            Hologic, Inc. (a)                                               25,536         334,266
                            Hooper Holmes, Inc. (a)                                          4,600           2,070
                            Human Genome Sciences, Inc. (a)                                 14,200          11,786
                            Hydron Technologies, Inc. (a)                                    2,900              36
                            I-Flow Corp. (a)                                                 2,700           9,855
                            ICU Medical, Inc. (a)                                            1,600          51,392
                            II-VI, Inc. (a)                                                  2,600          44,668
                            IPC The Hospitalist Co., Inc. (a)                                1,200          22,836
                            Idera Pharmaceuticals, Inc. (a)                                    800           5,176
                            Idexx Laboratories, Inc. (a)(b)                                  6,100         210,938
                            Immucor, Inc. (a)                                                7,137         179,496
                            ImmunoGen, Inc. (a)                                              3,900          27,690
                            Immunomedics, Inc. (a)                                           8,300           7,968
                            Incyte Corp. (a)                                                11,200          26,208
                            Insmed, Inc. (a)                                                13,300          13,300
                            Inspire Pharmaceuticals, Inc. (a)                                6,400          25,984
                            Insulet Corp. (a)                                                2,300           9,430
                            Integra LifeSciences Holdings Corp. (a)                          2,300          56,879
                            Inter Allscripts - Misys Healthcare Solutions, Inc.              7,045          72,493
                            InterMune, Inc. (a)(b)                                           3,800          62,472
                            Invacare Corp.                                                   3,500          56,105
                            Inverness Medical Innovations, Inc. (a)(b)                       8,275         220,363
                            Isis Pharmaceuticals, Inc. (a)                                   9,500         142,595
                            Ista Pharmaceuticals, Inc. (a)                                   5,300           9,328
                            Javelin Pharmaceuticals, Inc. (a)                                6,200           8,928
                            Jazz Pharmaceuticals, Inc. (a)                                     700             623
                            K-V Pharmaceutical Co. Class A (a)                               4,100           6,765
                            Kendle International, Inc. (a)                                   1,800          37,728
                            Kensey Nash Corp. (a)                                            1,400          29,778
                            Kindred Healthcare, Inc. (a)                                     3,190          47,691
                            Kinetic Concepts, Inc. (a)                                       5,615         118,589
                            LCA-Vision, Inc.                                                 4,650          13,532

                                                        27

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            LHC Group, Inc. (a)                                              1,800   $      40,104
                            La Jolla Pharmaceutical Co. (a)                                  5,540             994
                            Lakeland Industries, Inc. (a)                                    1,210           6,546
                            Landauer, Inc.                                                   1,000          50,680
                            Langer, Inc. (a)                                                   300             105
                            Lectec Corp. (a)                                                   800           3,800
                            Lexicon Genetics, Inc. (a)                                       3,000           3,270
                            LifePoint Hospitals, Inc. (a)                                    5,645         117,755
                            Ligand Pharmaceuticals, Inc. Class B (a)                        10,594          31,570
                            Lincare Holdings, Inc. (a)                                       7,600         165,680
                            MAKO Surgical Corp. (a)                                            700           5,383
                            MAP Pharmaceuticals, Inc. (a)                                      300             630
                            MEDTOX Scientific, Inc. (a)                                      1,600          10,848
                            Magellan Health Services, Inc. (a)                               4,079         148,639
                            Mannatech, Inc. (b)                                              3,100          10,323
                            MannKind Corp. (a)(b)                                            7,800          27,144
                            Martek Biosciences Corp.                                         3,700          67,525
                            Masimo Corp. (a)                                                 4,800         139,104
                            Medarex, Inc. (a)                                               13,300          68,229
                            MedAssets, Inc. (a)                                              3,100          44,175
                            MedCath Corp. (a)                                                1,700          12,359
                            Medical Action Industries, Inc. (a)                              1,600          13,264
                            Medicines Co. (a)                                                5,470          59,295
                            Medicis Pharmaceutical Corp. Class A                             5,700          70,509
                            Medifast, Inc. (a)                                               2,100           8,715
                            Medis Technologies Ltd. (a)(b)                                   2,830           1,245
                            Medivation, Inc. (a)                                             3,000          54,810
                            Mednax, Inc. (a)                                                 4,900         144,403
                            Meridian Bioscience, Inc.                                        4,225          76,557
                            Merit Medical Systems, Inc. (a)                                  2,868          35,018
                            Metabolix, Inc. (a)                                              2,500          17,050
                            Metropolitan Health Networks, Inc. (a)                             300             441
                            Micromet, Inc. (a)                                               2,433           7,688
                            Micrus Endovascular Corp. (a)                                    2,100          12,537
                            MiddleBrook Pharmaceuticals, Inc. (a)                            8,000          10,880
                            Mine Safety Appliances Co.                                       2,900          58,058
                            Molecular Insight Pharmaceuticals, Inc. (a)                        400           1,424
                            Molina Healthcare, Inc. (a)                                      1,800          34,236
                            Momenta Pharmaceuticals, Inc. (a)                                2,700          29,727
                            Monogram Biosciences, Inc. (a)                                   2,743           6,967
                            Myriad Genetics, Inc. (a)                                        9,800         445,606
                            NBTY, Inc. (a)                                                   5,700          80,256
                            NPS Pharmaceuticals, Inc. (a)                                    6,340          26,628
                            Nabi Biopharmaceuticals (a)                                      3,500          12,950
                            Nanosphere, Inc. (a)                                               200             994
                            National Dentex Corp. (a)                                          150             584
                            National Healthcare Corp.                                          600          24,090

                                                        28

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Natus Medical, Inc. (a)                                          3,000   $      25,530
                            Nektar Therapeutics (a)                                          9,700          52,283
                            Neurocrine Biosciences, Inc. (a)                                 5,345          18,975
                            Neurogen Corp. (a)                                               2,600             572
                            Neurometrix, Inc. (a)(b)                                         1,700           2,618
                            Nile Therapeutics, Inc. (a)                                      4,900           2,401
                            Northfield Laboratories, Inc. (a)                                3,000           1,373
                            Nova Biosource Fuels, Inc. (a)                                  13,700             959
                            Novavax, Inc. (a)                                                6,500           6,630
                            Noven Pharmaceuticals, Inc. (a)                                  3,000          28,440
                            NuVasive, Inc. (a)                                               3,800         119,244
                            Nutraceutical International Corp. (a)                            1,400           9,380
                            NxStage Medical, Inc. (a)                                        5,300          13,674
                            OSI Pharmaceuticals, Inc. (a)                                    6,067         232,123
                            Obagi Medical Products, Inc. (a)                                 2,700          14,526
                            Odyssey HealthCare, Inc. (a)                                     3,850          37,345
                            Omnicare, Inc.                                                  10,400         254,696
                            Onyx Pharmaceuticals, Inc. (a)                                   5,900         168,445
                            Opko Health, Inc. (a)                                            8,100           7,938
                            Optimer Pharmaceuticals, Inc. (a)(b)                             3,700          48,803
                            OraSure Technologies, Inc. (a)                                   4,775          12,081
                            Ore Pharmaceuticals, Inc. (a)                                      380             137
                            Orexigen Therapeutics, Inc. (a)                                  1,200           3,132
                            Orthofix International NV (a)                                    2,300          42,596
                            Orthologic Corp. (a)                                             4,100           2,255
                            Orthovita, Inc. (a)                                              5,920          15,866
                            Oscient Pharmaceuticals Corp. (a)                                  550              66
                            Osiris Therapeutics, Inc. (a)(b)                                 1,900          26,220
                            Osteotech, Inc. (a)                                              3,300          11,517
                            Owens & Minor, Inc.                                              4,300         142,459
                            PDL BioPharma, Inc.                                             12,600          89,208
                            PSS World Medical, Inc. (a)                                      6,800          97,580
                            Pain Therapeutics, Inc. (a)                                      4,500          18,900
                            Panacos Pharmaceuticals, Inc. (a)                               11,006             330
                            Par Pharmaceutical Cos., Inc. (a)                                4,300          40,721
                            Parexel International Corp. (a)                                  6,900          67,137
                            Penwest Pharmaceuticals Co. (a)                                  4,600           7,544
                            Peregrine Pharmaceuticals, Inc. (a)(b)                          20,800           7,696
                            Perrigo Co.                                                      8,700         216,021
                            PetMed Express, Inc. (a)                                         2,900          47,792
                            Pharmaceutical Product Development, Inc.                        10,600         251,432
                            Pharmacyclics, Inc. (a)                                          2,290           2,840
                            Pharmasset, Inc. (a)                                             2,100          20,601
                            PharMerica Corp. (a)                                             3,423          56,959
                            Power Medical Interventions, Inc. (a)                            2,900           1,334
                            Pozen, Inc. (a)                                                  3,300          20,196
                            Prestige Brands Holdings, Inc. (a)                               2,500          12,950

                                                        29

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Progenics Pharmaceuticals, Inc. (a)                              3,200   $      21,088
                            Psychemedics Corp.                                                 125             708
                            Psychiatric Solutions, Inc. (a)                                  5,232          82,299
                            Questcor Pharmaceuticals, Inc. (a)                               6,900          33,948
                            Quidel Corp. (a)                                                 2,300          21,206
                            RTI Biologics, Inc. (a)                                          2,900           8,265
                            RXi Pharmaceuticals Corp. (a)                                      507           2,581
                            RadNet, Inc. (a)                                                 6,500           8,060
                            Regeneron Pharmaceuticals, Inc. (a)                              6,800          94,248
                            RehabCare Group, Inc. (a)                                        2,100          36,624
                            Reliv International, Inc.                                        1,600           5,584
                            Repros Therapeutics, Inc. (a)                                    1,300           7,722
                            Res-Care, Inc. (a)                                               1,900          27,664
                            ResMed, Inc. (a)                                                 7,700         272,118
                            Retractable Technologies, Inc. (a)                               1,300             884
                            Rexahn Pharmaceuticals, Inc. (a)                                 5,000           3,500
                            Rigel Pharmaceuticals, Inc. (a)                                  3,865          23,731
                            Rochester Medical Corp. (a)                                      1,700          18,734
                            Rockwell Medical Technologies, Inc. (a)                          3,200          13,600
                            SIGA Technologies, Inc. (a)                                      3,000          15,210
                            Salix Pharmaceuticals Ltd. (a)                                   5,703          54,179
                            Sangamo Biosciences, Inc. (a)(b)                                 4,100          17,343
                            Santarus, Inc. (a)                                               2,700           4,347
                            Savient Pharmaceuticals, Inc. (a)                                7,384          36,551
                            Sciclone Pharmaceuticals, Inc. (a)                               5,700           6,954
                            Seattle Genetics, Inc. (a)                                       6,700          66,062
                            Sepracor, Inc. (a)                                              11,055         162,066
                            Skilled Healthcare Group, Inc. Class A (a)                       2,700          22,167
                            Somaxon Pharmaceuticals, Inc. (a)                                3,000           1,020
                            Sonic Innovations, Inc. (a)                                      3,500           3,745
                            SonoSite, Inc. (a)                                               2,200          39,336
                            Sparta Surgical Corp. (a)                                        1,900               0
                            Spectranetic Corp. (a)                                           3,800           9,614
                            Spectrum Pharmaceuticals, Inc. (a)                               3,416           5,978
                            Staar Surgical Co. (a)                                           2,400           2,400
                            Star Scientific, Inc. (a)                                        9,500          40,660
                            StemCells, Inc. (a)                                             13,200          22,044
                            Stereotaxis, Inc. (a)                                            2,600          10,374
                            Steris Corp.                                                     6,000         139,680
                            Sucampo Pharmaceuticals, Inc. Class A (a)                          900           5,517
                            Sun Healthcare Group, Inc. (a)                                   4,100          34,604
                            Sunrise Senior Living, Inc. (a)                                  4,800           3,264
                            SuperGen, Inc. (a)                                               3,130           5,665
                            SurModics, Inc. (a)                                              1,500          27,375
                            Symmetry Medical, Inc. (a)                                       2,200          13,882
                            Synovis Life Technologies, Inc. (a)                              1,300          17,992

                                                        30

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Synta Pharmaceuticals Corp. (a)                                  2,100   $       4,494
                            SyntheMed, Inc. (a)                                              8,500           2,550
                            Synvista Therapeutics, Inc. (a)                                     50               5
                            Targeted Genetics Corp. (a)                                        850             349
                            Techne Corp.                                                     3,900         213,369
                            Telik, Inc. (a)                                                  8,430           3,625
                            Theragenics Corp. (a)                                            1,900           2,318
                            Theravance, Inc. (a)                                             5,500          93,500
                            Thoratec Corp. (a)                                               5,500         141,295
                            Threshold Pharmaceuticals, Inc. (a)                              1,217           1,472
                            Tomotherapy, Inc. (a)                                            5,000          13,250
                            TorreyPines Therapeutics, Inc. (a)                                 375              64
                            Trans1, Inc. (a)                                                   400           2,436
                            Transcept Pharmaceuticals, Inc. (a)                                800           2,328
                            Transgenomic, Inc. (a)                                             900             306
                            Trimeris, Inc.                                                   2,900           5,075
                            Triple-S Management Corp. (a)                                    1,100          13,552
                            Trubion Pharmaceuticals, Inc. (a)                                  400             584
                            US Physical Therapy, Inc. (a)                                    1,600          15,488
                            USANA Health Sciences, Inc. (a)                                  1,100          24,596
                            Uluru, Inc. (a)                                                    400              72
                            United Therapeutics Corp. (a)                                    2,300         152,007
                            Universal Display Corp. (a)                                      3,200          29,344
                            Universal Health Services, Inc. Class B                          4,900         187,866
                            Urologix, Inc. (a)                                               1,700             648
                            Utah Medical Products, Inc.                                        800          18,400
                            VCA Antech, Inc. (a)                                             8,640         194,832
                            VNUS Medical Technologies, Inc. (a)                              1,860          39,562
                            Valeant Pharmaceuticals International (a)                        7,000         124,530
                            Vanda Pharmaceuticals, Inc. (a)                                  3,000           2,700
                            Vascular Solutions, Inc. (a)                                     1,500           9,180
                            Vermillion, Inc. (a)                                               170              51
                            Vertex Pharmaceuticals, Inc. (a)                                16,362         470,080
                            Via Pharmaceuticals, Inc. (a)                                        9               2
                            Vical, Inc. (a)                                                  1,000           1,920
                            Vion Pharmaceuticals, Inc. (a)                                     330             182
                            ViroPharma, Inc. (a)                                             7,400          38,850
                            Virtual Radiologic Corp. (a)                                     1,600          11,184
                            Vivus, Inc. (a)                                                  7,300          31,536
                            Volcano Corp. (a)                                                4,300          62,565
                            Warner Chilcott Ltd. (a)                                         8,500          89,420
                            West Pharmaceutical Services, Inc.                               3,400         111,554
                            Wright Medical Group, Inc. (a)                                   4,000          52,120
                            XOMA Ltd. (a)                                                   14,200           7,526
                            XTENT, Inc. (a)                                                    900           1,125
                            Xenoport, Inc. (a)                                               2,900          56,144

                                                        31

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Zila, Inc. (a)                                                     385   $          73
                            Zoll Medical Corp. (a)                                           2,210          31,736
                            ZymoGenetics, Inc. (a)                                           5,900          23,541
                                                                                                     -------------
                                                                                                        16,703,416
------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 7.1%          8x8, Inc. (a)(b)                                                 7,300           4,233
                            A.O. Smith Corp.                                                 2,200          55,396
                            APAC Customer Services, Inc. (a)                                 3,100          10,540
                            ATMI, Inc. (a)                                                   3,400          52,462
                            AVX Corp.                                                        5,300          48,124
                            AXT, Inc. (a)                                                    1,200           1,020
                            AZZ, Inc. (a)                                                    1,300          34,307
                            Actel Corp. (a)                                                  2,900          29,348
                            Acuity Brands, Inc.                                              4,300          96,922
                            Acxiom Corp.                                                     5,400          39,960
                            Advanced Analogic Technologies, Inc. (a)                         4,900          17,640
                            Advanced Battery Technologies, Inc. (a)                          5,000          10,700
                            Advanced Energy Industries, Inc. (a)                             3,500          26,355
                            Agilysys, Inc.                                                   3,300          14,190
                            Airvana, Inc. (a)                                                2,000          11,700
                            Alliance Fiber Optic Products, Inc. (a)                          1,400             966
                            Alliant Techsystems, Inc. (a)(c)                                 3,262         218,489
                            Altair Nanotechnologies, Inc. (a)(b)                             8,500           9,010
                            Altra Holdings, Inc. (a)                                         3,600          13,968
                            American Physicians Capital, Inc.                                1,150          47,058
                            American Science & Engineering, Inc.                             1,000          55,800
                            Amkor Technology, Inc. (a)                                      11,110          29,775
                            Amtech Systems, Inc. (a)                                           100             323
                            Anadigics, Inc. (a)                                              6,700          13,869
                            Anaren, Inc. (a)                                                 1,700          18,598
                            Anixter International, Inc. (a)                                  3,200         101,376
                            Applied Micro Circuits Corp. (a)                                 7,075          34,384
                            Arris Group, Inc. (a)                                           12,698          93,584
                            Arrow Electronics, Inc. (a)                                     12,000         228,720
                            Ascent Solar Technologies, Inc. (a)                              1,300           5,278
                            Asyst Technologies, Inc. (a)                                     4,300           1,204
                            Atheros Communications, Inc. (a)                                 6,700          98,222
                            Atmel Corp. (a)                                                 42,800         155,364
                            Audiovox Corp. Class A (a)                                       2,200           7,546
                            AuthenTec, Inc. (a)                                              3,100           4,588
                            Avanex Corp. (a)                                                   826           1,445
                            Avid Technology, Inc. (a)                                        3,356          30,674
                            Avnet, Inc. (a)                                                 14,964         262,019
                            Aware, Inc. (a)                                                    900           1,890
                            Axcelis Technologies, Inc. (a)                                   7,500           2,850
                            Axsys Technologies, Inc. (a)                                     1,100          46,244
                            Badger Meter, Inc.                                               1,800          52,002
                            Bel Fuse, Inc.                                                     600           8,064

                                                        32

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Belden, Inc.                                                     4,500   $      56,295
                            Bell Microproducts, Inc. (a)                                     2,135           1,003
                            Benchmark Electronics, Inc. (a)                                  6,784          75,981
                            BigBand Networks, Inc. (a)                                       4,400          28,820
                            Bookham, Inc. (a)                                               15,300           6,579
                            Brooks Automation, Inc. (a)                                      6,782          31,265
                            Bruker BioSciences Corp. (a)                                     5,100          31,416
                            C&D Technologies, Inc. (a)(b)                                    2,800           5,180
                            CTS Corp.                                                        4,000          14,440
                            Cabot Microelectronics Corp. (a)                                 2,600          62,478
                            Cadence Design Systems, Inc. (a)                                27,700         116,340
                            CalAmp Corp. (a)                                                 1,300             715
                            California Micro Devices CP (a)                                  4,000           9,720
                            Caliper Life Sciences, Inc. (a)                                  2,385           2,361
                            Candela Corp. (a)                                                2,800           1,176
                            Cardtronics, Inc. (a)                                              600           1,062
                            Cavium Networks, Inc. (a)                                        4,600          53,084
                            Cepheid, Inc. (a)                                                6,500          44,850
                            Ceva, Inc. (a)                                                   2,103          15,310
                            Champion Industries, Inc.                                          700           1,120
                            Checkpoint Systems, Inc. (a)                                     4,200          37,674
                            Cirrus Logic, Inc. (a)                                           8,300          31,208
                            Coherent, Inc. (a)                                               2,300          39,675
                            Cohu, Inc.                                                       1,300           9,360
                            CommScope, Inc. (a)                                              6,716          76,294
                            Comtech Telecommunications Corp. (a)                             2,600          64,402
                            Conexant Systems, Inc. (a)                                       5,254           3,415
                            Cox Radio, Inc. Class A (a)                                      2,000           8,200
                            Cree, Inc. (a)(b)                                                8,000         188,240
                            Cymer, Inc. (a)                                                  3,605          80,247
                            Cypress Semiconductor Corp. (a)                                 15,500         104,935
                            DDi Corp. (a)                                                    3,627          11,171
                            DSP Group, Inc. (a)                                              3,900          16,848
                            DTS, Inc. (a)                                                    2,200          52,932
                            Daktronics, Inc.                                                 3,900          25,545
                            Data Domain, Inc. (a)(b)                                         3,900          49,023
                            Dataram Corp. (a)                                                  100             126
                            Daystar Technologies, Inc. (a)                                   3,700           4,070
                            DealerTrack Holdings, Inc. (a)                                   4,200          55,020
                            Diodes, Inc. (a)                                                 3,350          35,544
                            Dionex Corp. (a)                                                 1,900          89,775
                            Dolby Laboratories, Inc. Class A (a)                             5,700         194,427
                            Ducommun, Inc.                                                   1,600          23,264
                            Dynamics Research Corp. (a)                                      1,400          10,136
                            EDCI Holdings, Inc. (a)                                            470           1,969
                            EF Johnson Technologies, Inc. (a)                                3,700           2,775
                            EMS Technologies, Inc. (a)                                       2,000          34,920

                                                        33

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Electro Scientific Industries, Inc. (a)                          3,400   $      20,128
                            Electroglas, Inc. (a)                                            1,700              85
                            Electronics for Imaging, Inc. (a)                                5,600          54,880
                            eMagin Corp. (a)                                                    20              13
                            Emcore Corp. (a)(b)                                              8,400           6,300
                            Emulex Corp. (a)                                                 8,700          43,761
                            EndWare Corp. (a)                                                1,000           1,960
                            Ener1, Inc. (a)(b)                                               4,000          20,680
                            Energizer Holdings, Inc. (a)                                     5,800         288,202
                            Energy Conversion Devices, Inc. (a)(b)                           5,000          66,350
                            EnerSys (a)                                                      4,400          53,328
                            Entorian Technologies, Inc. (a)                                  9,200           2,116
                            Entropic Communications, Inc. (a)                                2,000           1,480
                            Exar Corp. (a)                                                   5,300          33,072
                            Exide Technologies (a)                                           6,887          20,661
                            FEI Co. (a)                                                      3,900          60,177
                            FSI International, Inc. (a)                                      5,300           1,712
                            Fairchild Semiconductor International, Inc. (a)                 12,600          46,998
                            Faro Technologies, Inc. (a)                                      2,200          29,568
                            First Solar, Inc. (a)(b)                                         4,900         650,230
                            Flotek Industries, Inc. (a)                                      2,400           3,768
                            Formfactor, Inc. (a)                                             5,100          91,902
                            FuelCell Energy, Inc. (a)(b)                                     7,200          17,280
                            GTC Biotherapeutics, Inc. (a)                                    9,000           3,280
                            General Cable Corp. (a)                                          5,700         112,974
                            Genesis Energy LP                                                2,700          27,621
                            Glu Mobile, Inc. (a)                                             4,200           2,142
                            Harmonic, Inc. (a)                                              10,000          65,000
                            Harvard Bioscience, Inc. (a)                                     1,520           4,530
                            Hearst-Argyle Television, Inc.                                   2,600          10,816
                            Herley Industries, Inc. (a)                                        975          11,661
                            Hifn, Inc. (a)                                                     447           1,770
                            Hittite Microwave Corp. (a)                                      2,000          62,400
                            Hoku Scientific, Inc. (a)(b)                                     2,900           7,424
                            Houston Wire & Cable Co.                                         2,400          18,600
                            Hutchinson Technology, Inc. (a)                                  2,995           7,787
                            iGO, Inc. (a)                                                    1,700             952
                            IPG Photonics Corp. (a)                                          3,000          25,260
                            IRIS International, Inc. (a)                                     2,500          28,825
                            IXYS Corp.                                                       2,400          19,344
                            IdentiPHI, Inc. (a)                                                394               1
                            Ikanos Communications, Inc. (a)                                  5,800           8,236
                            Illumina, Inc. (a)(b)                                           13,292         494,994
                            Infinera Corp. (a)(b)                                            8,600          63,640
                            Infosonics Corp. (a)                                             3,600             648
                            Integrated Electrical Services, Inc. (a)                         1,500          13,680

                                                        34

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Integrated Silicon Solutions, Inc. (a)                           2,170   $       3,277
                            InterDigital, Inc. (a)                                           4,700         121,354
                            International Rectifier Corp. (a)                                7,000          94,570
                            Intersil Corp. Class A                                          13,315         153,123
                            Isilon Systems, Inc. (a)                                         5,400          11,880
                            Itron, Inc. (a)                                                  3,600         170,460
                            Ixia (a)                                                         2,600          13,442
                            Keithley Instruments, Inc.                                       1,200           4,068
                            Kopin Corp. (a)                                                  4,200           9,744
                            Kulicke & Soffa Industries, Inc. (a)                             6,800          17,816
                            Lam Research Corp. (a)                                          12,600         286,902
                            Lattice Semiconductor Corp. (a)                                 12,770          17,623
                            Leadis Technology, Inc. (a)                                      6,100           3,599
                            LeCroy Corp. (a)                                                   900           2,826
                            Lightpath Technologies, Inc. Class A (a)                           100              57
                            Limelight Networks, Inc. (a)                                     7,100          23,785
                            Littelfuse, Inc. (a)                                             2,370          26,046
                            MKS Instruments, Inc. (a)                                        4,553          66,793
                            MRV Communications, Inc. (a)                                     7,287           2,259
                            MTS Systems Corp.                                                1,900          43,225
                            Marvell Technology Group Ltd. (a)(d)                            51,000         467,160
                            Mattson Technology, Inc. (a)                                     5,200           4,373
                            Maxim Integrated Products, Inc.                                 34,400         454,424
                            Maxwell Technologies, Inc. (a)                                   2,900          20,155
                            Measurement Specialties, Inc. (a)                                1,500           6,135
                            Mercury Computer Systems, Inc. (a)                               1,400           7,742
                            Methode Electronics, Inc.                                        4,300          15,394
                            Mettler Toledo International, Inc. (a)                           3,400         174,522
                            Microsemi Corp. (a)                                              8,317          96,477
                            Microtune, Inc. (a)                                              2,000           3,640
                            Moduslink Global Solutions, Inc. (a)                             4,970          12,872
                            Monolithic Power Systems, Inc. (a)                               3,300          51,150
                            MoSys, Inc. (a)                                                  1,855           3,525
                            Multi-Fineline Electronix, Inc. (a)                              1,100          18,524
                            NETGEAR, Inc. (a)                                                4,500          54,225
                            NU Horizons Electronics Corp. (a)                                2,900           5,800
                            Nanogen, Inc. (a)                                                4,225             254
                            Nanometrics, Inc. (a)                                            2,000           2,400
                            Nanophase Technologies Corp. (a)                                 3,000           2,700
                            Napco Security Technologies, Inc. (a)                            3,700           3,848
                            NetList, Inc. (a)                                                4,500             855
                            Netlogic Microsystems, Inc. (a)                                  2,300          63,204
                            Newport Corp. (a)                                                4,700          20,774
                            Nuance Communications, Inc. (a)                                 22,235         241,472
                            ON Semiconductor Corp. (a)                                      43,381         169,186
                            OSI Systems, Inc. (a)                                            2,200          33,572
                            Omni Energy Services Corp. (a)                                   3,600           4,716

                                                        35

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Omnivision Technologies, Inc. (a)                                5,800   $      38,976
                            OpNext, Inc. (a)                                                 3,400           5,814
                            Oplink Communications, Inc. (a)                                  2,200          16,940
                            PDF Solutions, Inc. (a)                                            300             474
                            PLX Technology, Inc. (a)                                         1,500           3,255
                            PMC-Sierra, Inc. (a)                                            22,900         146,102
                            Palomar Medical Technologies, Inc. (a)                           1,900          13,794
                            Park Electrochemical Corp.                                       1,350          23,328
                            ParkerVision, Inc. (a)(b)                                        1,200           2,028
                            Pericom Semiconductor Corp. (a)                                  3,200          23,392
                            Pixelworks, Inc. (a)                                             1,100             682
                            Planar Systems, Inc. (a)                                           900             612
                            Plantronics, Inc.                                                3,900          47,073
                            Plexus Corp. (a)                                                 4,300          59,426
                            Powell Industries, Inc. (a)                                      1,100          38,841
                            Power Integrations, Inc.                                         3,100          53,320
                            Power-One, Inc. (a)                                              8,800           7,744
                            Powerwave Technologies, Inc. (a)                                13,600           8,078
                            Preformed Line Products Co.                                        400          15,056
                            Quantum Corp. (a)                                               19,700          13,199
                            QuickLogic Corp. (a)                                               200             354
                            RF Micro Devices, Inc. (a)                                      25,786          34,295
                            Radisys Corp. (a)                                                2,800          16,968
                            Rambus, Inc. (a)                                                11,200         105,952
                            Raven Industries, Inc.                                           1,900          39,482
                            Richardson Electronics Ltd.                                        800           2,704
                            Rofin-Sinar Technologies, Inc. (a)                               3,100          49,972
                            Rubicon Technology, Inc. (a)                                     1,600           8,496
                            Rudolph Technologies, Inc. (a)                                   2,928           8,872
                            SCM Microsystems, Inc. (a)                                         800           2,040
                            SiRF Technology Holdings, Inc. (a)                              10,600          24,380
                            STEC, Inc. (a)                                                   3,900          28,743
                            Sanmina-SCI Corp. (a)                                           56,500          17,233
                            Seagate Technology                                              51,932         312,111
                            Semitool, Inc. (a)                                               2,400           6,672
                            Semtech Corp. (a)                                                6,200          82,770
                            Shoretel, Inc. (a)                                               1,700           7,327
                            Sielox, Inc. (a)                                                   154               6
                            Sigmatron International, Inc. (a)                                1,200           1,980
                            Silicon Graphics, Inc. (a)                                         100              41
                            Silicon Image, Inc. (a)                                          7,900          18,960
                            Silicon Laboratories, Inc. (a)                                   5,000         132,000
                            Silicon Storage Technology, Inc. (a)                             6,000           9,900
                            Skyworks Solutions, Inc. (a)                                    17,400         140,244
                            Smart Modular Technologies WWH, Inc. (a)                         2,900           4,002
                            Spansion LLC Class A (a)                                         9,900           1,284
                            Standard Microsystems Corp. (a)                                  2,300          42,780

                                                        36

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Starent Networks Corp. (a)(b)                                    3,400   $      53,754
                            SunPower Corp. Class A (a)(b)                                    5,250         124,845
                            SunPower Corp. Class B (a)                                       3,949          78,190
                            Super Micro Computer, Inc. (a)                                   3,900          19,188
                            Superconductor Technologies, Inc. (a)                              432             432
                            Supertex, Inc. (a)                                               1,600          36,960
                            Symmetricom, Inc. (a)                                            3,476          12,166
                            Synaptics, Inc. (a)(b)                                           3,950         105,702
                            TTM Technologies, Inc. (a)                                       4,600          26,680
                            Taser International, Inc. (a)                                    6,930          32,432
                            Technitrol, Inc.                                                 4,400           7,524
                            Techwell, Inc. (a)                                               1,600          10,096
                            Tegal Corp. (a)                                                    841             925
                            Tekelec (a)                                                      6,000          79,380
                            Telkonet, Inc. (a)                                               3,300             462
                            Terabeam, Inc. (a)                                                  75              13
                            Tessera Technologies, Inc. (a)                                   5,000          66,850
                            Thinkorswim Group, Inc. (a)                                      4,900          42,336
                            Thomas & Betts Corp. (a)                                         5,365         134,232
                            Tollgrade Communications, Inc. (a)                                 800           4,640
                            TranSwitch Corp. (a)                                            22,535           6,761
                            TriQuint Semiconductor, Inc. (a)                                15,145          37,408
                            Ultra Clean Holdings, Inc. (a)                                   3,700           3,959
                            Ultralife Batteries, Inc. (a)                                    2,200          17,006
                            Ultratech, Inc. (a)                                              2,200          27,478
                            Unica Corp. (a)                                                    100             483
                            Unitil Corp.                                                       800          16,064
                            Valence Technology, Inc. (a)(b)                                 10,100          21,513
                            Varian, Inc. (a)                                                 2,950          70,033
                            Varian Semiconductor Equipment Associates, Inc. (a)              7,750         167,865
                            Viasat, Inc. (a)                                                 2,700          56,214
                            Vicor Corp.                                                      3,800          18,582
                            Virage Logic Corp. (a)                                           2,300           7,475
                            Vishay Intertechnology, Inc. (a)                                14,061          48,932
                            Vocus, Inc. (a)                                                  2,100          27,909
                            Volterra Semiconductor Corp. (a)                                 3,700          31,228
                            Western Digital Corp. (a)                                       22,200         429,348
                            Williams Controls, Inc. (a)                                        500           2,500
                            Zebra Technologies Corp. Class A (a)                             6,517         123,953
                            Zhone Technologies, Inc. (a)                                     7,424           1,418
                            Zoran Corp. (a)                                                  5,461          48,057
                                                                                                  ----------------
                                                                                                        12,943,476
------------------------------------------------------------------------------------------------------------------
ENERGY & RAW                APCO Argentina, Inc.                                             1,000          11,020
MATERIALS - 4.3%            Adams Resources & Energy, Inc.                                     800          11,208
                            Alliance Resource Partners LP                                    2,000          58,200
                            Alpha Natural Resources, Inc. (a)                                7,500         133,125
                            Amerigas Partners LP                                             3,300          93,324

                                                        37

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Arch Coal, Inc.                                                 14,600   $     195,202
                            Atlas Pipeline Partners LP (b)                                   5,300          20,776
                            Atwood Oceanics, Inc. (a)                                        5,900          97,881
                            Barnwell Industries, Inc.                                          600           2,430
                            Berry Petroleum Co. Class A                                      4,200          46,032
                            Boardwalk Pipeline Partners LP (b)                               5,200         116,480
                            Brigham Exploration Co. (a)                                      4,500           8,550
                            Bristow Group, Inc. (a)                                          2,900          62,147
                            Bronco Drilling Co., Inc. (a)                                    3,500          18,410
                            Buckeye GP Holdings LP                                           1,900          30,552
                            Buckeye Partners LP                                              5,200         185,432
                            CARBO Ceramics, Inc.                                             2,450          69,678
                            CREDO Petroleum Corp. (a)                                        1,700          12,699
                            CVR Energy, Inc. (a)                                             5,854          32,431
                            Cal Dive International, Inc. (a)                                 4,075          27,588
                            Calpine Corp. (a)                                               37,000         251,970
                            Calumet Specialty Products Partners LP                           2,300          25,070
                            Cimarex Energy Co.                                               8,416         154,686
                            Compass Minerals International, Inc.                             3,500         197,295
                            Crosstex Energy, Inc.                                            4,900           8,036
                            DHT Maritime, Inc.                                               5,500          21,120
                            Dawson Geophysical Co. (a)                                       1,300          17,550
                            Denbury Resources, Inc. (a)                                     24,300         361,098
                            Double Eagle Pete & Mining Co. (a)                               1,800           9,306
                            Dril-Quip, Inc. (a)                                              3,200          98,240
                            Dune Energy, Inc. (a)                                            7,800           1,014
                            Enterprise GP Holdings LP (b)                                    3,600          81,432
                            Enterprise Products Partners LP                                 30,305         674,286
                            Exterran Holdings, Inc. (a)                                      6,463         103,537
                            Exterran Partners LP                                             1,200          14,280
                            FMC Technologies, Inc. (a)                                      12,600         395,262
                            Ferrellgas Partners LP                                           4,500          60,300
                            Forest Oil Corp. (a)                                             8,900         117,035
                            Foundation Coal Holdings, Inc.                                   5,300          76,055
                            Furmamite Corp. (a)                                              2,100           6,531
                            General Maritime Corp.                                           4,252          29,764
                            GeoPetro Resources Co. (a)                                       7,600           2,508
                            Goodrich Petroleum Corp. (a)                                     3,000          58,080
                            Haynes International, Inc. (a)                                   1,300          23,166
                            Headwaters, Inc. (a)                                             4,600          14,444
                            Helmerich & Payne, Inc.                                          9,600         218,592
                            Holly Energy Partners LP                                         1,400          32,508
                            Houston American Energy Corp.                                    2,100           3,906
                            ICO, Inc. (a)                                                    3,300           6,798
                            ION Geophysical Corp. (a)                                        9,400          14,664
                            Inergy LP                                                        4,900         107,408

                                                        38

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            James River Coal Co. (a)                                         2,900   $      35,786
                            John D. Oil & Gas Co. (a)                                        6,000             600
                            Joy Global, Inc.                                                10,800         230,040
                            Kinder Morgan Energy Partners LP (b)                            18,000         840,960
                            Kirby Corp. (a)                                                  5,800         154,512
                            Lime Energy Co. (a)                                                700           2,520
                            Lufkin Industries, Inc.                                          1,600          60,608
                            MAXXAM, Inc. (a)                                                   900           6,390
                            McDermott International, Inc. (a)                               24,300         325,377
                            NL Industries, Inc.                                                900           9,000
                            National Coal Corp. (a)                                          2,700           3,672
                            Natural Gas Services Group (a)                                   1,400          12,600
                            Natural Resource Partners LP                                     3,300          73,689
                            Newpark Resources, Inc. (a)                                      6,900          17,457
                            Nustar GP Holdings LLC                                           3,700          76,257
                            Oil States International, Inc. (a)                               4,900          65,758
                            Orion Energy Systems, Inc. (a)                                   2,600          11,466
                            PMFG, Inc. (a)                                                     600           4,728
                            Parallel Petroleum Corp. (a)                                     8,400          10,752
                            Parker Drilling Co. (a)                                         11,600          21,344
                            Patriot Coal Corp. (a)                                           5,400          20,034
                            Penn Virginia Corp.                                              4,200          46,116
                            Penn Virginia GP Holdings LP                                     2,000          23,720
                            Penn Virginia Resource Partners LP                               3,100          35,340
                            Petroleum Development Corp. (a)                                  1,580          18,660
                            Pioneer Drilling Co. (a)                                         5,200          17,056
                            Plains All American Pipeline LP                                 11,141         409,543
                            Quantum Fuel Systems Technologies Worldwide, Inc. (a)            9,912           7,930
                            Quest Energy Partners LP                                         2,300           2,185
                            RGC Resources, Inc.                                                100           2,295
                            Raser Technologies, Inc. (a)(b)                                  4,700          19,693
                            Rex Energy Corp. (a)                                             4,600          13,202
                            SEACOR Holdings, Inc. (a)                                        2,177         126,941
                            SandRidge Energy, Inc. (a)                                      10,000          65,900
                            Swift Energy Co. (a)                                             3,600          26,280
                            TC PipeLines LP                                                  1,700          50,575
                            TXCO Resources, Inc. (a)                                         4,200           1,730
                            Terex Corp. (a)                                                  9,700          89,725
                            Tidewater, Inc.                                                  5,355         198,831
                            USEC, Inc. (a)                                                   9,900          47,520
                            Unit Corp. (a)                                                   5,000         104,600
                            Uranium Resources, Inc. (a)                                      4,100           1,927
                            Westmoreland Coal Co. (a)                                        1,600          11,472
                            Williams Partners LP                                             5,000          55,800
                            World Fuel Services Corp.                                        3,200         101,216
                                                                                                  ----------------
                                                                                                         7,880,913
------------------------------------------------------------------------------------------------------------------

                                                        39

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
ENERGY & UTILITIES - 4.8%   AGL Resources, Inc. (c)                                          7,700   $     204,281
                            ATG, Inc. (a)                                                    1,100               0
                            Active Power, Inc. (a)                                           3,500           2,100
                            Akeena Solar, Inc. (a)(b)                                        2,600           2,912
                            Allete, Inc.                                                     3,100          82,739
                            Alliant Energy Corp.                                            11,300         278,997
                            American States Water Co.                                        1,850          67,192
                            American Water Works Co, Inc.                                    5,800         111,592
                            Aqua America, Inc.                                              13,617         272,340
                            Artesian Resources Corp. Class A                                   225           3,155
                            Atmos Energy Corp.                                               9,800         226,576
                            Atrion Corp.                                                       200          17,648
                            Aventine Renewable Energy Holdings, Inc. (a)                     5,200             442
                            Avista Corp.                                                     5,700          78,546
                            Basin Water, Inc. (a)(b)                                         3,600           3,168
                            Beacon Power Corp. (a)                                           7,730           3,633
                            BioFuel Energy Corp. (a)                                         4,600           1,702
                            Black Hills Corp.                                                3,900          69,771
                            CH Energy Group, Inc.                                            1,700          79,730
                            Cadiz, Inc. (a)                                                  2,000          15,960
                            California Water Service Group                                   2,300          96,278
                            Central Vermont Public Service Corp.                             1,600          27,680
                            Cheniere Energy Partners LP (b)                                  2,800          16,800
                            Chesapeake Utilities Corp.                                       1,200          36,576
                            Cleco Corp.                                                      6,300         136,647
                            Comverge, Inc. (a)                                               3,300          22,935
                            Connecticut Water Service, Inc.                                  1,000          20,280
                            Contango Oil & Gas Co. (a)                                       1,500          58,800
                            Copano Energy LLC Common Units                                   5,300          70,596
                            DCP Midstream Partners LP                                        2,700          37,962
                            DPL, Inc.                                                       11,835         266,761
                            Delta Natural Gas Co., Inc.                                        100           2,141
                            Eagle Rock Energy Partners LP                                    5,600          28,672
                            El Paso Electric Co. (a)                                         4,800          67,632
                            El Paso Pipeline Partners LP                                     2,700          46,440
                            The Empire District Electric Co.                                 3,700          53,428
                            Energen Corp.                                                    6,700         195,171
                            Energy Recovery, Inc. (a)                                        2,200          16,720
                            Energy Transfer Partners LP                                      9,600         354,144
                            Energy West, Inc.                                                  300           2,454
                            EnerNOC, Inc. (a)                                                1,900          27,626
                            Evergreen Energy, Inc. (a)(b)                                    4,700           6,542
                            Florida Public Utilities Co.                                       199           1,944
                            GT Solar International, Inc. (a)                                 3,200          21,248
                            GeoMet, Inc. (a)                                                   100              58
                            Global Partners LP                                               1,500          18,495

                                                        40

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Great Plains Energy, Inc.                                       12,212   $     164,496
                            GreenHunter Energy, Inc. (a)                                       300             570
                            Hawaiian Electric Industries, Inc.                               9,220         126,683
                            IDACORP, Inc.                                                    4,800         112,128
                            The Laclede Group, Inc.                                          2,200          85,756
                            MDU Resources Group, Inc.                                       16,225         261,872
                            MGE Energy, Inc.                                                 2,300          72,151
                            MYR Group, Inc. (a)                                              2,600          39,650
                            Magellan Midstream Holdings LP                                   5,500          96,250
                            Middlesex Water Co.                                              1,266          18,230
                            Mirant Corp. (a)                                                16,900         192,660
                            Mitcham Industries, Inc. (a)                                     1,700           6,477
                            NRG Energy, Inc. (a)                                            24,360         428,736
                            NSTAR                                                           10,700         341,116
                            NV Energy, Inc.                                                 24,100         226,299
                            National Fuel Gas Co.                                            7,150         219,291
                            New Jersey Resources Corp.                                       4,460         151,551
                            Northwest Natural Gas Co.                                        2,800         121,576
                            NorthWestern Corp.                                               4,200          90,216
                            OGE Energy Corp.                                                 9,700         231,054
                            ONEOK Partners LP                                                5,100         207,315
                            Oneok, Inc.                                                      9,690         219,285
                            Ormat Technologies, Inc.                                         1,900          52,174
                            Otter Tail Corp.                                                 3,400          74,970
                            PNM Resources, Inc.                                              7,900          65,254
                            Pennichuck Corp.                                                   477           9,755
                            Piedmont Natural Gas Co.                                         7,300         188,997
                            Pike Electric Corp. (a)                                          2,700          24,975
                            Portland General Electric Co.                                    7,800         137,202
                            PowerSecure International, Inc. (a)                              1,900           6,498
                            Regency Energy Partners LP                                       4,800          59,904
                            Reliant Energy, Inc. (a)                                        37,300         118,987
                            SJW Corp.                                                          800          20,344
                            SMF Energy Corp. (a)                                               600              84
                            South Jersey Industries, Inc.                                    3,100         108,500
                            Southern Union Co.                                              10,554         160,632
                            Southwest Gas Corp.                                              4,600          96,922
                            Southwest Water Co.                                              3,671          15,785
                            Spectra Energy Partners LP (b)                                   1,700          37,128
                            Star Gas Partners LP                                             3,100           8,060
                            Synthesis Energy Systems, Inc. (a)                                 700             462
                            Targa Resources Partners LP                                      4,400          39,424
                            UGI Corp.                                                       10,960         258,766
                            UIL Holdings Corp.                                               2,533          56,537
                            Unisource Energy Corp.                                           4,100         115,579
                            Vectren Corp.                                                    8,300         175,047

                                                        41

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Venoco, Inc. (a)                                                 2,300   $       7,544
                            VeraSun Energy Corp. (a)                                        10,457             209
                            WGL Holdings, Inc.                                               5,100         167,280
                            Westar Energy, Inc.                                             10,925         191,515
                                                                                                  ----------------
                                                                                                         8,768,410
------------------------------------------------------------------------------------------------------------------
FOOD & AGRICULTURE - 2.3%   Alico, Inc.                                                        400           9,600
                            American Italian Pasta Co. Class A (a)                           2,200          76,582
                            The Andersons, Inc.                                              2,000          28,280
                            Applied Energetics, Inc. (a)(b)                                  3,765             866
                            B&G Foods, Inc. Class A                                          5,700          29,640
                            Bridgford Foods Corp. (a)                                          500           1,605
                            Bunge Ltd. (b)                                                  12,900         730,785
                            Burger King Holdings, Inc.                                       9,800         224,910
                            Cagle's, Inc. Class A (a)                                          200             350
                            Cal-Maine Foods, Inc. (b)                                        1,500          33,585
                            Chiquita Brands International, Inc. (a)                          4,702          31,174
                            Coca-Cola Bottling Co. Consolidated                                400          20,820
                            Consolidated-Tomoka Land Co.                                       300           8,910
                            Core-Mark Holdings Co., Inc. (a)                                   500           9,110
                            Corn Products International, Inc.                                7,400         156,880
                            Cuisine Solutions, Inc. (a)                                      1,200             672
                            Dairy Mart Convenience Stores, Inc. (a)                            500               0
                            Darling International, Inc. (a)                                  8,500          31,535
                            Del Monte Foods Co.                                             20,700         150,903
                            Diamond Foods, Inc.                                              2,000          55,860
                            Eden Bioscience Corp. (a)                                          299             365
                            Farmer Bros. Co.                                                   700          12,460
                            Fisher Communications, Inc.                                        700           6,832
                            Flowers Foods, Inc.                                              8,718         204,699
                            Fresh Del Monte Produce, Inc. (a)                                4,700          77,174
                            Golden Enterprises, Inc.                                           600           1,272
                            Green Mountain Coffee Roasters, Inc. (a)(b)                      2,100         100,800
                            Griffin Land & Nurseries, Inc.                                     600          21,000
                            HQ Sustainable Maritime Industries, Inc. (a)                       300           2,295
                            Hain Celestial Group, Inc. (a)                                   3,939          56,091
                            Imperial Sugar Co. New Shares                                    1,412          10,152
                            Ingles Markets, Inc. Class A                                     1,800          26,874
                            J&J Snack Foods Corp.                                            1,900          65,721
                            John B. Sanfilippo & Son, Inc. (a)                                 700           3,738
                            John Bean Technologies Corp.                                     3,005          31,432
                            Jones Soda Co. (a)                                               4,200           3,822
                            Key Technology Inc. (a)                                          1,100           9,680
                            Lance, Inc.                                                      2,800          58,296
                            Lifeway Foods, Inc. (a)                                          1,600          12,800
                            MGP Ingredients, Inc. (a)                                        2,900           2,146
                            Maui Land & Pineapple Co., Inc. (a)                                400           3,396
                            Mead Johnson Nutrition Co. (a)                                   3,200          92,384

                                                        42

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Monterey Gourmet Foods, Inc. (a)                                   700   $         875
                            Nash Finch Co.                                                   1,520          42,697
                            Neogen Corp. (a)                                                 1,512          33,007
                            NitroMed, Inc. (a)                                               5,900           4,484
                            Omega Protein Corp. (a)                                          1,400           3,696
                            The Pantry, Inc. (a)                                             2,300          40,503
                            Peet's Coffee & Tea, Inc. (a)                                    1,800          38,916
                            PepsiAmericas, Inc.                                              6,227         107,416
                            Ralcorp Holdings, Inc. (a)                                       5,632         303,452
                            Rocky Mountain Chocolate Factory, Inc.                           1,495           9,239
                            Sanderson Farms, Inc.                                            2,150          80,733
                            Schiff Nutrition International, Inc. (a)                         2,800          12,600
                            The Scotts Miracle-Gro Co.                                       4,500         156,150
                            Seaboard Corp.                                                      40          40,400
                            Seneca Foods Corp. (a)                                             200           4,168
                            Smart Balance, Inc. (a)                                          6,500          39,260
                            Smithfield Foods, Inc. (a)                                      13,388         126,650
                            SoftBrands, Inc. (a)                                               114              31
                            Spartan Stores, Inc.                                             2,700          41,607
                            Susser Holdings Corp. (a)                                        1,700          22,848
                            Tasty Baking Co.                                                   400           1,688
                            Tejon Ranch Co. (a)                                                900          18,603
                            Terra Industries, Inc.                                          10,300         289,327
                            Tootsie Roll Industries, Inc.                                    2,216          48,121
                            TreeHouse Foods, Inc. (a)                                        3,512         101,110
                            United Natural Foods, Inc. (a)                                   4,100          77,777
                            Village Super Market, Inc. Class A                                 100           3,117
                            Willamette Valley Vineyards, Inc. (a)                              800           1,824
                            Winn-Dixie Stores, Inc. (a)                                      5,700          54,492
                            Zanett, Inc. (a)                                                   125              45
                            Zapata Corp. (a)                                                   800           4,568
                                                                                                  ----------------
                                                                                                         4,114,900
------------------------------------------------------------------------------------------------------------------
GOLD - 0.1%                 Allied Nevada Gold Corp. (a)                                     6,800          39,780
                            Aurora Oil & Gas Corp. (a)                                       1,200              84
                            NGAS Resources, Inc. (a)                                         4,700           5,687
                            Royal Gold, Inc.                                                 3,435         160,621
                            US Gold Corp. (a)                                                9,100          18,564
                                                                                                  ----------------
                                                                                                           224,736
------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.6%            21st Century Holding Co.                                         1,300           4,342
                            AMBAC Financial Group, Inc.                                     35,700          27,846
                            Affirmative Insurance Holdings, Inc.                             2,600           8,268
                            Alleghany Corp. (a)                                                565         153,040
                            Allied World Assurance Holdings Ltd.                             4,000         152,120
                            American Equity Investment Life Holding Co.                      6,100          25,376
                            American Financial Group, Inc.                                   7,250         116,362
                            American National Insurance Co.                                  1,600          83,856

                                                        43

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            American Physicians Service Group, Inc.                            700   $      13,419
                            American Safety Insurance Holdings Ltd. (a)                        300           3,453
                            Amerisafe, Inc. (a)                                              2,500          38,300
                            AmTrust Financial Services, Inc.                                 4,300          41,065
                            Arch Capital Group Ltd. (a)                                      5,305         285,727
                            Argo Group International Holdings Ltd. (a)                       2,739          82,526
                            Arthur J. Gallagher & Co.                                        9,600         163,200
                            Aspen Insurance Holdings Ltd.                                    7,500         168,450
                            Assured Guaranty Ltd.                                            6,100          41,297
                            Atlantic American Corp. (a)                                        700             504
                            Axis Capital Holdings Ltd.                                      15,200         342,608
                            Baldwin & Lyons, Inc. Class B                                      950          17,974
                            Brown & Brown, Inc.                                             11,400         215,574
                            CNA Financial Corp.                                              3,029          27,745
                            CNA Surety Corp. (a)                                             1,900          35,036
                            Conseco, Inc. (a)                                               16,300          14,996
                            Crawford & Co. Class B (a)                                       3,200          21,504
                            Delphi Financial Group, Inc. Class A                             4,450          59,897
                            Donegal Group, Inc. Class A                                        500           7,685
                            EMC Insurance Group, Inc.                                        1,100          23,177
                            Eastern Insurance Holdings, Inc.                                 1,900          14,763
                            eHealth, Inc. (a)                                                2,200          35,222
                            Employers Holdings, Inc.                                         4,300          41,022
                            Endurance Specialty Holdings Ltd.                                5,500         137,170
                            The Ensign Group, Inc.                                             400           6,184
                            Enstar Group Ltd. (a)                                              600          33,792
                            Erie Indemnity Co. Class A                                       3,200         109,376
                            Everest Re Group Ltd.                                            5,800         410,640
                            FBL Financial Group, Inc. Class A                                1,700           7,055
                            FPIC Insurance Group, Inc. (a)                                   1,100          40,733
                            Fidelity National Title Group, Inc. Class A                     21,264         414,861
                            First American Corp.                                             8,335         220,961
                            First Mercury Financial Corp. (a)                                2,400          34,656
                            First United Corp.                                                 400           3,352
                            Flagstone Reinsurance Holdings Ltd.                              4,500          35,055
                            Greenlight Capital Re Ltd. (a)                                   3,700          59,089
                            HCC Insurance Holdings, Inc.                                    11,550         290,945
                            The Hanover Insurance Group, Inc.                                5,200         149,864
                            Harleysville Group, Inc.                                         1,400          44,534
                            Horace Mann Educators Corp.                                      4,300          35,991
                            IPC Holdings, Ltd.                                               5,300         143,312
                            Independence Holding Co.                                           720           3,607
                            Infinity Property & Casualty Corp.                               1,800          61,074
                            Isolagen, Inc. (a)                                               6,000           1,020
                            Kansas City Life Insurance Co.                                     700          25,095
                            Life Partners Holdings, Inc. (b)                                 1,031          17,589
                            Maiden Holdings Ltd.                                             3,800          16,986
                            Markel Corp. (a)                                                 1,059         300,629

                                                        44

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Max Capital Group Ltd.                                           5,300   $      91,372
                            Meadowbrook Insurance Group, Inc.                                4,400          26,840
                            Mercer Insurance Group, Inc.                                     1,400          20,006
                            Mercury General Corp.                                            2,700          80,190
                            Montpelier Re Holdings Ltd.                                      8,900         115,344
                            NYMAGIC, Inc.                                                      600           7,320
                            National Interstate Corp.                                          600          10,146
                            Navigators Group, Inc. (a)                                       1,700          80,206
                            Odyssey Re Holdings Corp.                                        2,100          79,653
                            Old Republic International Corp.                                23,412         253,318
                            OneBeacon Insurance Group Ltd.                                   2,500          24,150
                            PMA Capital Corp. Class A (a)                                    4,695          19,578
                            The PMI Group, Inc.                                              8,300           5,146
                            PartnerRe Ltd.                                                   5,900         366,213
                            The Phoenix Cos., Inc.                                           8,700          10,179
                            Pico Holdings, Inc. (a)                                          2,000          60,140
                            Platinum Underwriters Holdings Ltd.                              5,000         141,800
                            Presidential Life Corp.                                          3,100          24,149
                            ProAssurance Corp. (a)                                           3,300         153,846
                            Protective Life Corp.                                            6,100          32,025
                            RLI Corp.                                                        2,000         100,400
                            Radian Group, Inc.                                               8,444          15,368
                            Reinsurance Group of America, Inc.                               5,800         187,862
                            RenaissanceRe Holdings Ltd.                                      6,600         326,304
                            Safety Insurance Group, Inc.                                     1,800          55,944
                            SeaBright Insurance Holdings, Inc. (a)                           2,900          30,334
                            Selective Insurance Group, Inc.                                  4,800          58,368
                            Stancorp Financial Group, Inc.                                   4,600         104,788
                            State Auto Financial Corp.                                       1,425          25,080
                            Stewart Information Services Corp.                               2,200          42,900
                            Tower Group, Inc.                                                4,262         104,973
                            Transatlantic Holdings, Inc.                                     2,631          93,848
                            Triad Guaranty, Inc. (a)(b)                                      2,900             464
                            Unico American Corp. (a)                                           300           2,250
                            United America Indemnity, Ltd. (a)                               2,700          10,854
                            United Fire & Casualty Co.                                       2,000          43,920
                            Unitrin, Inc.                                                    4,500          62,910
                            Universal American Financial Corp. (a)                           4,400          37,268
                            Universal Insurance Holdings, Inc.                                 400           1,504
                            Validus Holdings Ltd.                                            3,300          78,144
                            W.R. Berkley Corp.                                              14,190         319,984
                            WellCare Health Plans, Inc. (a)                                  4,200          47,250
                            Zenith National Insurance Corp.                                  3,950          95,235
                                                                                                  ----------------
                                                                                                         8,317,497
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OIL - 0.0%    ATP Oil & Gas Corp. (a)                                          3,100          15,903
                            Sulphco, Inc. (a)(b)                                            12,700          13,589
                                                                                                  ----------------
                                                                                                            29,492
------------------------------------------------------------------------------------------------------------------

                                                        45

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
LIQUOR - 0.1%               Boston Beer Co., Inc. Class A (a)                                1,300   $      27,118
                            Central European Distribution Corp. (a)                          4,112          44,245
                            National Beverage Corp. (a)                                      2,160          19,807
                                                                                                     -------------
                                                                                                            91,170
------------------------------------------------------------------------------------------------------------------
MEDIA - 2.1%                ACCO Brands Corp. (a)                                            3,500           3,430
                            AH Belo Corp.                                                    1,296           1,270
                            America's Car Mart, Inc. (a)                                     1,850          25,141
                            Ascent Media Corp. Class A (a)                                   1,406          35,150
                            Beasley Broadcasting Group, Inc. Class A                         4,100           8,528
                            Belo Corp. Class A                                               6,480           3,953
                            Blockbuster, Inc. Class A (a)                                   25,900          18,648
                            CTN Media Group, Inc. (a)                                           50               0
                            Cablevision Systems Corp. Class A                               24,000         310,560
                            Carmike Cinemas, Inc.                                            2,500           6,475
                            Charter Communications, Inc. Class A (a)                        29,000             603
                            Cinemark Holdings, Inc.                                          3,700          34,743
                            Citadel Broadcasting Corp. (a)                                  19,200           1,267
                            Coleman Cable, Inc. (a)                                          2,300           4,899
                            Consolidated Graphics, Inc. (a)                                  1,600          20,352
                            Crown Media Holdings, Inc. Class A (a)                           1,500           3,060
                            Cumulus Media, Inc. Class A (a)                                  6,165           6,227
                            DISH Network Corp. (a)                                          22,565         250,697
                            Discovery Communications, Inc. Class A (a)                      30,000         480,600
                            Document Security Systems, Inc. (a)                              2,500           4,100
                            Dolan Media Co. (a)                                              4,200          33,054
                            DreamWorks Animation SKG, Inc. Class A (a)                       5,800         125,512
                            EW Scripps Co.                                                   3,233           4,365
                            EchoStar Holding Corp. (a)                                       4,173          61,886
                            Emmis Communications Corp. Class A (a)                           6,400           2,496
                            Entercom Communications Corp.                                    3,000           3,300
                            Entravision Communications Corp. Class A (a)                     6,500           1,690
                            Gartner, Inc. Class A (a)                                        6,080          66,941
                            Gaylord Entertainment Co. (a)                                    3,520          29,322
                            Global Traffic Network, Inc. (a)                                 1,900           5,757
                            Gray Television, Inc.                                            2,200             704
                            iBEAM Broadcasting Corp. (a)                                        80               0
                            Internet Brands, Inc. Class A (a)                                1,300           7,631
                            John Wiley & Sons, Inc. Class A                                  4,700         139,966
                            Journal Communications, Inc. Class A                             4,500           3,375
                            The Knot, Inc. (a)                                               2,800          22,960
                            Lee Enterprises, Inc. (b)                                        2,400             672
                            Liberty Global, Inc. (a)                                        27,441         399,541
                            Liberty Global, Inc. Series C (a)                                3,922          55,418
                            Liberty Media Corp. - Entertainment Class A (a)                 54,628       1,089,829
                            Lin TV Corp. Class A (a)                                         3,200           3,584
                            Live Nation, Inc. (a)                                            6,400          17,088

                                                        46

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Loral Space & Communications Ltd. (a)                            1,400   $      29,904
                            Martha Stewart Living Omnimedia, Inc. Class A (a)                3,600           8,964
                            McClatchy Co. Class A (b)                                        6,000           2,940
                            Media General, Inc. Class A                                      2,100           4,032
                            Mediacom Communications Corp. Class A (a)                        5,900          23,777
                            National CineMedia, Inc.                                         5,100          67,218
                            Navarre Corp. (a)                                                5,600           2,520
                            Network Equipment Technologies, Inc. (a)                         1,400           4,956
                            Nexstar Broadcasting Group, Inc. Class A (a)                     4,500           3,060
                            Outdoor Channel Holdings, Inc. (a)                                 200           1,364
                            Palatin Technologies, Inc. (a)                                  10,600           1,166
                            Playboy Enterprises, Inc. Class B (a)                            2,100           4,137
                            Primedia, Inc.                                                   3,905           9,645
                            RHI Entertainment, Inc. (a)                                        300             456
                            Radio One, Inc. Class D (a)                                      2,000             900
                            Regal Entertainment Group Series A                               8,400         112,644
                            Regent Communications, Inc. (a)                                  2,900             377
                            Rentrak Corp. (a)                                                  100             900
                            Rewards Network, Inc. (a)                                        2,900          10,150
                            Saga Communications, Inc. (a)                                      357           1,342
                            Salem Communications Corp. Class A (a)                           1,600             896
                            Scholastic Corp.                                                 3,310          49,882
                            Sinclair Broadcast Group, Inc. Class A                           8,400           8,652
                            Source Interlink Cos., Inc. (a)(b)                               8,630           1,597
                            Spanish Broadcasting System, Inc. Class A (a)                    5,100             765
                            Time Warner Cable, Inc. (b)                                          9             223
                            TiVo, Inc. (a)                                                  10,765          75,786
                            United Capital Corp. (a)                                           600          10,350
                            Valassis Communications, Inc. (a)                                5,100           8,007
                            ValueVision Media, Inc. Class A (a)                              2,800           1,932
                            WPT Enterprises, Inc. (a)                                        2,100           1,197
                            Westwood One, Inc. (a)                                           3,600             216
                                                                                                     -------------
                                                                                                         3,744,749
------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS - 0.4%        Alliance Holdings GP LP                                          1,300          20,891
                            Answers Corp. (a)                                                  800           5,184
                            Calavo Growers, Inc.                                               500           6,010
                            Ceco Environmental Corp. (a)                                     1,900           5,605
                            Coinstar, Inc. (a)                                               2,800          91,728
                            Complete Production Services, Inc. (a)                           5,000          15,400
                            Delek US Holdings, Inc.                                          1,600          16,576
                            DynCorp. International, Inc. (a)                                 2,600          34,658
                            FLO Corp. (a)                                                       65               1
                            Force Protection, Inc. (a)                                       8,800          42,240
                            Gerber Scientific, Inc. (a)                                      1,300           3,107
                            Graham Corp.                                                     2,000          17,940
                            HSW International, Inc. (a)                                        400              66
                            International Coal Group, Inc. (a)(b)                           10,800          17,388

                                                        47

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Liberty Media Holding Corp. - Capital (a)                       11,307   $      78,923
                            Liberty Media Holding Corp. - Interactive (a)                   60,536         175,554
                            Met-Pro Corp.                                                    1,600          13,040
                            Mueller Water Products, Inc. Series A                           12,100          39,930
                            Multi-Color Corp.                                                  400           4,892
                            Northstar Neuroscience, Inc. (a)                                   500             955
                            Penson Worldwide, Inc. (a)                                       2,700          17,361
                            Smith & Wesson Holding Corp. (a)                                 5,800          34,916
                            Teekay LNG Partners LP                                           1,800          30,222
                                                                                                  ----------------
                                                                                                           672,587
------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS               1st Source Corp.                                                 1,210          21,841
FINANCE - 11.7%             Acacia Research - Acacia Technologies (a)                        3,300          13,464
                            Advance America, Cash Advance Centers, Inc.                      4,200           7,098
                            Advanta Corp. Class B                                            4,950           3,267
                            Affiliated Managers Group, Inc. (a)(c)                           4,200         175,182
                            Agree Realty Corp.                                               1,400          21,966
                            AllianceBernstein Holding LP                                     3,500          51,520
                            Amcore Financial, Inc.                                           3,170           5,072
                            AmeriCredit Corp. (a)                                            7,550          44,243
                            American Campus Communities, Inc.                                4,475          77,686
                            Ampal-American Israel Corp. Class A (a)                          1,200           2,052
                            Anchor Bancorp Wisconsin, Inc.                                   2,600           3,510
                            Ashford Hospitality Trust, Inc.                                 10,000          15,400
                            Asset Acceptance Capital Corp. (a)                               2,100          11,151
                            Asta Funding, Inc.                                               1,600           3,920
                            Astoria Financial Corp.                                          9,450          86,845
                            Atlantic Coast Federal Corp.                                        74             207
                            BGC Partners, Inc.                                               4,100           9,061
                            BOK Financial Corp.                                              2,401          82,954
                            BP Prudhoe Bay Royalty Trust                                     2,300         149,753
                            Bancorp Rhode Island, Inc.                                         900          16,263
                            Bank of the Ozarks, Inc. (c)                                     1,700          39,236
                            BankUnited Financial Corp. Class A (b)                           5,535           1,273
                            Banner Corp.                                                     2,500           7,275
                            Berkshire Hathaway, Inc. Class A (a)                               126      10,924,200
                            Berkshire Hills Bancorp, Inc.                                    1,700          38,964
                            BlackRock, Inc. (e)                                              2,100         273,084
                            Blackstone Group LP (b)                                         15,800         114,550
                            Broadpoint Securities Group, Inc. (a)                            2,400           7,920
                            Broadridge Financial Solutions LLC                              14,300         266,123
                            Brookfield Infrastructure Partners LP                            1,500          19,830
                            CVB Financial Corp.                                              7,275          48,233
                            Calamos Asset Management, Inc. Class A                           2,100          10,101
                            Camco Financial Corp.                                              500             840
                            Capital Trust, Inc.                                              2,100           2,310

                                                        48

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            CapitalSource, Inc.                                             21,541   $      26,280
                            CapLease, Inc.                                                   4,600           9,062
                            Cascade Financial Corp.                                            515           1,287
                            Cash America International, Inc.                                 3,100          48,546
                            Cathay General Bancorp (b)                                       5,022          52,379
                            Central Pacific Financial Corp.                                  3,476          19,465
                            Cenveo, Inc. (a)                                                 3,300          10,725
                            Charter Financial Corp.                                            500           4,375
                            Citizens First Bancorp, Inc.                                     1,600           1,744
                            Citizens, Inc. (a)                                               2,890          21,010
                            Cohen & Steers, Inc.                                             1,800          20,088
                            CompuCredit Corp. (a)(b)                                         5,400          13,230
                            Corrections Corp. of America (a)                                12,800         163,968
                            Covanta Holding Corp. (a)                                       13,080         171,217
                            Cowen Group, Inc. (a)                                            2,400          11,688
                            Cross Timbers Royalty Trust                                        956          17,351
                            Deerfield Capital Corp.                                            354             354
                            Diamond Hill Investments Group                                     300          11,796
                            Dime Community Bancshares, Inc.                                  3,700          34,706
                            Duff & Phelps Corp. (a)                                          1,200          18,900
                            ESB Financial Corp.                                                629           6,913
                            Eastern Virginia Bankshares, Inc.                                  300           2,517
                            Eaton Vance Corp.                                               11,200         255,920
                            Encore Capital Group, Inc. (a)                                   1,600           7,248
                            Epoch Holding Corp.                                              2,300          15,801
                            Evercore Partners, Inc. Class A                                  1,200          18,540
                            Extra Space Storage, Inc.                                        8,160          44,962
                            Ezcorp, Inc. (a)                                                 4,500          52,065
                            FBR Capital Markets Corp. (a)                                    3,400          11,186
                            FCStone Group, Inc. (a)                                          4,850          11,058
                            The FINOVA Group, Inc. (a)                                         900               5
                            Fannie Mae (b)                                                 104,900          73,430
                            Federal Agricultural Mortgage Corp. Class B                        300             804
                            Financial Federal Corp.                                          2,300          48,714
                            First Defiance Financial Corp.                                     500           3,020
                            First Financial Corp.                                              800          29,520
                            First Financial Holdings, Inc.                                   1,400          10,710
                            First Financial Northwest, Inc.                                  3,100          25,854
                            The First Marblehead Corp. (a)                                   6,200           7,998
                            First Place Financial Corp.                                        615           2,066
                            Flagstar Bancorp, Inc. (a)                                       7,700           5,775
                            Flushing Financial Corp.                                         2,950          17,759
                            Fortress Investment Group LLC                                    4,400          11,044
                            Franklin Street Properties Corp.                                 6,600          81,180
                            Freddie Mac (b)                                                 69,600          52,896
                            Friedman Billings Ramsey Group, Inc. Class A (a)                 9,710           1,942
                            Frontline Capital Group (a)                                        300               0
                            GAMCO Investors, Inc. Class A                                      700          22,855

                                                        49

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            GFI Group, Inc.                                                  6,400   $      20,544
                            GLG Partners, Inc.                                              20,600          58,504
                            Glacier Bancorp, Inc.                                            6,256          98,282
                            Gramercy Capital Corp.                                           2,839           2,754
                            Greenhill & Co., Inc.                                            1,200          88,620
                            HMN Financial, Inc.                                                900           2,790
                            Heartland Payment Systems, Inc.                                  3,000          19,830
                            Heritage Financial Corp.                                           420           4,389
                            Hersha Hospitality Trust                                         5,700          10,830
                            Hugoton Royalty Trust                                            4,100          39,196
                            IBERIABANK Corp.                                                 1,600          73,504
                            ITC Holdings Corp.                                               5,200         226,824
                            Independent Bank Corp./MI                                        2,524           5,906
                            InnSuites Hospitality Trust                                        800           1,024
                            Interactive Brokers Group, Inc. Class A (a)                      4,700          75,811
                            International Assets Holding Corp., Inc. (a)                     1,000          10,190
                            International Bancshares Corp.                                   6,141          47,900
                            Investment Technology Group, Inc. (a)                            4,600         117,392
                            JMP Group, Inc.                                                  4,000          19,240
                            Jackson Hewitt Tax Service, Inc.                                 2,900          15,138
                            Jefferies Group, Inc. New Shares                                11,100         153,180
                            KBW, Inc. (a)                                                    3,000          61,050
                            KKR Financial Holdings LLC                                      12,300          10,947
                            Knight Capital Group, Inc. Class A (a)                          10,000         147,400
                            LaBranche & Co., Inc. (a)                                        6,000          22,440
                            Ladenburg Thalmann Financial Services, Inc. (a)(b)               5,581           2,958
                            Lazard Ltd. Class A                                              7,800         229,320
                            MB Financial, Inc.                                               3,650          49,640
                            MDRNA, Inc. (a)                                                  3,390           2,051
                            MF Global Ltd. (a)                                              10,500          44,415
                            MGIC Investment Corp.                                           12,800          18,176
                            MSCI, Inc. (a)                                                   7,500         126,825
                            McGrath RentCorp                                                 1,900          29,944
                            Medallion Financial Corp.                                        2,800          20,748
                            Medical Properties Trust, Inc.                                   7,100          25,915
                            Merriman Curhan Ford Group, Inc. (a)                               900             396
                            MicroFinancial, Inc.                                               500           1,000
                            Mid Penn Bancorp, Inc.                                             115           2,185
                            MoneyGram International, Inc. (a)                                4,700           5,546
                            Monmouth Real Estate Investment Corp. Class A                    2,462          16,274
                            MutualFirst Financial, Inc.                                        300           1,440
                            NASB Financial, Inc.                                               400           9,964
                            National Financial Partners Corp.                                4,200          13,440
                            National Security Group, Inc.                                      120             857
                            National Western Life Insurance Co. Class A                        307          34,691
                            Nelnet, Inc. Class A (a)                                         3,500          30,940
                            New York Community Bancorp, Inc. (b)                            35,141         392,525

                                                        50

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            NewStar Financial, Inc. (a)                                      2,900   $       6,728
                            North American Scientific, Inc. (a)                                 80               2
                            Northwest Bancorp, Inc.                                          2,000          33,800
                            Och-Ziff Capital Management Group LLC                            3,700          22,459
                            Ocwen Financial Corp. (a)                                        4,700          53,721
                            One Liberty Properties, Inc.                                     1,100           3,872
                            optionsXpress Holdings, Inc.                                     5,400          61,398
                            Oritani Financial Corp. (a)                                      1,400          19,600
                            PAB Bankshares, Inc.                                               612           2,295
                            PMC Commercial Trust                                             2,125          11,794
                            PVF Capital Corp.                                                  321             745
                            Pacific Capital Bancorp                                          5,010          33,918
                            PacWest Bancorp                                                  2,861          40,998
                            Piper Jaffray Cos. (a)                                           2,245          57,899
                            Portfolio Recovery Associates, Inc. (a)(b)                       1,600          42,944
                            Provident Financial Holdings, Inc.                                 500           2,630
                            Provident Financial Services, Inc.                               6,689          72,308
                            Pzena Investment Management, Inc. Class A                          870           1,662
                            Raymond James Financial, Inc. (b)                                9,950         196,015
                            Reis, Inc. (a)                                                   2,000           6,500
                            Renasant Corp.                                                   2,475          31,086
                            Resource America, Inc. Class A                                   1,000           3,990
                            Riskmetrics Group, Inc. (a)                                      2,500          35,725
                            Riverview Bancorp, Inc.                                            200             774
                            Roberts Realty Investors, Inc.                                     494             420
                            Roma Financial Corp.                                               800          10,360
                            Rome Bancorp, Inc.                                               2,000          16,160
                            SEI Investments Co.                                             13,220         161,416
                            SWS Group, Inc.                                                  2,765          42,940
                            Sanders Morris Harris Group, Inc.                                3,800          14,820
                            Santander BanCorp                                                  703           5,540
                            Security Bank Corp.                                                384             150
                            Siebert Financial Corp.                                          3,300           4,356
                            Specialty Underwriters' Alliance, Inc. (a)                       3,600          13,068
                            Sterling Financial Corp.                                         5,643          11,681
                            Stifel Financial Corp. (a)                                       2,700         116,937
                            Student Loan Corp.                                                 420          18,245
                            Supertel Hospitality, Inc.                                         300             258
                            TD Ameritrade Holding Corp. (a)                                 24,980         344,974
                            TF Financial Corp.                                                 100           1,819
                            Teton Advisors, Inc. (a)                                            10              23
                            Thomas Weisel Partners Group, Inc. (a)                           2,800          10,024
                            TierOne Corp.                                                    1,100           2,354
                            U.S. Global Investors, Inc.                                      1,600           7,792
                            United Community Banks, Inc. (b)                                 5,320          22,131
                            United PanAm Financial Corp. (a)                                 1,000           1,450

                                                        51

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Value Line, Inc.                                                   100   $       2,734
                            ViewPoint Financial Group                                        2,100          25,263
                            Visa, Inc. Class A                                              46,000       2,557,600
                            W Hldg Co., Inc. (b)                                               205           1,863
                            W.P. Carey & Co. LLC                                             2,600          57,694
                            WVS Financial Corp.                                                200           3,000
                            Waddell & Reed Financial, Inc. Class A                           8,900         160,823
                            Washington Federal, Inc.                                         9,361         124,408
                            Waterstone Financial, Inc. (a)                                     600           1,224
                            Wayne Savings Bancshares, Inc.                                     151             882
                            Webster Financial Corp.                                          5,373          22,835
                            Wesco Financial Corp.                                              145          40,020
                            West Bancorp., Inc.                                                840           6,258
                            Westfield Financial, Inc.                                        4,000          35,200
                            Westwood Holdings Group, Inc.                                      600          23,454
                            White Mountains Insurance Group, Inc.                              772         132,714
                            Willis Lease Finance Corp. (a)                                     200           2,116
                            Winthrop Realty Trust                                            1,771          12,238
                            World Acceptance Corp. (a)                                       2,000          34,200
                            Wright Express Corp. (a)                                         4,100          74,702
                                                                                                  ----------------
                                                                                                        21,298,291
------------------------------------------------------------------------------------------------------------------
MOTOR VEHICLES - 0.9%       ATC Technology Corp. (a)                                         1,405          15,736
                            Accuride Corp. (a)                                                 700             140
                            American Axle & Manufacturing Holdings, Inc.                     5,000           6,600
                            Amerigon, Inc. (a)                                               5,000          18,500
                            Arctic Cat, Inc.                                                 1,300           4,979
                            ArvinMeritor, Inc.                                               7,100           5,609
                            BorgWarner, Inc.                                                11,300         229,390
                            Cascade Corp.                                                    1,200          21,156
                            Coachmen Industries, Inc. (a)                                    1,100             715
                            Commercial Vehicle Group, Inc. (a)                                 700             385
                            Dana Holding Corp. (a)                                           5,100           2,346
                            Donaldson Co., Inc.                                              6,300         169,092
                            Dorman Products, Inc. (a)                                        1,300          12,129
                            Federal-Mogul Corp. Class A (a)                                  2,600          17,368
                            FortuNet, Inc. (a)                                               2,100           5,985
                            Fuel Systems Solutions, Inc. (a)                                 1,550          20,894
                            Gentex Corp.                                                    14,290         142,328
                            Group 1 Automotive, Inc.                                         3,100          43,307
                            H&E Equipment Services, Inc. (a)                                 2,900          18,995
                            Hayes Lemmerz International, Inc. (a)                            7,100           1,314
                            LKQ Corp. (a)                                                   14,300         204,061
                            Lear Corp. (a)                                                  13,945          10,459
                            Lithia Motors, Inc. Class A                                      1,000           2,250
                            MarineMax, Inc. (a)                                              4,600           9,016
                            Midas, Inc. (a)                                                  2,200          17,424

                                                        52

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Modine Manufacturing Co.                                         1,900   $       4,750
                            Monro Muffler, Inc.                                              1,925          52,610
                            Myers Industries, Inc.                                           2,120          13,017
                            Navistar International Corp. (a)                                 6,400         214,144
                            Noble International Ltd.                                           850             162
                            Oshkosh Corp.                                                    6,500          43,810
                            Penske Auto Group, Inc.                                          4,200          39,186
                            Polaris Industries, Inc.                                         3,400          72,896
                            Proliance International, Inc. (a)                                  447              76
                            Rush Enterprises, Inc. Class A (a)                               3,850          34,342
                            Sonic Automotive, Inc.                                           1,800           2,880
                            Spartan Motors, Inc.                                             2,275           9,146
                            Standard Motor Products, Inc.                                    1,300           3,575
                            Stoneridge, Inc. (a)                                             1,700           3,587
                            Superior Industries International, Inc. (b)                      3,110          36,854
                            TRW Automotive Holdings Corp. (a)                                5,300          17,066
                            Thor Industries, Inc.                                            3,685          57,560
                            Titan International, Inc.                                        3,375          16,976
                            U.S. Auto Parts Network, Inc. (a)                                4,600           7,360
                            WABCO Holdings, Inc.                                             6,700          82,477
                            Winnebago Industries, Inc.                                       4,600          24,426
                                                                                                     -------------
                                                                                                         1,717,078
------------------------------------------------------------------------------------------------------------------
NON-DURABLES - 2.1%         AFC Enterprises, Inc. (a)                                        2,700          12,177
                            Activision Blizzard, Inc. (a)(c)                                63,188         660,946
                            American Greetings Corp. Class A                                 4,200          21,252
                            BJ's Restaurants, Inc. (a)                                       2,000          27,820
                            Benihana, Inc. (a)                                                 615           1,553
                            Benihana, Inc. Class A (a)                                       2,630           6,812
                            Blue Nile, Inc. (a)(b)                                           1,600          48,240
                            Bob Evans Farms, Inc.                                            3,100          69,502
                            Bowl America, Inc. Class A                                         210           2,058
                            Brinker International, Inc.                                     10,200         154,020
                            Buffalo Wild Wings, Inc. (a)                                     2,000          73,160
                            CEC Entertainment, Inc. (a)                                      2,650          68,582
                            CKE Restaurants, Inc.                                            4,100          34,440
                            Cabela's, Inc. Class A (a)(b)                                    4,100          37,351
                            California Pizza Kitchen, Inc. (a)                               3,000          39,240
                            Century Casinos, Inc. (a)                                        5,100           7,905
                            The Cheesecake Factory, Inc. (a)                                 6,417          73,474
                            Cheniere Energy, Inc. (a)(b)                                     7,200          30,672
                            Chipotle Mexican Grill, Inc. Class A (a)(b)                      3,300         219,054
                            Churchill Downs, Inc.                                              800          24,048
                            Cosi, Inc. (a)(b)                                                5,500           1,870
                            Cracker Barrel Old Country Store, Inc.                           2,715          77,758
                            Denny's Corp. (a)                                               10,600          17,702
                            DineEquity, Inc. (b)                                             1,700          20,162
                            Domino's Pizza, Inc. (a)                                         4,800          31,440

                                                        53

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Dover Motorsports, Inc.                                          3,300   $       6,105
                            Drew Industries, Inc. (a)                                        2,200          19,096
                            Einstein Noah Restaurant Group, Inc. (a)                         1,100           6,413
                            Famous Dave's of America, Inc. (a)                               2,500           7,850
                            Forward Industries, Inc. (a)                                     1,100           2,046
                            Gaming Partners International Corp. (a)                          1,400           7,980
                            Hibbett Sports, Inc. (a)                                         3,418          65,694
                            Hollywood Media Corp. (a)                                        4,300           3,827
                            International Speedway Corp. Class A                             3,200          70,592
                            Isle of Capri Casinos, Inc. (a)                                  3,700          19,573
                            Jack in the Box, Inc. (a)                                        6,100         142,069
                            Jakks Pacific, Inc. (a)                                          2,213          27,331
                            Kreisler Manufacturing Corp. (a)                                   300           1,197
                            Krispy Kreme Doughnuts, Inc. (a)                                 5,800           9,280
                            Lancaster Colony Corp.                                           2,400          99,552
                            Landry's Restaurants, Inc.                                       1,200           6,264
                            Lazare Kaplan International, Inc. (a)                              300             318
                            Leapfrog Enterprises, Inc. (a)                                   3,600           4,968
                            Lenox Group, Inc. (a)                                              800              25
                            LodgeNet Interactive Corp. (a)                                   3,000           4,770
                            Luby's, Inc. (a)                                                 1,700           8,347
                            Majesco Entertainment Co. (a)                                    1,500           2,220
                            Marvel Entertainment, Inc. (a)                                   5,300         140,715
                            McCormick & Schmick's Seafood Restaurants, Inc. (a)              1,700           6,664
                            Movado Group, Inc.                                               2,600          19,604
                            O'Charleys, Inc.                                                 2,005           6,035
                            Oil-Dri Corp. of America                                           700          10,325
                            P.F. Chang's China Bistro, Inc. (a)                              2,595          59,374
                            Panera Bread Co. Class A (a)(b)                                  3,300         184,470
                            Papa John's International, Inc. (a)                              2,900          66,323
                            Peco II, Inc. (a)                                                   90             274
                            Penn National Gaming, Inc. (a)                                   7,100         171,465
                            RC2 Corp. (a)                                                    1,870           9,855
                            Red Robin Gourmet Burgers, Inc. (a)                              1,900          33,497
                            Regis Corp.                                                      3,700          53,465
                            Ruby Tuesday, Inc. (a)                                           1,300           3,796
                            Russ Berrie & Co., Inc. (a)                                      1,300           1,716
                            Service Corp. International                                     23,400          81,666
                            Servotronics, Inc. (a)                                             400           3,200
                            Shutterfly, Inc. (a)                                             2,400          22,488
                            Sonic Corp. (a)                                                  6,437          64,499
                            Sotheby's Holdings, Inc. Class A                                 7,400          66,600
                            The Steak n Shake Co. (a)                                        2,800          21,196
                            Steinway Musical Instruments, Inc. (a)                           1,310          15,681
                            Stewart Enterprises, Inc. Class A                               10,200          33,048
                            THQ, Inc. (a)                                                    7,050          21,432
                            Take-Two Interactive Software, Inc.                              8,100          67,635

                                                        54

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Trans World Entertainment Corp. (a)                              2,400   $       1,464
                            Tupperware Corp.                                                 6,255         106,272
                            VCG Holding Corp. (a)(b)                                         2,600           4,420
                            Warner Music Group Corp. (a)                                     7,700          18,095
                            Wendy's                                                         42,300         212,769
                            World Wrestling Entertainment, Inc.                              3,100          35,774
                            Youbet.com, Inc. (a)                                             3,090           5,222
                                                                                                  ----------------
                                                                                                         3,825,794
------------------------------------------------------------------------------------------------------------------
NON-FERROUS METALS - 0.7%   A.M. Castle & Co.                                                1,000           8,920
                            Advanced Environmental Recycling Technologies, Inc.
                            Class A (a)                                                      7,600           2,508
                            Atna Resources Ltd. (a)                                          1,792           1,036
                            Brush Engineered Materials, Inc. (a)                             2,800          38,836
                            Century Aluminum Co. (a)                                         6,500          13,715
                            Coeur d'Alene Mines Corp. (a)                                   62,700          58,938
                            Commercial Metals Co.                                           11,500         132,825
                            Encore Wire Corp. (b)                                            2,527          54,154
                            General Moly, Inc. (a)                                           6,600           6,996
                            Hecla Mining Co. (a)(b)                                         22,900          45,800
                            Horsehead Holding Corp. (a)                                      5,400          29,700
                            Intrepid Potash, Inc. (a)                                        4,100          75,645
                            Kaiser Aluminum Corp.                                            1,700          39,304
                            Metalico, Inc. (a)                                               2,900           4,930
                            Minerals Technologies, Inc.                                      2,100          67,305
                            Mueller Industries, Inc.                                         3,400          73,746
                            RTI International Metals, Inc. (a)                               3,000          35,100
                            Reliance Steel & Aluminum Co.                                    6,524         171,777
                            Solitario Exploration & Royalty Corp. (a)                        6,600           8,250
                            Southern Copper Corp. (b)                                       22,600         393,692
                            Stillwater Mining Co. (a)                                        4,584          16,961
                            Timberline Resources Corp. (a)                                   6,000           1,620
                            WHX Corp. (a)                                                    1,000           6,700
                                                                                                  ----------------
                                                                                                         1,288,458
------------------------------------------------------------------------------------------------------------------
OPTICAL PHOTO &             CPI Corp.                                                        1,200           8,868
EQUIPMENT - 0.1%            Cyberoptics Corp. (a)                                            1,100           5,390
                            Imation Corp.                                                    3,300          25,245
                            Ingram Micro, Inc. Class A (a)                                  14,330         181,131
                            LaserCard Corp. (a)                                              2,095           5,112
                            Meade Instruments Corp. (a)                                        200              28
                            Photronics, Inc. (a)                                             4,300           4,128
                            StockerYale, Inc. (a)                                              100              13
                            Zygo Corp. (a)                                                   1,700           7,803
                                                                                                  ----------------
                                                                                                           237,718
------------------------------------------------------------------------------------------------------------------
PAPER & FOREST              AbitibiBowater, Inc. (a)(b)                                      3,664           2,015
PRODUCTS - 0.5%             Boise, Inc. (a)                                                  2,500           1,525
                            Buckeye Technologies, Inc. (a)                                   4,100           8,733
                            CSS Industries, Inc.                                               904          15,368

                                                        55

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Caraustar Industries, Inc. (a)                                   5,900   $         826
                            Clearwater Paper Corp. (a)                                       1,174           9,427
                            Deltic Timber Corp.                                              1,400          55,174
                            Domtar Corp. (a)                                                44,500          42,275
                            Kadant, Inc. (a)                                                   780           8,986
                            Kapstone Paper and Packaging Corp. (a)                           4,000           9,840
                            Louisiana-Pacific Corp.                                         10,600          23,638
                            Lydall, Inc. (a)                                                 1,800           5,346
                            Neenah Paper, Inc.                                               2,700           9,801
                            P.H. Glatfelter Co.                                              4,000          24,960
                            Packaging Corp. of America                                      10,500         136,710
                            Potlatch Corp.                                                   3,959          91,809
                            Rayonier, Inc.                                                   8,071         243,906
                            Rock-Tenn Co. Class A                                            4,100         110,905
                            Universal Forest Products, Inc.                                  1,500          39,915
                            Verso Paper Corp.                                                2,900           1,856
                            Wausau Paper Corp.                                               3,900          20,514
                                                                                                  ----------------
                                                                                                           863,529
------------------------------------------------------------------------------------------------------------------
PRODUCER GOODS - 3.9%       AGCO Corp. (a)(c)                                                9,223         180,771
                            Aaon, Inc.                                                       1,550          28,086
                            Actuant Corp. Class A                                            5,800          59,914
                            Akorn, Inc. (a)                                                  8,100           6,966
                            Alamo Group, Inc.                                                1,400          14,924
                            Albany International Corp. Class A                               2,600          23,530
                            Allied Motion Technologies, Inc. (a)                               115             187
                            Allis-Chalmers Energy, Inc. (a)                                  2,000           3,860
                            American International Industries, Inc. (a)                      3,400           3,468
                            American Vanguard Corp.                                          1,300          16,770
                            Ametek, Inc.                                                    10,600         331,462
                            Applied Industrial Technologies, Inc.                            3,400          57,358
                            AptarGroup, Inc.                                                 6,400         199,296
                            Arotech Corp. (a)                                                   14              11
                            Astec Industries, Inc. (a)                                       1,400          36,722
                            BE Aerospace, Inc. (a)                                          10,000          86,700
                            Baldor Electric Co.                                              4,300          62,307
                            Barnes Group, Inc.                                               3,800          40,622
                            Blount International, Inc. (a)                                   2,800          12,936
                            Blyth, Inc.                                                        675          17,638
                            Briggs & Stratton Corp.                                          4,700          77,550
                            CIRCOR International, Inc.                                       1,800          40,536
                            Cantel Medical Corp. (a)                                         1,400          18,018
                            Capstone Turbine Corp. (a)(b)                                   18,300          13,176
                            Chart Industries, Inc. (a)                                       3,000          23,640
                            Chicago Rivet & Machine Co.                                        100           1,208
                            Clarcor, Inc.                                                    5,200         130,988
                            Cognex Corp.                                                     4,085          54,535
                            Colfax Corp. (a)                                                 1,900          13,053

                                                        56

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Columbus McKinnon Corp. (a)                                      2,000   $      17,440
                            Comfort Systems USA, Inc.                                        4,100          42,517
                            Cryo-Cell International, Inc. (a)                                1,900           1,178
                            Culp, Inc. (a)                                                     600           1,848
                            Curtiss-Wright Corp.                                             4,600         129,030
                            DXP Enterprises, Inc. (a)                                        1,600          16,528
                            Diamond Management & Technology Consultants, Inc.                3,000           7,650
                            Dynamic Materials Corp.                                          1,100          10,076
                            The Eastern Co.                                                    300           3,240
                            Evergreen Solar, Inc. (a)(b)                                    16,100          34,293
                            FMC Corp.                                                        7,400         319,236
                            Federal Signal Corp.                                             3,400          17,918
                            Flanders Corp. (a)                                               3,800          15,352
                            Franklin Electric Co., Inc.                                      2,200          48,686
                            Gardner Denver, Inc. (a)                                         5,400         117,396
                            The Gorman-Rupp Co.                                              1,870          37,026
                            Graco, Inc.                                                      6,187         105,612
                            GrafTech International Ltd. (a)                                 11,400          70,224
                            HI Shear Technology Corp.                                          700           4,305
                            HNI Corp.                                                        3,000          31,200
                            Hardinge, Inc.                                                   1,900           5,301
                            Harsco Corp.                                                     8,300         184,011
                            Herman Miller, Inc.                                              4,490          47,863
                            Hexcel Corp. (a)                                                 9,500          62,415
                            Hubbell, Inc. Class B                                            4,800         129,408
                            Hurco Companies, Inc. (a)                                        1,300          13,819
                            IDEX Corp.                                                       7,725         168,946
                            Inplay Technologies, Inc. (a)                                      400              48
                            IntriCon Corp. (a)                                                 500           1,605
                            Jarden Corp. (a)                                                 7,175          90,907
                            K-Tron International, Inc. (a)                                     100           6,067
                            Kaydon Corp.                                                     3,600          98,388
                            Kennametal, Inc.                                                 7,400         119,954
                            Knoll, Inc.                                                      3,700          22,681
                            L.B. Foster Co. Class A (a)                                      1,400          34,762
                            LaBarge, Inc. (a)                                                1,100           9,207
                            Ladish Co., Inc. (a)                                             1,700          12,342
                            Lawson Products, Inc.                                              534           6,499
                            Lennox International, Inc.                                       5,500         145,530
                            Libbey, Inc.                                                     1,082             995
                            Lincoln Electric Holdings, Inc.                                  4,095         129,771
                            Lindsay Manufacturing Co. (b)                                    1,400          37,800
                            Liquidity Services, Inc. (a)                                     2,900          20,271
                            MFRI, Inc. (a)                                                   1,400           8,890
                            MSC Industrial Direct Co. Class A                                4,400         136,708
                            Magnetek, Inc. (a)                                               1,700           3,060
                            Material Sciences Corp. (a)                                        900             486

                                                        57

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Matthews International Corp. Class A                             3,100   $      89,311
                            Merix Corp. (a)                                                  2,700             756
                            Micrel, Inc.                                                     5,660          39,846
                            Middleby Corp. (a)                                               1,911          61,974
                            Moog, Inc. Class A (a)                                           3,625          82,904
                            NACCO Industries, Inc. Class A                                     400          10,872
                            NATCO Group, Inc. Class A (a)                                    2,100          39,753
                            NN, Inc.                                                         2,700           3,402
                            Nordson Corp.                                                    3,100          88,133
                            Oceaneering International, Inc. (a)                              5,600         206,472
                            Park-Ohio Holdings Corp. (a)                                     1,500           4,890
                            Pentair, Inc.                                                    9,850         213,450
                            Plug Power, Inc. (a)                                            12,107          10,533
                            Presstek, Inc. (a)                                               3,140           6,500
                            RBC Bearings, Inc. (a)                                           2,300          35,144
                            Reddy Ice Holdings, Inc.                                         1,000           1,470
                            Regal-Beloit Corp.                                               2,905          89,009
                            Research Frontiers, Inc. (a)(b)                                  2,900          13,021
                            Riviera Holdings Corp. (a)                                         700             714
                            Robbins & Myers, Inc.                                            3,200          48,544
                            Roper Industries, Inc.                                           9,000         382,050
                            SPX Corp.                                                        5,448         256,110
                            Safeguard Scientifics, Inc. (a)                                  7,000           3,850
                            Sauer-Danfoss, Inc.                                              1,100           2,684
                            The Shaw Group, Inc. (a)                                         8,500         232,985
                            Somanetics Corp. (a)                                             1,800          27,324
                            Sonic Solutions, Inc. (a)                                        1,800           2,160
                            Spectrum Control, Inc. (a)                                       1,000           7,030
                            Standex International Corp.                                      1,000           9,200
                            Steelcase, Inc. Class A                                          6,400          32,064
                            Strattec Security Corp.                                            900           7,506
                            Sun Hydraulics, Inc.                                             1,650          24,107
                            T-3 Energy Services, Inc. (a)                                    1,300          15,314
                            Team, Inc. (a)                                                   2,000          23,440
                            Technology Research Corp.                                        1,500           2,820
                            Tecumseh Products Co. Class A (a)                                1,700           7,684
                            Teleflex, Inc.                                                   4,100         160,269
                            Tennant Co.                                                      1,700          15,929
                            Tenneco, Inc. (a)                                                5,100           8,313
                            ThermoGenesis Corp. (a)                                          8,000           4,800
                            Timken Co.                                                       7,100          99,116
                            Trinity Industries, Inc.                                         7,200          65,808
                            Triumph Group, Inc.                                              1,800          68,760
                            Twin Disc, Inc.                                                  1,600          11,072
                            Tyler Technologies, Inc. (a)                                     3,800          55,594
                            Valhi, Inc.                                                      1,240          11,631

                                                        58

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Valmont Industries, Inc.                                         2,000   $     100,420
                            Watsco, Inc.                                                     2,600          88,478
                            Watts Water Technologies, Inc. Class A                           3,200          62,592
                            Woodward Governor Co.                                            5,800          64,844
                            X-Rite, Inc. (a)                                                 1,100           1,144
                                                                                                  ----------------
                                                                                                         6,986,517
------------------------------------------------------------------------------------------------------------------
RAILROADS &                 Alexander & Baldwin, Inc.                                        4,200          79,926
SHIPPING - 0.5%             American Commercial Lines, Inc. (a)                              4,500          14,265
                            Capital Product Partners LP                                        700           4,830
                            Diamondhead Casino Corp. (a)                                     4,600           2,300
                            Eagle Bulk Shipping, Inc.                                        5,900          25,075
                            Excel Maritime Carriers Ltd. (b)                                 5,400          24,408
                            Freightcar America, Inc.                                         1,500          26,295
                            GATX Corp.                                                       4,000          80,920
                            Genco Shipping & Trading Ltd. (b)                                3,900          48,126
                            Genesee & Wyoming, Inc. Class A (a)                              2,950          62,688
                            Greenbrier Cos., Inc.                                            3,200          11,712
                            Horizon Lines, Inc. Class A                                      3,200           9,696
                            Hornbeck Offshore Services, Inc. (a)                             3,100          47,244
                            International Shipholding Corp.                                    600          11,802
                            K-Sea Transportation Partners LP                                 1,300          23,010
                            Kansas City Southern (a)                                         9,300         118,203
                            Martin Midstream Partners LP                                     1,500          28,155
                            Navios Maritime Partners LP                                      1,100           9,240
                            OSG America LP                                                   2,100          17,115
                            OceanFreight, Inc.                                               1,500           1,995
                            Overseas Shipholding Group, Inc.                                 2,400          54,408
                            Saia, Inc. (a)                                                   1,400          16,730
                            Ship Finance International Ltd.                                  4,000          26,240
                            TBS International Ltd. (a)                                       2,700          19,845
                            Trico Marine Services, Inc. (a)                                  3,400           7,140
                            Westinghouse Air Brake Technologies Corp.                        4,900         129,262
                                                                                                  ----------------
                                                                                                           900,630
------------------------------------------------------------------------------------------------------------------
REAL PROPERTY - 4.2%        AMB Property Corp. (c)                                          14,400         207,360
                            AMREP Corp. (a)                                                    500           7,850
                            Acadia Realty Trust                                              3,427          36,360
                            Alesco Financial, Inc.                                           1,795             862
                            Alexander's, Inc.                                                  300          51,114
                            Alexandria Real Estate Equities, Inc. (c)                        4,100         149,240
                            American Capital Agency Corp.                                    1,500          25,665
                            American Realty Investors, Inc. (a)                                500           4,960
                            Annaly Capital Management, Inc.                                 56,700         786,429
                            Anthracite Capital, Inc. (e)                                     8,000           2,720
                            Anworth Mortgage Asset Corp.                                     9,400          57,622
                            Arbor Realty Trust, Inc.                                         2,800           2,016
                            Associated Estates Realty Corp.                                  2,900          16,472
                            Avatar Holdings, Inc. (a)                                          700          10,486

                                                        59

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            BRE Properties                                                   5,235   $     102,763
                            BRT Realty Trust                                                 2,000           7,100
                            Big 5 Sporting Goods Corp.                                       3,200          18,784
                            BioMed Realty Trust, Inc.                                        8,300          56,191
                            Brandywine Realty Trust                                          8,914          25,405
                            Brookfield Properties Corp.                                     20,600         118,244
                            CBL & Associates Properties, Inc. (b)                            6,500          15,340
                            California Coastal Communities, Inc. (a)                         3,200           1,984
                            Camden Property Trust                                            5,357         115,604
                            Capstead Mortgage Corp.                                          5,400          57,996
                            Care Investment Trust, Inc.                                      2,700          14,742
                            Cedar Shopping Centers, Inc.                                     5,400           9,396
                            Chimera Investment Corp.                                        15,500          52,080
                            Cogdell Spencer, Inc.                                            1,700           8,670
                            Colonial Properties Trust                                        4,300          16,383
                            Corporate Office Properties Trust                                5,500         136,565
                            Cousins Properties, Inc.                                         4,400          28,336
                            DCT Industrial Trust, Inc.                                      17,500          55,475
                            Developers Diversified Realty Corp.                             13,300          28,329
                            DiamondRock Hospitality Co.                                      7,200          28,872
                            Digital Realty Trust, Inc.                                       7,100         235,578
                            Douglas Emmett, Inc.                                            10,900          80,551
                            Duke Realty Corp.                                               14,575          80,163
                            Dupont Fabros Technology, Inc.                                   3,800          26,144
                            Eastgroup Properties, Inc.                                       2,600          72,982
                            Education Realty Trust, Inc.                                     4,000          13,960
                            Entertainment Properties Trust                                   3,500          55,160
                            Equity Lifestyle Properties, Inc.                                2,400          91,440
                            Equity One, Inc. (b)                                             3,655          44,554
                            Essex Property Trust, Inc.                                       2,700         154,818
                            Federal Realty Investment Trust                                  5,940         273,240
                            FelCor Lodging Trust, Inc.                                       6,800           9,248
                            First Acceptance Corp. (a)                                       1,327           3,211
                            First Industrial Realty Trust, Inc.                              5,900          14,455
                            First Potomac Realty Trust                                       2,900          21,315
                            Forest City Enterprises, Inc. Class A                            6,800          24,480
                            Forestar Group, Inc. (a)                                         2,833          21,672
                            General Growth Properties, Inc.                                 25,900          18,389
                            Getty Realty Corp.                                               1,900          34,865
                            Gladstone Commercial Corp.                                       2,000          17,760
                            Glimcher Realty Trust                                            4,900           6,860
                            Grubb & Ellis Co.                                                4,922           3,101
                            HRPT Properties Trust                                           21,200          67,628
                            Hatteras Financial Corp.                                         3,300          82,467
                            Healthcare Realty Trust, Inc.                                    6,200          92,938
                            Highwoods Properties, Inc.                                       6,450         138,159
                            Hilltop Holdings, Inc. (a)                                       5,680          64,752

                                                        60

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Home Properties, Inc.                                            3,700   $     113,405
                            Hospitality Properties Trust                                     9,605         115,260
                            Icahn Enterprises LP                                               600          15,600
                            Inland Real Estate Corp.                                         6,400          45,376
                            Interval Leisure Group, Inc. (a)                                 3,860          20,458
                            Investors Real Estate Trust                                      6,500          64,090
                            iStar Financial, Inc. (b)                                       14,300          40,183
                            JER Investors Trust, Inc.                                           96              62
                            Jones Lang LaSalle, Inc.                                         3,500          81,410
                            Kilroy Realty Corp.                                              3,900          67,041
                            Kite Realty Group Trust                                          1,800           4,410
                            LTC Properties, Inc.                                             1,500          26,310
                            LTC-Amerivest Liquidating Trust (a)                              4,400               0
                            LaSalle Hotel Properties                                         5,100          29,784
                            Lexington Corporate Properties Trust                             6,120          14,566
                            Liberty Property Trust                                           9,860         186,748
                            LoopNet, Inc. (a)                                                4,000          24,320
                            MFA Financial, Inc.                                             23,400         137,592
                            The Macerich Co. (b)                                             7,900          49,454
                            Mack-Cali Realty Corp.                                           6,700         132,727
                            Maguire Properties, Inc. (a)                                     4,500           3,240
                            Market Leader, Inc. (a)                                          1,600           2,352
                            Meruelo Maddux Properties, Inc. (a)                              3,400             248
                            Mid-America Apartment Communities, Inc.                          3,000          92,490
                            Mission West Properties, Inc.                                    1,100           7,040
                            Move, Inc. (a)                                                  10,624          15,405
                            National Health Investors, Inc.                                  2,100          56,427
                            National Retail Properties, Inc.                                 8,291         131,329
                            Nationwide Health Properties, Inc.                              10,500         232,995
                            New York Mortgage Trust, Inc.                                    3,300          12,309
                            Newcastle Investment Corp.                                       5,605           3,643
                            NorthStar Realty Finance Corp. (b)                               6,686          15,513
                            Omega Healthcare Investors, Inc.                                 8,300         116,864
                            Orleans Homebuilders, Inc.                                         900           2,151
                            PS Business Parks, Inc.                                          1,900          70,015
                            Parkway Properties, Inc.                                         2,200          22,660
                            Pennsylvania Real Estate Investment Trust (b)                    4,299          15,261
                            Pope Resources, Ltd. LP                                            300           6,075
                            Post Properties, Inc.                                            4,600          46,644
                            RAIT Investment Trust                                            6,600           8,052
                            Ramco-Gershenson Properties Trust                                2,000          12,900
                            Reading International, Inc. Class A (a)                          1,300           4,550
                            Realty Finance Corp.                                             2,300             230
                            Realty Income Corp. (b)                                         10,500         197,610
                            Redwood Trust, Inc.                                              6,000          92,100
                            Regency Centers Corp.                                            7,100         188,647
                            SL Green Realty Corp. (b)                                        6,382          68,926

                                                        61

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Saul Centers, Inc.                                               1,300   $      29,861
                            Senior Housing Properties Trust                                 12,700         178,054
                            Sovran Self Storage, Inc.                                        2,300          46,184
                            The St. Joe Co. (a)(b)                                           9,800         164,052
                            Stonemor Partners LP                                             1,800          20,070
                            Strategic Hotel Capital, Inc.                                    5,400           3,726
                            Stratus Properties, Inc. (a)                                       200           1,210
                            Sun Communities, Inc.                                            2,600          30,758
                            Sunstone Hotel Investors, Inc.                                   6,680          17,568
                            Tanger Factory Outlet Centers, Inc.                              3,600         111,096
                            Taubman Centers, Inc.                                            5,600          95,424
                            Thomas Properties Group, Inc.                                    2,600           3,068
                            Toreador Resources Corp.                                         3,400           8,534
                            Transcontinental Realty Investors, Inc. (a)                        100           1,101
                            Tree.com, Inc. (a)                                                 643           2,971
                            U-Store-It Trust                                                 5,000          10,100
                            UDR, Inc.                                                       14,664         126,257
                            Universal Health Realty Income Trust                             1,300          37,999
                            Urstadt Biddle Properties, Inc.                                  1,300          17,420
                            Urstadt Biddle Properties, Inc. Class A                            900          12,078
                            Washington Real Estate Investment Trust                          5,700          98,610
                            Weingarten Realty Investors (b)                                  7,775          74,018
                            ZipRealty, Inc. (a)                                              1,049           3,063
                                                                                                  ----------------
                                                                                                         7,694,999
------------------------------------------------------------------------------------------------------------------
RETAIL - 3.2%               1-800-FLOWERS.COM, Inc. Class A (a)                              4,470           9,253
                            99 Cents Only Stores (a)                                         4,866          44,962
                            A.C. Moore Arts & Crafts, Inc. (a)                               3,100           5,859
                            Aaron Rents, Inc. (c)                                            5,075         135,299
                            Advance Auto Parts, Inc. (c)                                     9,500         390,260
                            Allion Healthcare, Inc. (a)                                      3,200          14,720
                            Alloy, Inc. (a)                                                  1,300           5,460
                            American Apparel, Inc. (a)                                       3,100           9,052
                            American Eagle Outfitters, Inc.                                 17,865         218,667
                            AnnTaylor Stores Corp. (a)                                       5,875          30,550
                            Arden Group, Inc. Class A                                          200          23,368
                            Asbury Automotive Group, Inc.                                    5,400          23,274
                            BJ's Wholesale Club, Inc. (a)                                    6,100         195,139
                            Barnes & Noble, Inc.                                             3,900          83,382
                            Bidz.com, Inc. (a)(b)                                              700           2,814
                            Bluegreen Corp. (a)                                              1,100           1,914
                            The Bon-Ton Stores, Inc. (b)                                     2,600           4,550
                            Books-A-Million, Inc.                                            1,200           5,520
                            Borders Group, Inc. (a)                                          6,200           3,906
                            Brightpoint, Inc. (a)                                            5,556          23,779
                            Build-A-Bear Workshop, Inc. (a)                                  1,500           9,105
                            CarMax, Inc. (a)(b)                                             20,100         250,044
                            Casey's General Stores, Inc.                                     5,300         141,298

                                                        62

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Casual Male Retail Group, Inc. (a)                               3,100   $       1,519
                            The Cato Corp. Class A                                           2,750          50,270
                            Central Garden & Pet Co. Class A (a)                             5,800          43,616
                            Charlotte Russe Holding, Inc. (a)                                3,600          29,340
                            Charming Shoppes, Inc. (a)                                      15,155          21,217
                            Chico's FAS, Inc. (a)                                           15,600          83,772
                            The Children's Place Retail Stores, Inc. (a)                     2,505          54,834
                            Christopher & Banks Corp.                                        2,238           9,153
                            Coldwater Creek, Inc. (a)                                        7,470          18,750
                            Collective Brands, Inc. (a)                                      6,300          61,362
                            Cost Plus, Inc. (a)(b)                                           4,700           4,465
                            DSW, Inc. Class A (a)                                            2,400          22,296
                            dELiA*s, Inc. (a)                                                5,199           8,734
                            Dillard's, Inc. Class A                                          7,900          45,030
                            Dollar Tree, Inc. (a)                                            9,005         401,173
                            Dress Barn, Inc. (a)                                             5,506          67,669
                            drugstore.com, Inc. (a)                                          3,400           3,978
                            Eddie Bauer Holdings, Inc. (a)                                     800             344
                            The Finish Line, Inc. Class A                                    4,747          31,425
                            Flanigan's Enterprises, Inc. (a)                                   200             800
                            Foot Locker, Inc.                                               15,800         165,584
                            Fred's, Inc.                                                     2,950          33,276
                            Gander Mountain Co. (a)                                          1,400           4,074
                            Genesco, Inc. (a)                                                2,300          43,309
                            The Great Atlantic & Pacific Tea Co., Inc. (a)                   3,720          19,753
                            Gymboree Corp. (a)                                               3,100          66,185
                            HFF, Inc. Class A (a)                                            2,700           5,400
                            HSN, Inc. (a)                                                    3,860          19,840
                            Hanesbrands, Inc. (a)                                            9,300          89,001
                            hhgregg, Inc. (a)                                                1,000          14,150
                            Hillenbrand, Inc.                                                6,645         106,386
                            Hot Topic, Inc. (a)                                              5,650          63,224
                            IAC/InterActiveCorp. (a)                                         8,250         125,648
                            Insight Enterprises, Inc. (a)                                    4,000          12,240
                            Jamba, Inc. (a)                                                  3,800           1,824
                            Jo-Ann Stores, Inc. (a)                                          2,665          43,546
                            Jones Apparel Group, Inc.                                        8,900          37,558
                            Kirkland's, Inc. (a)                                             1,100           5,368
                            Lumber Liquidators, Inc. (a)                                     1,100          14,025
                            Men's Wearhouse, Inc.                                            4,300          65,102
                            OfficeMax, Inc.                                                  8,200          25,584
                            Overstock.com, Inc. (a)                                          1,300          11,895
                            PC Connection, Inc. (a)                                          3,000          11,400
                            Pacific Sunwear of California, Inc. (a)                          7,125          11,828
                            The Pep Boys - Manny, Moe & Jack                                 4,800          21,168
                            Pet DRx Corp. (a)                                                4,900             931

                                                        63

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            PetSmart, Inc.                                                  13,000   $     272,480
                            Pier 1 Imports, Inc. (a)                                         8,500           4,760
                            PriceSmart, Inc.                                                 1,950          35,120
                            Rent-A-Center, Inc. (a)                                          6,700         129,779
                            Retail Ventures, Inc. (a)                                        2,200           3,344
                            Rite Aid Corp. (a)(b)                                           57,600          20,736
                            Ross Stores, Inc.                                               13,200         473,616
                            Ruddick Corp.                                                    4,300          96,535
                            Ruth's Hospitality Group, Inc. (a)                               3,400           4,114
                            Saks, Inc. (a)                                                  12,200          22,814
                            Sally Beauty Co., Inc. (a)                                       8,470          48,110
                            School Specialty, Inc. (a)                                       2,000          35,180
                            Sharper Image Corp. (a)(b)                                       2,800              56
                            Shoe Carnival, Inc. (a)                                          1,800          18,630
                            Signet Jewelers Ltd.                                             8,800         100,760
                            Stamps.com, Inc. (a)                                             2,650          25,705
                            Stein Mart, Inc. (a)                                             6,000          17,340
                            Systemax, Inc.                                                   1,200          15,504
                            The Talbots, Inc.                                                3,300          11,583
                            Texas Roadhouse, Inc. Class A (a)                                5,600          53,368
                            Ticketmaster Entertainment (a)                                   3,860          14,243
                            Titan Machinery, Inc. (a)                                        1,400          12,586
                            Tractor Supply Co. (a)                                           3,300         118,998
                            Tuesday Morning Corp. (a)                                        3,100           3,937
                            Tween Brands, Inc. (a)                                           4,600           9,844
                            Ulta Salon Cosmetics & Fragrance, Inc. (a)                       3,857          25,533
                            Unifirst Corp.                                                   1,700          47,328
                            United Stationers, Inc. (a)                                      2,500          70,200
                            Urban Outfitters, Inc. (a)                                      12,200         199,714
                            Weis Markets, Inc.                                               1,200          37,248
                            West Marine, Inc. (a)                                            1,600           8,560
                            The Wet Seal, Inc. Class A (a)                                   9,275          31,164
                            Williams-Sonoma, Inc.                                            9,800          98,784
                            Winmark Corp. (a)                                                  600           7,116
                            Zale Corp. (a)(b)                                                4,200           8,190
                            Zumiez, Inc. (a)                                                 2,600          25,220
                                                                                                  ----------------
                                                                                                         5,718,420
------------------------------------------------------------------------------------------------------------------
SOAPS & COSMETICS - 0.4%    Alberto-Culver Co.                                               8,970         202,812
                            Bare Escentuals, Inc. (a)                                        6,500          26,650
                            Chattem, Inc. (a)                                                1,800         100,890
                            Church & Dwight Co., Inc.                                        7,000         365,610
                            Elizabeth Arden, Inc. (a)                                        3,300          19,239
                            Inter Parfums, Inc.                                              2,450          14,284
                            Nu Skin Enterprises, Inc. Class A                                4,300          45,107
                            Parlux Fragrances, Inc. (a)                                      1,100             946
                            Physicians Formula Holdings, Inc. (a)                            1,000           1,960

                                                        64

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Revlon, Inc., Class A (a)                                        2,989   $       7,413
                            Steiner Leisure Ltd. (a)                                         1,200          29,292
                                                                                                  ----------------
                                                                                                           814,203
------------------------------------------------------------------------------------------------------------------
STEEL - 0.4%                Ampco-Pittsburgh Corp.                                           1,000          13,260
                            Carpenter Technology Corp.                                       4,700          66,364
                            Cliffs Natural Resources, Inc.                                  11,600         210,656
                            Cold Metal Products, Inc. (a)                                    1,400               0
                            Friedman Industries, Inc.                                          600           2,970
                            Gibraltar Industries, Inc.                                       3,400          16,048
                            Northwest Pipe Co. (a)                                           1,200          34,164
                            Olympic Steel, Inc.                                              1,505          22,831
                            Omega Flex, Inc.                                                   500           8,055
                            Schnitzer Steel Industries, Inc. Class A                         2,450          76,906
                            Shiloh Industries, Inc.                                            400             820
                            Steel Dynamics, Inc.                                            18,660         164,395
                            Synalloy Corp.                                                   1,300           6,825
                            Universal Stainless & Alloy Products, Inc. (a)                     700           6,769
                            Worthington Industries, Inc.                                     6,500          56,615
                                                                                                  ----------------
                                                                                                           686,678
------------------------------------------------------------------------------------------------------------------
TELEPHONE - 2.0%            ADC Telecommunications, Inc. (a)(c)                             12,400          54,436
                            ATSI Communications, Inc. (a)                                       75               4
                            Acme Packet, Inc. (a)                                            4,700          28,529
                            Adtran, Inc.                                                     6,880         111,525
                            Airspan Networks, Inc. (a)                                       7,800           1,481
                            Alaska Communications Systems Group, Inc.                        4,900          32,830
                            Applied Signal Technology, Inc.                                  1,900          38,437
                            Aruba Networks, Inc. (a)                                         5,000          15,700
                            Atlantic Tele-Network, Inc.                                        500           9,590
                            Autobytel, Inc. (a)                                              8,000           2,160
                            Centennial Communications Corp. (a)                              7,900          65,254
                            Cincinnati Bell, Inc. (a)                                       22,800          52,440
                            Clearwire Corp. Class A (a)(b)                                   7,200          37,080
                            Consolidated Communications Holdings, Inc.                       3,484          35,746
                            Crown Castle International Corp. (a)                            25,490         520,251
                            D&E Communications, Inc.                                           999           5,365
                            Digital Angel Corp. (a)                                            588             400
                            Ditech Networks, Inc. (a)                                        2,000           2,060
                            Equinix, Inc. (a)                                                3,515         197,367
                            Extreme Networks, Inc. (a)                                      13,000          19,760
                            FairPoint Communications, Inc.                                   9,600           7,488
                            Fibernet Telecom Group, Inc. (a)                                     1              11
                            FiberTower Corp. (a)                                            22,700           4,540
                            Finisar Corp. (a)                                               26,135          11,499
                            Fusion Telecommunications International, Inc. (a)                4,500             450
                            General Communication, Inc. Class A (a)                          3,400          22,712
                            GeoEye, Inc. (a)                                                 2,300          45,425

                                                        65

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Global Crossing Ltd. (a)                                         2,595   $      18,165
                            Globalstar, Inc. (a)                                             5,600           1,960
                            Globecomm Systems, Inc. (a)                                      1,400           8,106
                            HickoryTech Corp.                                                  800           4,304
                            Hughes Communications, Inc. (a)                                    900          10,827
                            ICO Global Communications Holdings Ltd. (a)                     15,100           5,285
                            ID Systems, Inc. (a)                                             1,600           6,496
                            IDT Corp. Class B (a)                                            1,533           1,778
                            iPCS, Inc. (a)                                                   1,900          18,449
                            Ibasis, Inc. (a)                                                 2,400           1,608
                            Iowa Telecommunications Services, Inc.                           4,300          49,278
                            j2 Global Communications, Inc. (a)                               4,600         100,694
                            Leap Wireless International, Inc. (a)                            5,700         198,759
                            Level 3 Communications, Inc. (a)(b)                            169,488         155,929
                            MetroPCS Communications, Inc. (a)                               25,500         435,540
                            NET2000 Communications, Inc. (a)                                   300               0
                            NII Holdings, Inc. (a)                                          17,700         265,500
                            NTELOS Holdings Corp.                                            3,000          54,420
                            Neutral Tandem, Inc. (a)                                         2,100          51,681
                            Nextwave Wireless, Inc. (a)                                      4,100             656
                            Novatel Wireless, Inc. (a)                                       4,686          26,335
                            Occam Networks, Inc. (a)                                           400           1,052
                            Optical Cable Corp. (a)                                            247             590
                            PAETEC Holding Corp. (a)                                        20,500          29,520
                            Primus Telecommunications GP (a)                                29,100             375
                            Purple Communications, Inc. (a)                                      6              17
                            RCN Corp. (a)                                                    4,500          16,650
                            Shenandoah Telecom Co.                                           2,000          45,600
                            Sonus Networks, Inc. (a)                                        22,000          34,540
                            SureWest Communications                                            800           6,240
                            Syniverse Holdings, Inc. (a)                                     7,000         110,320
                            TW Telecom, Inc. (a)                                            15,500         135,625
                            Telephone & Data Systems, Inc.                                   7,000         185,570
                            Telephone & Data Systems, Inc. (Special Shares)                  2,900          68,585
                            Telular Corp. (a)                                                  200             356
                            TerreStar Corp. (a)                                              5,100           2,856
                            Terremark Worldwide, Inc. (a)                                    2,700           7,263
                            U.S. Cellular Corp. (a)                                          1,600          53,344
                            USA Mobility, Inc.                                               3,200          29,472
                            UTStarcom, Inc. (a)(b)                                          10,500           8,190
                            Virgin Media, Inc.                                              29,455         141,384
                            Virgin Mobile USA, Inc. (a)                                      5,800           7,482
                            Vonage Holdings Corp. (a)(b)                                    11,300           4,520
                            Warwick Valley Telephone Co.                                     1,500          16,485
                                                                                                  ----------------
                                                                                                         3,644,346
------------------------------------------------------------------------------------------------------------------
TIRES & RUBBER              American Biltrite, Inc. (a)                                        200             220
GOODS - 0.1%                Carlisle Cos., Inc.                                              6,200         121,706

                                                        66

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Cooper Tire & Rubber Co.                                         6,400   $      25,856
                            SRI/Surgical Express, Inc. (a)                                   1,000           1,000
                            Synergetics USA, Inc. (a)                                          400             320
                                                                                                  ----------------
                                                                                                           149,102
------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.1%              Alliance One International, Inc. (a)                             8,700          33,408
                            M&F Worldwide Corp. (a)                                          1,600          18,736
                            Schweitzer-Mauduit International, Inc.                           1,600          29,536
                            Universal Corp.                                                  2,745          82,130
                            Vector Group Ltd.                                                4,511          58,598
                                                                                                  ----------------
                                                                                                           222,408
------------------------------------------------------------------------------------------------------------------
TRAVEL & RECREATION - 0.8%  Aldila, Inc.                                                       100             564
                            All-American SportPark, Inc. (a)                                 4,038             242
                            Ambassadors Group, Inc.                                          2,500          20,300
                            Amerco, Inc. (a)                                                   800          26,824
                            American Classic Voyages Co. (a)                                   100               0
                            Ameristar Casinos, Inc.                                          2,500          31,450
                            Bally Technologies, Inc. (a)                                     5,700         104,994
                            Boyd Gaming Corp.                                                3,700          13,801
                            Brunswick Corp.                                                 11,600          40,020
                            CKX, Inc. (a)                                                    6,000          24,600
                            Callaway Golf Co.                                                6,800          48,824
                            Cedar Fair, LP                                                   4,900          45,521
                            Choice Hotels International, Inc.                                3,400          87,788
                            Dick's Sporting Goods, Inc. (a)                                  8,600         122,722
                            Dollar Thrifty Automotive Group, Inc. (a)                        2,100           2,436
                            Dover Downs Gaming & Entertainment, Inc.                         3,116           9,566
                            Elixir Gaming Technologies, Inc. (a)                             3,300             363
                            Empire Resorts, Inc. (a)                                         5,300           4,080
                            Full House Resorts, Inc. (a)                                     1,000           1,180
                            Great Wolf Resorts, Inc. (a)                                     1,800           4,194
                            Las Vegas Sands Corp. (a)(b)                                    34,300         103,243
                            Life Time Fitness, Inc. (a)(b)                                   3,500          43,960
                            Lodgian, Inc. (a)                                                1,100           2,310
                            MGM Mirage (a)(b)                                                9,111          21,229
                            MTR Gaming Group, Inc. (a)                                       2,100           1,890
                            Marcus Corp.                                                     1,500          12,750
                            Marine Products Corp.                                              700           2,968
                            Monarch Casino & Resort, Inc. (a)                                1,900           9,804
                            Morgans Hotel Group Co. (a)                                      3,800          11,818
                            Multimedia Games, Inc. (a)                                       1,900           4,085
                            Orbitz Worldwide, Inc. (a)                                       4,800           6,192
                            Orient Express Hotels Ltd. Class A                               4,000          16,400
                            Pinnacle Entertainment, Inc. (a)                                 5,000          35,200
                            Pool Corp.                                                       5,050          67,670
                            Premier Exhibitions, Inc. (a)                                    3,700           2,738
                            Red Lion Hotels Corp. (a)                                          500           1,465

                                                        67

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY                    COMMON STOCKS                                                  SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
                            Rick's Cabaret International, Inc. (a)                             900   $       4,086
                            Royal Caribbean Cruises Ltd. (b)                                14,400         115,344
                            Scientific Games Corp. Class A (a)                               7,200          87,192
                            Shuffle Master, Inc. (a)                                         7,343          21,074
                            Silverleaf Resorts, Inc. (a)                                     6,600           4,158
                            Six Flags, Inc. (a)                                             11,700           3,159
                            Sonesta International Hotels Corp. Class A                         200           1,500
                            Speedway Motorsports, Inc.                                       1,500          17,730
                            Sport Supply Group, Inc.                                         2,100          12,012
                            Town Sports International Holdings, Inc. (a)                       700           2,093
                            TravelCenters of America LLC (a)                                 2,260           4,136
                            Travelzoo, Inc. (a)                                              1,100           6,941
                            Vail Resorts, Inc. (a)(b)                                        2,600          53,118
                            WMS Industries, Inc. (a)                                         4,900         102,459
                                                                                                  ----------------
                                                                                                         1,368,193
------------------------------------------------------------------------------------------------------------------
TRUCKING & FREIGHT - 0.7%   Arkansas Best Corp.                                              2,800          53,256
                            BancTrust Financial Group, Inc.                                  1,888          11,951
                            Celadon Group, Inc. (a)                                          1,725           9,574
                            Con-way, Inc.                                                    4,600          82,478
                            Covenant Transport Group Class A (a)                             2,700           5,292
                            Dynamex, Inc. (a)                                                  900          11,772
                            Forward Air Corp.                                                3,000          48,690
                            Frozen Food Express Industries, Inc.                             1,900           5,700
                            HUB Group, Inc. Class A (a)                                      4,000          68,000
                            Heartland Express, Inc.                                          7,008         103,788
                            Hythiam, Inc. (a)(b)                                            10,400           3,224
                            J.B. Hunt Transport Services, Inc.                              11,400         274,854
                            Knight Transportation, Inc.                                      5,900          89,444
                            Landstar System, Inc.                                            5,500         184,085
                            Marten Transport Ltd. (a)                                        1,237          23,107
                            Old Dominion Freight Line, Inc. (a)                              3,162          74,275
                            P.A.M. Transportation Services, Inc. (a)                           400           2,196
                            Pacer International, Inc.                                        3,900          13,650
                            Quality Distribution, Inc. (a)                                   1,500           2,970
                            TAL International Group, Inc.                                    1,400          10,248
                            USA Truck, Inc. (a)                                                700           9,051
                            UTI Worldwide, Inc.                                              8,900         106,355
                            Universal Truckload Services, Inc.                                 900          12,906
                            Wabash National Corp.                                            1,800           2,214
                            Werner Enterprises, Inc.                                         5,700          86,184
                            YRC Worldwide, Inc. (a)(b)                                       6,029          27,070
                                                                                                  ----------------
                                                                                                         1,322,334
------------------------------------------------------------------------------------------------------------------
                            TOTAL COMMON STOCKS - 94.9%                                                172,166,086
------------------------------------------------------------------------------------------------------------------

                                                        68

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                                       (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                 WARRANTS (F)                                                    SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
BUSINESS MACHINES - 0.0%                 Lantronix, Inc. (expires 2/09/11)                                      2                  0
------------------------------------------------------------------------------------------------------------------------------------
ENERGY & UTILITIES - 0.0%                GreenHunter Energy, Inc. (expires 8/27/11) (g)                        30                  0
------------------------------------------------------------------------------------------------------------------------------------
MOTOR VEHICLES - 0.0%                    Federal-Mogul Corp. Class A (expires 12/27/14)                       249     $           27
------------------------------------------------------------------------------------------------------------------------------------
                                         TOTAL WARRANTS - 0.0%                                                                    27
------------------------------------------------------------------------------------------------------------------------------------
                                         RIGHTS
------------------------------------------------------------------------------------------------------------------------------------
BANKS - 0.0%                             German American Bancorp.  (h)                                        661                  0
------------------------------------------------------------------------------------------------------------------------------------
DRUGS & MEDICINE - 0.0%                  Anesiva, Inc. (i)                                                    400                  0
                                         Ligand Pharmaceuticals, Inc. (j)                                   4,000                  0
                                                                                                                  ------------------
                                                                                                                                   0
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.0%                         United America Indemnity  (k)                                      2,433              1,141
------------------------------------------------------------------------------------------------------------------------------------
                                         TOTAL RIGHTS - 0.0%                                                                   1,141
------------------------------------------------------------------------------------------------------------------------------------
                                         OTHER INTERESTS (L)
------------------------------------------------------------------------------------------------------------------------------------
DRUGS & MEDICINE - 0.0%                  Tripos, Inc. Liquidating Trust                                       700                  0
------------------------------------------------------------------------------------------------------------------------------------
ENERGY & UTILITIES - 0.0%                PetroCorp, Inc. (Escrow Shares)                                      600                  0
------------------------------------------------------------------------------------------------------------------------------------
                                         TOTAL OTHER INTERESTS - 0.0%                                                              0
------------------------------------------------------------------------------------------------------------------------------------
                                         TOTAL LONG-TERM INVESTMENTS                                                     172,167,254
                                         (COST - $257,627,483) - 94.9%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        SHARES/
                                                                                                      BENEFICIAL
                                                                                                       INTEREST
                                         SHORT-TERM SECURITIES                                           (000)
------------------------------------------------------------------------------------------------------------------------------------
                                         BlackRock Liquidity Funds, TempCash,
                                         0.72% (e)(m)                                                   8,527,067          8,527,067
                                         BlackRock Liquidity Series, LLC Money Market Series,
                                         1.17% (e)(m)(n)                                              $    10,487         10,486,586
------------------------------------------------------------------------------------------------------------------------------------
                                         TOTAL SHORT-TERM SECURITIES
                                         (COST - $19,013,653) - 10.5%                                                     19,013,653
------------------------------------------------------------------------------------------------------------------------------------
                                         TOTAL INVESTMENTS
                                         (COST - $276,641,136*)  - 105.4%                                                191,180,907
                                         LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4)%                                  (9,746,630)
                                                                                                                     ---------------
                                         NET ASSETS - 100.0%                                                           $ 181,434,277
                                                                                                                     ---------------
                                                                                                                     ---------------

     * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

       Aggregate cost                      $     279,264,030
                                          ------------------
       Gross unrealized appreciation       $      12,790,618
       Gross unrealized depreciation            (100,873,741)
                                          ------------------
       Net unrealized depreciation         $     (88,083,123)
                                          ------------------

   (a) Non-income producing security.
   (b) Security, or a portion of security, is on loan.
   (c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
   (d) Depositary receipts.

                                                        69

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)                            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------
   (e) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
       -----------------------------------------------------------------------------------------------------------------
                                                                                      REALIZED GAIN (LOSS)
       AFFILIATE                               PURCHASE COST        SALE COST                                   INCOME
       -----------------------------------------------------------------------------------------------------------------
       Anthracite Capital, Inc.               $          618                       -                    -              -
       BlackRock, Inc.                        $       11,717                       -                    -     $    1,638
       BlackRock Liquidity Funds,
          TempCash                            $    8,527,067**                     -                    -     $      779
       BlackRock Liquidity Series, LLC
          Cash Sweep Series                                -       $       6,982,379*                   -     $    8,029
       BlackRock Liquidity Series, LLC
          Money Market Series                 $    2,155,153**                     -                    -     $   40,539
       -----------------------------------------------------------------------------------------------------------------
         * Represents net sale cost.
        ** Represents net purchase cost.
   (f) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing.
       The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
   (g) Restricted security as to resale, representing 0.0% of net assets was as follows:
       -------------------------------------------------------------------------------------------------
       ISSUE                             ACQUISITION DATE(S)                 COST              VALUE
       -------------------------------------------------------------------------------------------------
       GreenHunter Energy, Inc.          4/18/08 - 5/16/08                $        -        $         -
       -------------------------------------------------------------------------------------------------
   (h) The rights may be exercised until 4/23/09.
   (i) The rights may be exercised until 4/28/09.
   (j) The rights may be exercised until 12/31/11.
   (k) The rights may be exercised until 4/06/09.
   (l) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
   (m) Represents the current yield as of report date.
   (n) Security was purchased with the cash proceeds from securities loans.
     * For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
     * Financial futures contracts purchased as of March 31, 2009 were as follows:
       ----------------------------------------------------------------------------------------------
                                                                                          UNREALIZED
        CONTRACTS            ISSUE              EXPIRATION DATE        FACE VALUE        APPRECIATION
       ----------------------------------------------------------------------------------------------
           53          Russell 2000 Index          June 2009       $      2,221,885      $     11,005
          139         S&P 400 Midcap Index         June 2009       $      6,750,906            30,904
       ----------------------------------------------------------------------------------------------
        TOTAL                                                                            $     41,909
                                                                                        -------------

                                                        70

--------------------------------------------------------------------------------
MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

o The Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 - price quotations in active markets/exchanges for identical securities

      o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its annual report.

   The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund's investments:

      -----------------------------------------------------------------
       VALUATION              INVESTMENTS IN          OTHER FINANCIAL
        INPUTS                 SECURITIES               INSTRUMENTS*
      -----------------------------------------------------------------
                                  ASSETS                   ASSETS
                            -------------------------------------------
      Level 1               $   180,693,158            $         41,909
      Level 2                    10,487,726                           -
      Level 3                            23                           -
      -----------------------------------------------------------------
      TOTAL                 $   191,180,907            $         41,909
                            -------------------------------------------
      * Other financial instruments are futures. Futures are valued at the unrealized appreciation/depreciation on the instrument.

   The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:
   -----------------------------------------------------------------------------
                                                                INVESTMENTS IN
                                                                  SECURITIES
   -----------------------------------------------------------------------------
   Balance, as of January 1, 2009                                              -
   Accrued discounts/premiums                                                  -
   Realized gain (loss)                                                        -
   Change in unrealized appreciation (depreciation)          $           (4,209)
   Net purchases (sales)                                                       -
   Net transfers in/out of Level 3                                         4,232
--------------------------------------------------------------------------------
      Balance, as of March 31, 2009                          $                23
                                                             -------------------

                                     71



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    05/29/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    5/29/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.